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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investments
18th Floor
Seattle, Washington 98101
206-505-4846

_________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – June 30, 2016

Item 1. Reports to Stockholders

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2016 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,022.30	$1,020.64
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.27	$4.27
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period).
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.8%			General Mills, Inc.	1,525	109
Consumer Discretionary - 12.2%			Hormel Foods Corp.	7,600	278
Aaron's, Inc. Class A	21,800	477	Kellogg Co.	18,338	1,497
Amazon.com, Inc.(Æ)	6,989	5,002	Kimberly-Clark Corp.	922	127
Carnival Corp.	26,100	1,154	Kraft Heinz Co. (The)	8,200	726
Comcast Corp. Class A	6,210	405	Kroger Co. (The)	185	7
Cooper Tire & Rubber Co.	2,600	78	Mondelez International, Inc. Class A	129,906	5,912
Costco Wholesale Corp.	1,114	175	Monster Beverage Corp.(Æ)	30	5
Deckers Outdoor Corp.(Æ)	15,333	882	PepsiCo, Inc.	45,360	4,804
Delphi Automotive PLC	14,179	888	Philip Morris International, Inc.	52,807	5,371
Dollar Tree, Inc.(Æ)	6,000	565	Pinnacle Foods, Inc.	10,601	491
Estee Lauder Cos., Inc. (The) Class A	548	50	Procter & Gamble Co. (The)	36,761	3,113
Ford Motor Co.	166,700	2,095	Reynolds American, Inc.	2,107	114
Gannett Co., Inc.	5,400	75	Sanderson Farms, Inc.	4,800	416
Gap, Inc. (The)	36,630	777	Sysco Corp.	1,333	68
General Motors Co.	55,700	1,576	Tyson Foods, Inc. Class A	6,400	427
Graham Holdings Co. Class B	907	444	Unilever NV	83,485	3,919
Home Depot, Inc. (The)	3,195	408	Walgreens Boots Alliance, Inc.	118	10
Johnson Controls, Inc.	16,570	733
Lennar Corp. Class A	28,120	1,296			33,949
Liberty Global PLC LiLAC(Æ)	33,095	1,075
Lowe's Cos., Inc.	13,089	1,036	Energy - 7.3%
			Antero Resources Corp.(Æ)	17,200	447
McDonald's Corp.	9,071	1,092	Baker Hughes, Inc.	9,000	406
MGM Resorts International(Æ)	39,943	904	BP PLC - ADR	26,850	953
Murphy USA, Inc.(Æ)	4,100	304	Chevron Corp.	4,955	520
Newell Brands, Inc.	36,902	1,792	ConocoPhillips	23,480	1,024
News Corp. Class A	47,200	536	Core Laboratories NV	26,612	3,296
Nike, Inc. Class B	30,536	1,686	CVR Energy, Inc.	3,900	60
Office Depot, Inc.(Æ)	19,200	64	Devon Energy Corp.	38,500	1,396
O'Reilly Automotive, Inc.(Æ)	5,606	1,520	Ensco PLC Class A	53,000	515
Panera Bread Co. Class A(Æ)	2,744	582	Exxon Mobil Corp.	60,168	5,639
PVH Corp.	11,156	1,051	First Solar, Inc.(Æ)	4,200	204
Royal Caribbean Cruises, Ltd.	12,796	859	FMC Technologies, Inc.(Æ)	12,500	333
Six Flags Entertainment Corp.	4,800	278	Hess Corp.	9,400	565
Starbucks Corp.	79,311	4,530	HollyFrontier Corp.	12,700	302
Target Corp.	37,856	2,643	Kinder Morgan, Inc.	28,000	524
Thomson Reuters Corp.	671	27	Laredo Petroleum, Inc.(Æ)	36,977	388
Time Warner, Inc.	33,412	2,457	Marathon Oil Corp.	90,700	1,361
Time, Inc.	17,700	291	Marathon Petroleum Corp.	26,900	1,021
TJX Cos., Inc.	63,175	4,880	Nabors Industries, Ltd.	79,100	795
Tribune Media Co. Class A	13,200	517	NOW, Inc.(Æ)	15,300	278
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,057	1,963	Occidental Petroleum Corp.	19,174	1,449
Under Armour, Inc. Class A(Æ)	11,344	455	PBF Energy, Inc. Class A	8,900	212
VF Corp.	801	49	Phillips 66	18,907	1,500
Wal-Mart Stores, Inc.	63,707	4,652	Pioneer Natural Resources Co.	14,272	2,159
Walt Disney Co. (The)	4,167	408	QEP Resources, Inc.(Æ)	56,100	989
Whirlpool Corp.	4,550	758	Schlumberger, Ltd.	51,273	4,054
Wynn Resorts, Ltd.	6,578	596	Superior Energy Services, Inc.(Æ)	8,200	151
Yum! Brands, Inc.	87	7	Valero Energy Corp.	23,000	1,173
		54,092	Weatherford International PLC(Æ)	35,800	199
			Whiting Petroleum Corp.(Æ)	18,000	167
Consumer Staples - 7.7%			World Fuel Services Corp.	7,000	332
Altria Group, Inc.	31,790	2,192
Bunge, Ltd.	19,400	1,148			32,412
Coca-Cola Co. (The)	10,036	455
Colgate-Palmolive Co.	2,244	164	Financial Services - 21.1%
			Aflac, Inc.	7,631	550
Constellation Brands, Inc. Class A	5,503	910	Allstate Corp. (The)	19,959	1,396
CVS Health Corp.	10,155	972	Ally Financial, Inc.	37,400	638
Dean Foods Co.	4,400	80	American Express Co.	24,673	1,499
Energizer Holdings, Inc.(Æ)	5,800	490	American International Group, Inc.	275	15
Flowers Foods, Inc.	7,700	144

See accompanying notes which are an integral part of the financial statements.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
American Tower Corp.(ö)	58,965	6,699	Xenia Hotels & Resorts, Inc.(ö)	19,100	320
Ameriprise Financial, Inc.	6,910	621	XL Group PLC Class A	32,210	1,073
Aon PLC	668	73	Zions Bancorporation	15,800	397
Aspen Insurance Holdings, Ltd.	8,052	373			93,145
Assurant, Inc.	2,400	207
AvalonBay Communities, Inc.(ö)	6,970	1,257	Health Care - 12.3%
Bank of America Corp.	199,972	2,654	Abbott Laboratories	3,313	130
Bank of New York Mellon Corp. (The)	51,780	2,012	Aetna, Inc.	17,004	2,077
BankUnited, Inc.	17,494	537	Allergan PLC(Æ)	26,678	6,166
BB&T Corp.	1,916	68	Amgen, Inc.	1,062	162
Berkshire Hathaway, Inc. Class B(Æ)	60,034	8,693	Anthem, Inc.	10,008	1,314
BlackRock, Inc. Class A	90	31	Baxter International, Inc.	1,279	58
Capital One Financial Corp.	34,433	2,187	Becton Dickinson and Co.	474	80
CBL & Associates Properties, Inc.(ö)	11,200	104	Biogen, Inc.(Æ)	115	28
Chubb, Ltd.	1,181	154	Boston Scientific Corp.(Æ)	24,500	573
Citigroup, Inc.	90,145	3,822	Bristol-Myers Squibb Co.	34,024	2,502
Citizens Financial Group, Inc.	48,400	967	Cardinal Health, Inc.	30,547	2,383
CME Group, Inc. Class A	10,110	985	Centene Corp.(Æ)	2,600	186
CNA Financial Corp.	1,591	50	Cigna Corp.	198	25
Comerica, Inc.	37,985	1,562	DexCom, Inc.(Æ)	10,431	827
Crown Castle International Corp.(ö)	428	43	Edwards Lifesciences Corp.(Æ)	16,860	1,681
Discover Financial Services	108	6	Eli Lilly & Co.	13,802	1,086
Endurance Specialty Holdings, Ltd.	7,800	524	Endo International PLC(Æ)	8,490	132
Equifax, Inc.	4,106	527	Express Scripts Holding Co.(Æ)	779	59
Equity Residential(ö)	904	62	Gilead Sciences, Inc.	15,213	1,269
Everest Re Group, Ltd.	2,870	524	Haemonetics Corp.(Æ)	7,700	223
FleetCor Technologies, Inc.(Æ)	9,141	1,308	HCA Holdings, Inc.(Æ)	12,638	973
Franklin Resources, Inc.	683	23	Humana, Inc.	6,003	1,079
Genworth Financial, Inc. Class A(Æ)	75,600	195	Intuitive Surgical, Inc.(Æ)	1,796	1,188
Goldman Sachs Group, Inc. (The)	7,730	1,149	Johnson & Johnson	99,068	12,019
Hanover Insurance Group, Inc. (The)	2,800	237	Magellan Health, Inc.(Æ)	5,600	368
Hartford Financial Services Group, Inc.	9,500	422	Medtronic PLC	31,343	2,720
Intercontinental Exchange, Inc.	5,050	1,292	Merck & Co., Inc.	50,733	2,923
JPMorgan Chase & Co.	40,271	2,502	Mylan NV(Æ)	21,920	948
KeyCorp	75,093	830	Pfizer, Inc.	178,734	6,295
Lincoln National Corp.	14,500	562	Quintiles Transnational Holdings, Inc.(Æ)	3,800	248
Loews Corp.	44,593	1,832	Stryker Corp.	863	103
Markel Corp.(Æ)	5,459	5,201	TESARO, Inc.(Æ)	14,648	1,231
Marsh & McLennan Cos., Inc.	1,337	92	Thermo Fisher Scientific, Inc.	13,302	1,965
MasterCard, Inc. Class A	35,156	3,096	UnitedHealth Group, Inc.	9,301	1,313
MetLife, Inc.	47,871	1,907
Northern Trust Corp.	17,900	1,186			54,334
PayPal Holdings, Inc.(Æ)	20,900	763
PNC Financial Services Group, Inc. (The)	25,891	2,107	Materials and Processing - 3.0%
Principal Financial Group, Inc.	23,400	962	Air Products & Chemicals, Inc.	250	36
Prudential Financial, Inc.	12,131	865	CRH PLC - ADR	61,081	1,807
Public Storage(ö)	1,645	421	Ecolab, Inc.	30,083	3,567
Regions Financial Corp.	98,983	842	Hexcel Corp.	11,192	466
Reinsurance Group of America, Inc. Class A	3,834	372	International Paper Co.	22,590	957
Santander Consumer USA Holdings, Inc.(Æ)	77,300	799	Masco Corp.	32,100	993
Simon Property Group, Inc.(ö)	787	171	Monsanto Co.	2,269	235
SL Green Realty Corp.(ö)	11,600	1,235	Nucor Corp.	13,000	642
State Street Corp.	39,512	2,131	Owens-Illinois, Inc.(Æ)	4,000	72
SunTrust Banks, Inc.	31,400	1,290	PPG Industries, Inc.	15,011	1,563
Synchrony Financial	48,178	1,218	Praxair, Inc.	17,545	1,972
Travelers Cos., Inc. (The)	14,968	1,782	Rio Tinto PLC - ADR	14,490	454
US Bancorp	67,072	2,705	Sherwin-Williams Co. (The)	166	49
Visa, Inc. Class A	62,531	4,638	Westlake Chemical Corp.	5,200	223
Voya Financial, Inc.	39,900	988			13,036
Wells Fargo & Co.	156,171	7,392

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Producer Durables - 11.2%			Arrow Electronics, Inc.(Æ)	7,600	470
3M Co.	1,510	264	Avnet, Inc.	13,580	550
Accenture PLC Class A	6,295	713	Broadcom, Ltd.	12,996	2,019
AECOM(Æ)	30,430	967	Brocade Communications Systems, Inc.	33,900	311
American Airlines Group, Inc.	13,200	374	CA, Inc.	16,500	542
Automatic Data Processing, Inc.	1,169	107	Cisco Systems, Inc.	86,305	2,476
B/E Aerospace, Inc.	45,176	2,086	Cognizant Technology Solutions Corp. Class
Babcock & Wilcox Enterprises, Inc.(Æ)	2,900	43	A(Æ)	1,154	66
Boeing Co. (The)	78	10	Computer Sciences Corp.	13,385	665
Colfax Corp.(Æ)	18,427	488	Dolby Laboratories, Inc. Class A	4,300	206
CSX Corp.	256	7	Electronic Arts, Inc.(Æ)	12,997	985
Danaher Corp.	1,547	156	EMC Corp.	1,044	28
Delta Air Lines, Inc.	24,520	893	Facebook, Inc. Class A(Æ)	30,513	3,487
Eaton Corp. PLC	58	3	Finisar Corp.(Æ)	11,400	200
Emerson Electric Co.	366	19	Harris Corp.	12,064	1,007
FedEx Corp.	17,336	2,631	Hewlett Packard Enterprise Co.	50,486	922
General Dynamics Corp.	13,816	1,924	Intel Corp.	46,915	1,538
General Electric Co.	41,595	1,308	International Business Machines Corp.	17,988	2,730
Honeywell International, Inc.	56,703	6,596	Intuit, Inc.	29,678	3,312
Huntington Ingalls Industries, Inc.	4,525	760	Juniper Networks, Inc.	38,500	866
Illinois Tool Works, Inc.	700	73	Lam Research Corp.	10,917	918
Kansas City Southern	28,154	2,536	Leidos Holdings, Inc.	17,176	822
KBR, Inc.	27,000	357	Marvell Technology Group, Ltd.	95,600	911
Kennametal, Inc.	14,000	310	Mentor Graphics Corp.	13,200	281
L-3 Communications Holdings, Inc.	4,850	711	Micron Technology, Inc.(Æ)	28,900	398
Lockheed Martin Corp.	673	167	Microsoft Corp.	48,471	2,480
Mettler-Toledo International, Inc.(Æ)	8,655	3,159	Motorola Solutions, Inc.	6,300	416
Norfolk Southern Corp.	9,700	826	NetApp, Inc.	27,900	686
Northrop Grumman Corp.	427	95	Nuance Communications, Inc.(Æ)	9,700	152
Orbital ATK, Inc.	6,900	587	NXP Semiconductors NV(Æ)	25,871	2,027
Quanta Services, Inc.(Æ)	19,100	442	ON Semiconductor Corp.(Æ)	14,100	124
Raytheon Co.	31,455	4,277	Oracle Corp.	137,820	5,639
Rockwell Automation, Inc.	8,361	960	QUALCOMM, Inc.	36,629	1,962
S&P Global, Inc.	5,274	566	Rovi Corp.(Æ)	8,300	130
Sensata Technologies Holding NV(Æ)	48,460	1,691	Salesforce.com, Inc.(Æ)	6,800	540
SkyWest, Inc.	2,700	71	Sanmina Corp.(Æ)	4,400	118
Southwest Airlines Co.	41,574	1,630	Symantec Corp.	30,200	620
Stanley Black & Decker, Inc.	15,241	1,695	SYNNEX Corp.	1,100	104
Terex Corp.	4,600	93	Synopsys, Inc.(Æ)	2,684	145
Textron, Inc.	26,100	954	Tech Data Corp.(Æ)	3,100	223
TransDigm Group, Inc.(Æ)	16,789	4,428	Texas Instruments, Inc.	2,580	162
Trinity Industries, Inc.	26,200	487	Verint Systems, Inc.(Æ)	12,800	424
Triumph Group, Inc.	15,500	550	Viavi Solutions, Inc. Class W(Æ)	63,600	422
Union Pacific Corp.	12,925	1,128	Western Digital Corp.	22,700	1,073
United Parcel Service, Inc. Class B	1,769	191	Zynga, Inc. Class A(Æ)	138,400	345
United Technologies Corp.	9,106	934			65,656
Waste Management, Inc.	773	51
Xylem, Inc.	20,994	937	Utilities - 6.1%
		49,255	American Electric Power Co., Inc.	23,753	1,665
			AT&T, Inc.	171,349	7,402
Technology - 14.9%			CenturyLink, Inc.	16,400	476
Activision Blizzard, Inc.	31,867	1,263	Consolidated Edison, Inc.	14,100	1,134
Adobe Systems, Inc.(Æ)	36,255	3,473	Dominion Resources, Inc.	1,133	88
Advanced Micro Devices, Inc.(Æ)	96,220	495	Duke Energy Corp.	3,535	303
Alibaba Group Holding, Ltd. - ADR(Æ)	13,361	1,063	Edison International	10,700	831
Alphabet, Inc. Class A(Æ)	4,518	3,179	Entergy Corp.	35,242	2,867
Alphabet, Inc. Class C(Æ)	7,061	4,887	Exelon Corp.	9,100	331
Anixter International, Inc.(Æ)	8,000	426	FirstEnergy Corp.	24,100	841
Apple, Inc.	69,370	6,632	Great Plains Energy, Inc.	10,100	307
ARRIS International PLC(Æ)	35,100	736	NextEra Energy, Inc.	11,627	1,516

See accompanying notes which are an integral part of the financial statements.

6 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
PG&E Corp.	21,925		1,402
Public Service Enterprise Group, Inc.	13,000		606
Southern Co. (The)	32,195		1,727
Telephone & Data Systems, Inc.	7,200		214
T-Mobile US, Inc.(Æ)	15,600		675
US Cellular Corp.(Æ)	5,210		205
Verizon Communications, Inc.	76,835		4,291
			26,881
Total Common Stocks
(cost $371,053)			422,760

Short-Term Investments - 3.9%
Russell U.S. Cash Management Fund	17,186,955	(8)	17,187
Total Short-Term Investments
(cost $17,187)			17,187
Total Investments 99.7%
(identified cost $388,240)			439,947
Other Assets and Liabilities, Net
- 0.3%			1,539
Net Assets - 100.0%			441,486

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 7

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Growth Index Futures	18	USD	1,802	09/16	(27)
Russell 1000 Mini Index Futures	78	USD	9,013	09/16	(92)
S&P 500 E-Mini Index Futures	70	USD	7,315	09/16	12
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(107)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$54,092	$—	$—	$—	$54,092	12.2
Consumer Staples	33,949	—	—	—	33,949	7.7
Energy	32,412	—	—	—	32,412	7.3
Financial Services	93,145	—	—	—	93,145	21.1
Health Care	54,334	—	—	—	54,334	12.3
Materials and Processing	13,036	—	—	—	13,036	3.0
Producer Durables	49,255	—	—	—	49,255	11.2
Technology	65,656	—	—	—	65,656	14.9
Utilities	26,881	—	—	—	26,881	6.1
Short-Term Investments	—	—	—	17,187	17,187	3.9
Total Investments	422,760	—	—	17,187	439,947	99.7
Other Assets and Liabilities, Net						0.3
						100.0
Other Financial Instruments
Futures Contracts	(107)	—	—	—	(107)	(—)*
Total Other Financial Instruments**	$(107)	$—	$—	$—	$(107)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$12
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$119

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$837
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(233)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 9

Russell Investment Funds
Multi-Style Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$191	$—	$191
Total Financial and Derivative Assets		191	—	191
Financial and Derivative Assets not subject to a netting agreement		(191)	—	(191)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$388,240
Investments, at fair value(>)	439,947
Cash (restricted)(a)	920
Receivables:
Dividends and interest	443
Dividends from affiliated Russell funds	7
Investments sold	6,749
Fund shares sold	2
Variation margin on futures contracts	191
Prepaid expenses	5
Total assets	448,264

Liabilities
Payables:
Due to custodian	69
Investments purchased	6,225
Fund shares redeemed	100
Accrued fees to affiliates	287
Other accrued expenses	97
Total liabilities	6,778

Net Assets	$441,486

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 11

Russell Investment Funds
Multi-Style Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$978
Accumulated net realized gain (loss)	9,763
Unrealized appreciation (depreciation) on:
Investments	51,707
Futures contracts	(107)
Shares of beneficial interest	265
Additional paid-in capital	378,880
Net Assets	$441,486
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$16.67
Net assets	$441,485,801
Shares outstanding ($.01 par value)	26,479,369
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$17,187

(a) Cash Collateral for Futures	$920
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,114
Dividends from affiliated Russell funds	42
Total investment income	4,156
Expenses
Advisory fees	1,580
Administrative fees	108
Custodian fees	51
Transfer agent fees	10
Professional fees	38
Trustees’ fees	7
Printing fees	31
Miscellaneous	7
Total expenses	1,832
Net investment income (loss)	2,324
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	11,850
Futures contracts	837
Net realized gain (loss)	12,687
Net change in unrealized appreciation (depreciation) on:
Investments	(5,394)
Futures contracts	(233)
Net change in unrealized appreciation (depreciation)	(5,627)
Net realized and unrealized gain (loss)	7,060
Net Increase (Decrease) in Net Assets from Operations	$9,384

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 13

Russell Investment Funds
Multi-Style Equity Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,324	$4,014
Net realized gain (loss)	12,687	34,412
Net change in unrealized appreciation (depreciation)	(5,627)	(32,395)
Net increase (decrease) in net assets from operations	9,384	6,031

Distributions
From net investment income	(2,362)	(3,910)
From net realized gain	(6,242)	(39,327)
Net decrease in net assets from distributions	(8,604)	(43,237)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(13,635)	3,016
Total Net Increase (Decrease) in Net Assets	(12,855)	(34,190)

Net Assets
Beginning of period	454,341	488,531
End of period	$441,486	$454,341
Undistributed (overdistributed) net investment income included in net assets	$978	$1,016

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	192	$3,072	1,477	$26,296
Proceeds from reinvestment of distributions	554	8,603	2,546	43,237
Payments for shares redeemed	(1,565)	(25,310)	(3,700)	(66,517)
Total increase (decrease)	(819)	$(13,635)	323	$3,016

See accompanying notes which are an integral part of the financial statements.

14 Multi-Style Equity Fund

(This page intentionally left blank)

Russell Investment Funds
Multi-Style Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	16.64	.09	.26	.35	(.09)	(.23)
December 31, 2015	18.11	.15	.05	.20	(.15)	(1.52)
December 31, 2014	18.85	.22	1.94	2.16	(.22)	(2.68)
December 31, 2013	15.15	.19	4.75	4.94	(.22)	(1.02)
December 31, 2012	13.24	.19	1.88	2.07	(.16)	—
December 31, 2011	13.58	.14	(.35)	(.21)	(.13)	—

See accompanying notes which are an integral part of the financial statements.
Multi-Style Equity Fund 16

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.32)	16.67	2.23	441,486.85		.85	1.07	80
(1.67)	16.64	1.11	454,341.84		.84	.84	99
(2.90)	18.11	11.70	488,531.86		.86	1.13	101
(1.24)	18.85	32.92	475,100.84		.84	1.07	86
(.16)	15.15	15.69	390,549.87		.87	1.28	109
(.13)	13.24	(1.55)	373,392.85		.85	1.03	133

See accompanying notes which are an integral part of the financial statements.
Multi-Style Equity Fund 17

Russell Investment Funds
Aggressive Equity Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,019.30	$1,019.59
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.32	$5.32
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.06%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period).
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

18 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.4%			SodaStream International, Ltd.(Æ)(Ñ)	24,526	523
Consumer Discretionary - 13.3%			Sonic Corp.	11,164	302
American Axle & Manufacturing Holdings,			Stamps.com, Inc.(Æ)	5,111	447
Inc.(Æ)	4,433	64	Steven Madden, Ltd.(Æ)	7,598	260
American Eagle Outfitters, Inc.(Ñ)	18,388	293	Superior Uniform Group, Inc.	10,370	198
American Woodmark Corp.(Æ)	3,479	231	Tandy Leather Factory, Inc.(Æ)	36,727	261
Big Lots, Inc.	12,524	628	Tenneco, Inc.(Æ)	4,878	227
Bloomin' Brands, Inc.	42,286	756	Tile Shop Holdings, Inc.(Æ)(Ñ)	33,257	661
Blue Nile, Inc.(Æ)	9,296	255	Tower International, Inc.	2,308	47
Bridgepoint Education, Inc.(Æ)	24,234	175	TRI Pointe Group, Inc.(Æ)	8,874	105
Bright Horizons Family Solutions, Inc.(Æ)	6,442	427	TubeMogul, Inc.(Æ)(Ñ)	43,314	515
Cato Corp. (The) Class A	6,430	243	Tuesday Morning Corp.(Æ)	12,905	91
Century Communities, Inc.(Æ)	16,536	287	Universal Electronics, Inc.(Æ)	19,389	1,402
Chico's FAS, Inc.	56,126	601	Vail Resorts, Inc.	3,323	459
Children's Place, Inc. (The)	7,350	589	Vera Bradley, Inc.(Æ)	4,875	69
Chuy's Holdings, Inc.(Æ)(Ñ)	13,610	471	VOXX International Corp. Class A(Æ)	31,524	88
ClubCorp Holdings, Inc.	37,517	488	Winnebago Industries, Inc.	4,035	92
Cooper Tire & Rubber Co.	7,207	215	Wolverine World Wide, Inc.	29,351	596
Dana Holding Corp.	19,828	209	ZAGG, Inc.(Æ)	44,522	234
Delta Apparel, Inc.(Æ)	15,455	349	Zoe's Kitchen, Inc.(Æ)(Ñ)	4,808	174
Denny's Corp.(Æ)	905	10
Destination Maternity Corp.(Æ)(Ñ)	8,633	51			27,763
Destination XL Group, Inc.(Æ)	80,399	367
Drew Industries, Inc.	2,795	237	Consumer Staples - 2.7%
Finish Line, Inc. (The) Class A	37,989	767	Andersons, Inc. (The)	38,785	1,378
Five Below, Inc.(Æ)	2,876	133	Boston Beer Co., Inc. Class A(Æ)	874	149
Fox Factory Holding Corp.(Æ)	21,375	371	Calavo Growers, Inc.	1,581	106
Genesco, Inc.(Æ)	8,306	534	Cal-Maine Foods, Inc.(Æ)(Ñ)	2,252	100
G-III Apparel Group, Ltd.(Æ)	12,293	562	Coca-Cola Bottling Co.	630	93
Grand Canyon Education, Inc.(Æ)	10,912	436	Flowers Foods, Inc.	8,948	168
Gray Television, Inc.(Æ)	33,664	365	J&J Snack Foods Corp.	7,911	944
Helen of Troy, Ltd.(Æ)	9,980	1,027	John B Sanfilippo & Son, Inc.	8,523	363
Hibbett Sports, Inc.(Æ)(Ñ)	11,257	392	Medifast, Inc.	2,179	72
			Natural Grocers by Vitamin Cottage, Inc.
HSN, Inc.	11,666	571	(Æ)(Ñ)	2,914	38
IMAX Corp.(Æ)	3,131	92	Nature's Sunshine Products, Inc.	2,379	23
Jamba, Inc.(Æ)(Ñ)	17,493	180	Omega Protein Corp.(Æ)	23,309	466
Kona Grill, Inc.(Æ)(Ñ)	17,478	187	Snyders-Lance, Inc.	1,811	61
LGI Homes, Inc.(Æ)(Ñ)	12,640	404	SpartanNash Co.	3,863	118
Libbey, Inc.	24,691	392	TreeHouse Foods, Inc.(Æ)	9,675	993
Lithia Motors, Inc. Class A	4,273	304	USANA Health Sciences, Inc.(Æ)	824	92
Malibu Boats, Inc. Class A(Æ)	19,388	234	Village Super Market, Inc. Class A	3,140	91
MarineMax, Inc.(Æ)	37,310	633	WD-40 Co.	1,639	193
Marriott Vacations Worldwide Corp.	2,332	160	Weis Markets, Inc.	3,800	192
MCBC Holdings, Inc.(Æ)	10,761	119
Meredith Corp.	13,693	711			5,640
Motorcar Parts of America, Inc.(Æ)	31,430	854
Nautilus, Inc.(Æ)	42,769	763	Energy - 3.3%
Nexstar Broadcasting Group, Inc. Class A(Ñ)	7,692	366	Callon Petroleum Co.(Æ)	74,624	838
Outfront Media, Inc.(ö)	25,721	622	CARBO Ceramics, Inc.(Æ)(Ñ)	38,149	500
Oxford Industries, Inc.	9,517	539	Delek US Holdings, Inc.	49,705	657
Papa Murphy's Holdings, Inc.(Æ)	14,025	93	Green Plains, Inc.	34,470	680
Performance Sports Group, Ltd.(Æ)(Ñ)	15,783	47	Gulfport Energy Corp.(Æ)	11,278	353
Pool Corp.	2,616	246	Nabors Industries, Ltd.	85,553	859
Popeyes Louisiana Kitchen, Inc.(Æ)	4,291	234	Parsley Energy, Inc. Class A(Æ)	13,725	371
PriceSmart, Inc.	1,258	118	Patterson-UTI Energy, Inc.	5,624	120
Reading International, Inc. Class A(Æ)	5,521	69	PBF Energy, Inc. Class A	40,917	972
Red Lion Hotels Corp.(Æ)	20,633	150	Ring Energy, Inc.(Æ)	26,011	229
Red Robin Gourmet Burgers, Inc.(Æ)	4,152	197	SEACOR Holdings, Inc.(Æ)	929	54
Salem Media Group, Inc. Class A	25,616	185	Southwestern Energy Co.(Æ)(Ñ)	27,715	349
Skechers U.S.A., Inc. Class A(Æ)	16,794	499	Superior Energy Services, Inc.(Æ)	21,051	388
Smith & Wesson Holding Corp.(Æ)(Ñ)	18,773	510	Synergy Resources Corp.(Æ)	24,799	165

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 19

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WPX Energy, Inc.(Æ)	30,817	287	First Midwest Bancorp, Inc.	23,331	410
		6,822	FNB Corp.	116,858	1,464
			Four Corners Property Trust, Inc.(ö)	2,020	42
Financial Services - 23.7%			Franklin Street Properties Corp.(ö)	7,954	98
AG Mortgage Investment Trust, Inc.(ö)	4,361	63	German American Bancorp, Inc.	4,757	152
Agree Realty Corp.(ö)	2,111	102	Getty Realty Corp.(ö)	4,149	89
Alexander's, Inc.(ö)	188	77	Government Properties Income Trust(ö)	989	23
Allied World Assurance Co. Holdings AG	11,958	420	Gramercy Property Trust(ö)	96,988	894
American Capital Mortgage Investment Corp.			Green Dot Corp. Class A(Æ)	52,271	1,201
(ö)	4,258	67	Greenhill & Co., Inc.	25,895	417
American Equity Investment Life Holding			Hancock Holding Co.	31,721	828
Co.	34,222	488	Hatteras Financial Corp.(ö)	4,868	80
Ameris Bancorp	7,036	209	Healthcare Realty Trust, Inc.(ö)	3,181	111
Amerisafe, Inc.	28,888	1,768	Heritage Financial Corp.	11,381	200
Anworth Mortgage Asset Corp.(ö)	13,569	64	Highwoods Properties, Inc.(ö)	6,868	363
Apollo Commercial Real Estate Finance,			Home BancShares, Inc.	9,538	189
Inc.(ö)	4,324	69	Hudson Pacific Properties, Inc.(ö)	3,890	114
ARMOUR Residential REIT, Inc.(Ñ)(ö)	3,407	68	Iberiabank Corp.	30,377	1,813
Asta Funding, Inc.(Æ)	10,234	108	Independence Realty Trust, Inc.(ö)	10,945	90
Atlas Financial Holdings, Inc.(Æ)	19,844	342	Invesco Mortgage Capital, Inc.(ö)	2,737	37
BancFirst Corp.	838	51	JER Investment Trust, Inc.(Å)(Æ)	1,771	—
Bancorp, Inc. (The)(Æ)	74,105	446	Kearny Financial Corp.	23,830	300
BankUnited, Inc.	17,784	546	Kite Realty Group Trust(ö)	1,559	44
Banner Corp.	14,547	619	LaSalle Hotel Properties(ö)	3,462	82
Berkshire Hills Bancorp, Inc.	25,991	700	LegacyTexas Financial Group, Inc.	26,810	721
Boston Private Financial Holdings, Inc.	34,258	404	LendingTree, Inc.(Æ)(Ñ)	11,333	1,001
Brandywine Realty Trust(ö)	33,034	555	LTC Properties, Inc.(ö)	1,708	88
Brookline Bancorp, Inc.	27,186	300	Medical Properties Trust, Inc.(ö)	8,631	131
C1 Financial, Inc.(Æ)	2,620	61	Mercantile Bank Corp.	9,915	237
Capitol Federal Financial, Inc.	7,247	101	Meridian Bancorp, Inc.	44,045	651
Capstead Mortgage Corp.(ö)	9,493	92	MGIC Investment Corp.(Æ)	37,463	223
CatchMark Timber Trust, Inc. Class A(ö)	6,505	79	Monmouth Real Estate Investment Corp.(ö)	7,104	94
Chemical Financial Corp.(Ñ)	5,364	200	National Bank Holdings Corp. Class A	27,731	565
Clifton Bancorp, Inc.	1,276	19	National General Holdings Corp.	31,984	685
CoBiz Financial, Inc.	23,871	279	National Health Investors, Inc.(ö)	714	54
Cohen & Steers, Inc.	15,282	618	New York REIT, Inc.(ö)	70,096	648
Colony Capital, Inc. Class A(ö)	1,326	20	Northfield Bancorp, Inc.	3,102	46
Colony Starwood Homes(Ñ)(ö)	3,703	113	Northrim BanCorp, Inc.	15,426	406
Columbia Banking System, Inc.	16,628	467	Northwest Bancshares, Inc.	40,093	595
Community Bank System, Inc.	2,677	110	OFG Bancorp	133,684	1,110
Community Healthcare Trust, Inc.(ö)	12,061	255	Old National Bancorp	63,423	795
CoreSite Realty Corp. Class A(ö)	1,428	127	OM Asset Management PLC	16,306	218
Corporate Office Properties Trust(ö)	30,285	896	OneBeacon Insurance Group, Ltd. Class A	4,518	62
Cousins Properties, Inc.(ö)	72,644	755	Pacific Premier Bancorp, Inc.(Æ)	15,310	367
CYS Investments, Inc.(ö)	11,687	98	Parkway Properties, Inc.(ö)	56,780	950
Dynex Capital, Inc.(ö)	8,989	62	Pebblebrook Hotel Trust(ö)	24,150	634
Easterly Government Properties, Inc.(ö)	4,564	90	PennyMac Mortgage Investment Trust(ö)	4,552	74
Education Realty Trust, Inc.(ö)	19,413	896	Physicians Realty Trust(ö)	26,372	554
Equity Commonwealth(Æ)(ö)	16,414	478	Potlatch Corp.(ö)	19,894	678
Essent Group, Ltd.(Æ)	1,103	24	Preferred Bank	6,952	201
Euronet Worldwide, Inc.(Æ)	12,483	864	ProAssurance Corp.	12,358	662
Evercore Partners, Inc. Class A	8,277	366	Prosperity Bancshares, Inc.	11,731	598
Farmland Partners, Inc.(Ñ)(ö)	5,395	61	PS Business Parks, Inc.(ö)	1,047	111
FBR & Co.(Ñ)	9,207	137	QTS Realty Trust, Inc. Class A(ö)	2,117	119
FCB Financial Holdings, Inc. Class A(Æ)	18,823	640	Radian Group, Inc.	19,747	206
Fidelity & Guaranty Life	7,589	176	Ramco-Gershenson Properties Trust(ö)	4,208	83
First Bancorp	8,809	155	Real Industry, Inc.(Æ)	33,517	260
First Commonwealth Financial Corp.	48,284	444	Renasant Corp.	24,121	780
First Foundation, Inc.(Æ)	2,186	47	Retail Opportunity Investments Corp.(ö)	4,168	90
First Merchants Corp.	15,439	385	RLJ Lodging Trust(ö)	3,349	72

See accompanying notes which are an integral part of the financial statements.

20 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Rouse Properties, Inc.(Æ)(ö)	3,597	66	Emergent BioSolutions, Inc.(Æ)	1,841	52
Safeguard Scientifics, Inc.(Æ)	11,803	147	Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	2,952	65
Saul Centers, Inc.(ö)	744	46	Ensign Group, Inc. (The)	7,424	156
Select Income REIT(ö)	3,162	82	Everyday Health, Inc.(Æ)	12,047	95
South State Corp.	1,038	71	Exactech, Inc.(Æ)	12,145	325
STAG Industrial, Inc.(ö)	32,184	766	Five Prime Therapeutics, Inc.(Æ)	2,292	95
State Bank Financial Corp.	10,908	222	Foundation Medicine, Inc.(Æ)	2,032	38
Sterling Bancorp	27,244	428	Genomic Health, Inc.(Æ)	3,350	87
Stifel Financial Corp.(Æ)	17,278	543	Globus Medical, Inc. Class A(Æ)	10,564	252
Sunstone Hotel Investors, Inc.(ö)	7,910	95	Haemonetics Corp.(Æ)	2,275	66
Synovus Financial Corp.	9,083	263	Heska Corp.(Æ)	15,457	575
Tanger Factory Outlet Centers, Inc.(ö)	28,454	1,143	ICU Medical, Inc.(Æ)	3,201	361
Terreno Realty Corp.(ö)	31,668	819	Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	8,266	76
TrustCo Bank Corp.	14,199	91	Integra LifeSciences Holdings Corp.(Æ)	15,073	1,203
UMB Financial Corp.	13,710	730	Intellia Therapeutics, Inc.(Æ)(Ñ)	2,248	48
Univest Corp. of Pennsylvania	3,357	71	iRadimed Corp.(Æ)(Ñ)	13,212	287
Urstadt Biddle Properties, Inc. Class A(ö)	3,826	95	Ironwood Pharmaceuticals, Inc. Class A(Æ)	5,181	68
Validus Holdings, Ltd.	6,089	296	Kindred Healthcare, Inc.	53,473	604
Voya Financial, Inc.	13,732	340	Lannett Co., Inc.(Æ)(Ñ)	47,018	1,119
Washington Real Estate Investment Trust(ö)	8,294	261	LeMaitre Vascular, Inc.	13,386	191
Waterstone Financial, Inc.	3,014	46	LifePoint Health, Inc.(Æ)	12,669	828
WesBanco, Inc.	19,180	596	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	12,846	1,532
Western Alliance Bancorp(Æ)	35,658	1,164	MiMedx Group, Inc.(Æ)(Ñ)	8,703	69
Whitestone REIT Class B(ö)	5,895	89	Momenta Pharmaceuticals, Inc.(Æ)	5,828	63
WisdomTree Investments, Inc.(Ñ)	21,130	207	Myriad Genetics, Inc.(Æ)(Ñ)	3,368	103
Yadkin Financial Corp.	18,250	458	National HealthCare Corp.	3,999	259
		49,526	NeoGenomics, Inc.(Æ)	36,195	291
			Nevro Corp.(Æ)(Ñ)	6,236	460
Health Care - 10.3%			NuVasive, Inc.(Æ)	4,702	281
Abaxis, Inc.	1,284	61	Osiris Therapeutics, Inc.(Æ)	9,522	48
Abiomed, Inc.(Æ)	4,195	458	Otonomy, Inc.(Æ)	2,707	43
Acadia Healthcare Co., Inc.(Æ)	8,397	465	Owens & Minor, Inc.	6,631	248
Acorda Therapeutics, Inc.(Æ)	3,101	79	PDL BioPharma, Inc.	27,179	85
Adeptus Health, Inc. Class A(Æ)(Ñ)	14,376	743	Penumbra, Inc.(Æ)(Ñ)	6,887	410
Aimmune Therapeutics, Inc.(Æ)(Ñ)	3,989	43	Prestige Brands Holdings, Inc.(Æ)	6,916	383
Air Methods Corp.(Æ)	6,649	238	Repligen Corp.(Æ)	2,916	80
AMAG Pharmaceuticals, Inc.(Æ)(Ñ)	3,144	75	Retrophin, Inc.(Æ)(Ñ)	5,057	90
Amedisys, Inc.(Æ)	15,750	795	Rigel Pharmaceuticals, Inc.(Æ)	16,863	38
AMN Healthcare Services, Inc.(Æ)	14,632	585	Sagent Pharmaceuticals, Inc.(Æ)	9,709	145
Analogic Corp.	10,954	870	SurModics, Inc.(Æ)	9,193	216
Anika Therapeutics, Inc.(Æ)	1,012	54	US Physical Therapy, Inc.	11,541	695
Atrion Corp.	340	145	Vanda Pharmaceuticals, Inc.(Æ)	5,801	65
BioScrip, Inc.(Æ)(Ñ)	27,956	71	Zeltiq Aesthetics, Inc.(Æ)(Ñ)	9,213	252
BioSpecifics Technologies Corp.(Æ)	2,194	88			21,429
BioTelemetry, Inc.(Æ)	12,930	211
Brookdale Senior Living, Inc. Class A(Æ)	25,374	392	Materials and Processing - 6.9%
Cambrex Corp.(Æ)	9,000	466	A Schulman, Inc.	17,143	419
Cantel Medical Corp.	8,493	584	Aceto Corp.	15,534	340
Cepheid(Æ)	3,022	93	Axiall Corp.	11,055	361
Charles River Laboratories International,			Cabot Microelectronics Corp.	11,761	498
Inc.(Æ)	5,112	421	Compass Minerals International, Inc.(Ñ)	8,888	659
Chemed Corp.	1,234	168	FMC Corp.	9,267	429
Cidara Therapeutics, Inc.(Æ)	4,981	51	FutureFuel Corp.	10,711	117
Community Health Systems, Inc.(Æ)(Ñ)	41,507	500	Graphic Packaging Holding Co.	30,839	387
Computer Programs & Systems, Inc.(Ñ)	2,289	91	Greif, Inc. Class A	16,755	624
Concert Pharmaceuticals, Inc.(Æ)	4,715	53	Haynes International, Inc.	9,396	301
CONMED Corp.	1,057	50	Headwaters, Inc.(Æ)	49,582	890
Cross Country Healthcare, Inc.(Æ)	38,237	532	Insteel Industries, Inc.	8,604	246
Cynosure, Inc. Class A(Æ)	10,515	512	Interface, Inc. Class A	54,947	838
Dipexium Pharmaceuticals, Inc.(Æ)(Ñ)	8,925	88	Koppers Holdings, Inc.(Æ)	11,184	344

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 21

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Kronos Worldwide, Inc.(Ñ)	62,461	328	McGrath RentCorp	22,654	693
Landec Corp.(Æ)	15,132	163	Mistras Group, Inc.(Æ)	7,760	185
LB Foster Co. Class A	35,616	388	MSA Safety, Inc.	9,528	501
LSB Industries, Inc.(Æ)	48,210	582	NV5 Global, Inc.(Æ)(Ñ)	17,155	488
NN, Inc.	23,342	327	Old Dominion Freight Line, Inc.(Æ)	4,094	247
Olin Corp.	25,825	641	Oshkosh Corp.	17,988	858
Omnova Solutions, Inc.(Æ)	53,304	386	OSI Systems, Inc.(Æ)	15,578	906
Patrick Industries, Inc.(Æ)	17,193	1,037	PFSweb, Inc.(Æ)	30,452	289
PGT, Inc.(Æ)	36,355	374	Primoris Services Corp.	20,305	384
PolyOne Corp.	18,103	638	Radiant Logistics, Inc.(Æ)	77,379	232
Quanex Building Products Corp.	12,275	228	Regal Beloit Corp.	11,178	615
Summit Materials, Inc. Class A(Æ)	51,736	1,059	Sun Hydraulics Corp.	5,573	165
United States Steel Corp.(Ñ)	8,676	146	Sykes Enterprises, Inc.(Æ)	8,785	254
Universal Stainless & Alloy Products, Inc.(Æ)	17,017	185	Tidewater, Inc.(Æ)(Ñ)	106,438	469
US Concrete, Inc.(Æ)	24,393	1,486	Titan Machinery, Inc.(Æ)	18,816	210
		14,421	TransDigm Group, Inc.(Æ)	2,306	608
			Triumph Group, Inc.	32,049	1,138
Producer Durables - 16.4%			Vishay Precision Group, Inc.(Æ)	14,904	200
AAR Corp.	10,613	248	Wesco Aircraft Holdings, Inc.(Æ)	76,683	1,029
ABM Industries, Inc.	13,891	507	WNS Holdings, Ltd. - ADR(Æ)	25,013	675
ACCO Brands Corp.(Æ)	135,771	1,403	Zebra Technologies Corp. Class A(Æ)	2,829	142
Actuant Corp. Class A	11,107	251			34,292
Air Transport Services Group, Inc.(Æ)	36,162	469
Atlas Air Worldwide Holdings, Inc.(Æ)	25,708	1,065	Technology - 15.0%
AZZ, Inc.	14,487	869	Acacia Research Corp.(Æ)	126,812	558
Casella Waste Systems, Inc. Class A(Æ)	21,456	168	ADTRAN, Inc.	70,914	1,323
Clarcor, Inc.	7,403	450	Ambarella, Inc.(Æ)(Ñ)	5,812	295
Columbus McKinnon Corp.	32,815	464	Apigee Corp.(Æ)	13,412	164
Compass Diversified Holdings	57,926	961	ARRIS International PLC(Æ)	15,452	324
Convergys Corp.	18,744	469	Autobytel, Inc.(Æ)	18,615	258
CoStar Group, Inc.(Æ)	4,960	1,085	AVX Corp.	3,898	53
Crane Co.	21,765	1,235	Benefitfocus, Inc.(Æ)(Ñ)	9,839	375
CUI Global, Inc.(Æ)(Ñ)	20,954	106	Black Box Corp.	32,042	419
Curtiss-Wright Corp.	7,535	635	BroadSoft, Inc.(Æ)	14,932	613
Darling Ingredients, Inc.(Æ)	21,659	323	Brooks Automation, Inc.	6,078	68
Deluxe Corp.	15,801	1,049	CACI International, Inc. Class A(Æ)	2,674	242
Ducommun, Inc.(Æ)	10,194	202	Callidus Software, Inc.(Æ)	42,418	848
DXP Enterprises, Inc.(Æ)	10,263	153	Cavium, Inc.(Æ)(Ñ)	1,979	76
Dycom Industries, Inc.(Æ)	29,953	2,689	CEVA, Inc.(Æ)	27,559	749
Echo Global Logistics, Inc.(Æ)	8,769	197	Coherent, Inc.(Æ)	3,614	332
Ennis, Inc.	21,314	409	Cohu, Inc.	29,489	320
Forrester Research, Inc.	3,728	137	CommVault Systems, Inc.(Æ)	18,052	780
Franklin Electric Co., Inc.	9,615	318	comScore, Inc.(Æ)	4,878	116
GP Strategies Corp.(Æ)	11,678	253	Cray, Inc.(Æ)	1,020	31
Granite Construction, Inc.	33,333	1,518	Cypress Semiconductor Corp.(Ñ)	81,364	858
Greenbrier Cos., Inc.(Ñ)	22,704	661	CYREN, Ltd.(Æ)	77,523	153
HEICO Corp.	4,099	274	Datalink Corp.(Æ)	12,581	94
HNI Corp.	7,002	326	Diebold, Inc.	50,671	1,258
Hudson Technologies, Inc.(Æ)	77,025	277	DSP Group, Inc.(Æ)	5,548	59
John Bean Technologies Corp.	2,030	124	ePlus, Inc.(Æ)	6,385	522
KBR, Inc.	68,273	904	Fabrinet(Æ)	20,239	751
Keysight Technologies, Inc.(Æ)	18,866	549	Fairchild Semiconductor International, Inc.
Kirby Corp.(Æ)	12,114	756	Class A(Æ)	2,907	58
KLX, Inc.(Æ)	16,148	501	Five9, Inc.(Æ)	48,210	574
Knight Transportation, Inc.	5,319	141	Gigamon, Inc.(Æ)	23,375	874
Knoll, Inc.	15,955	387	Glu Mobile, Inc.(Æ)(Ñ)	37,589	83
Littelfuse, Inc.	3,820	451	GTT Communications, Inc.(Æ)	29,918	553
Lydall, Inc.(Æ)	9,762	376	Imperva, Inc.(Æ)	3,107	134
Marten Transport, Ltd.	8,236	163	Infinera Corp.(Æ)	14,236	161
MasTec, Inc.(Æ)	21,556	481	Insight Enterprises, Inc.(Æ)	7,206	187

See accompanying notes which are an integral part of the financial statements.

22 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Inteliquent, Inc.	9,458	188		Connecticut Water Service, Inc.	3,313		186
Interactive Intelligence Group, Inc.(Æ)	13,765	564		Consolidated Water Co., Ltd.	5,377		70
InterXion Holding NV(Æ)	8,045	297		Idacorp, Inc.	3,418		278
Ixia(Æ)	6,745	66		j2 Global, Inc.	2,960		187
Jabil Circuit, Inc.	55,807	1,031		Middlesex Water Co.	1,783		77
KEYW Holding Corp. (The)(Æ)(Ñ)	22,021	219		Northwest Natural Gas Co.	1,055		68
LogMeIn, Inc.(Æ)	11,671	740		NorthWestern Corp.	4,420		279
Lumentum Holdings, Inc.(Æ)	15,916	385		ONE Gas, Inc.	4,630		308
MACOM Technology Solutions Holdings,				Ormat Technologies, Inc.	1,412		62
Inc.(Æ)	8,989	296		Portland General Electric Co.	961		42
Methode Electronics, Inc.	9,338	320		Shenandoah Telecommunications Co.	809		32
Microsemi Corp.(Æ)	18,297	598		SJW Corp.	1,572		62
MKS Instruments, Inc.	1,108	48		South Jersey Industries, Inc.	13,934		441
Monolithic Power Systems, Inc.	2,504	171		Spire, Inc.	4,399		312
NeoPhotonics Corp.(Æ)	37,993	362		Spok Holdings, Inc.	11,651		223
NETGEAR, Inc.(Æ)	4,225	201		Unitil Corp.	20,283		866
NIC, Inc.	10,249	225		WGL Holdings, Inc.	1,106		78
Novanta, Inc.(Æ)	31,058	471					5,808
Open Text Corp.	18,687	1,106

Orbotech, Ltd.(Æ)	35,524	908		Total Common Stocks
Paycom Software, Inc.(Æ)	9,141	395
PC Connection, Inc.	5,104	121		(cost $183,096)			197,047
Perficient, Inc.(Æ)	28,661	582
Plantronics, Inc.	2,749	121		Short-Term Investments - 5.2%
Proofpoint, Inc.(Æ)	2,713	171		Russell U.S. Cash Management Fund	10,813,272	(8)	10,813
Q2 Holdings, Inc.(Æ)	13,748	385		Total Short-Term Investments
QLogic Corp.(Æ)	3,919	58		(cost $10,813)			10,813
Rambus, Inc.(Æ)	3,389	41
Rubicon Project, Inc. (The)(Æ)	26,355	360		Other Securities - 7.7%
Sapiens International Corp. NV	40,830	478		Russell U.S. Cash Collateral Fund(×)	16,191,431	(8)	16,191
Science Applications International Corp.	4,221	246		Total Other Securities
Shopify, Inc. Class A(Æ)	4,073	125		(cost $16,191)			16,191
Silicon Graphics International Corp.(Æ)	103,675	521
Sonus Networks, Inc.(Æ)	17,337	151
Sparton Corp.(Æ)	10,625	231		Total Investments 107.3%
Streamline Health Solutions, Inc.(Æ)	44,115	53		(identified cost $210,100)			224,051
Synaptics, Inc.(Æ)	4,752	255
Synchronoss Technologies, Inc.(Æ)	7,863	251		Other Assets and Liabilities, Net
Syntel, Inc.(Æ)	5,333	241	-	(7.3%)			(15,312)
Tangoe, Inc.(Æ)	17,784	137		Net Assets - 100.0%			208,739
TESSCO Technologies, Inc.	17,246	240
Tessera Technologies, Inc.	5,647	173
Tyler Technologies, Inc.(Æ)	11,334	1,888
Ultimate Software Group, Inc.(Æ)	4,830	1,016
USA Technologies, Inc.(Æ)(Ñ)	70,661	302
Varonis Systems, Inc.(Æ)	3,207	77
Web.com Group, Inc.(Æ)	9,255	168
Xplore Technologies Corp.(Æ)	41,484	100
		31,346

Utilities - 2.8%
8x8, Inc.(Æ)	11,098	162
Allete, Inc.	669	43
American States Water Co.	2,780	122
ATN International, Inc.	882	69
Black Hills Corp.(Ñ)	12,114	764
Boingo Wireless, Inc.(Æ)	32,428	289
California Water Service Group	2,148	75
Chesapeake Utilities Corp.	5,912	391
Cogent Communications Holdings, Inc.	8,033	322

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 23

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
					—
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	100	USD	11,474	09/16	(190)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(190)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$27,763	$—	$—	$—	$27,763	13.3
Consumer Staples	5,640	—	—	—	5,640	2.7
Energy	6,822	—	—	—	6,822	3.3
Financial Services	49,526	—	—	—	49,526	23.7
Health Care	21,429	—	—	—	21,429	10.3
Materials and Processing	14,421	—	—	—	14,421	6.9
Producer Durables	34,292	—	—	—	34,292	16.4
Technology	31,346	—	—	—	31,346	15.0
Utilities	5,808	—	—	—	5,808	2.8
Short-Term Investments	—	—	—	10,813	10,813	5.2
Other Securities	—	—	—	16,191	16,191	7.7
Total Investments	197,047	—	—	27,004	224,051	107.3
Other Assets and Liabilities, Net						(7.3)
						100.0
Other Financial Instruments
Futures Contracts	(190)	—	—	—	(190)	(0.1)
Total Other Financial Instruments*	$(190)	$—	$—	$—	$(190)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the intruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of the financial statements.

24 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 25

Russell Investment Funds
Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$190
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$244
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(221)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$15,992	$—	$15,992
Futures Contracts	Variation margin on futures contracts	183	—	183
Total Financial and Derivative Assets		16,175	—	16,175
Financial and Derivative Assets not subject to a netting agreement		(183)	—	(183)
Total Financial and Derivative Assets subject to a netting agreement		$15,992	$—	$15,992

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$1,136	$—	$1,136	$—
Citigroup	499	—	499	—
Credit Suisse	206	—	206	—
Fidelity	3,485	—	3,485	—
Goldman Sachs	3,267	—	3,267	—
JPMorgan Chase	3,699	—	3,699	—
Merrill Lynch	134	—	134	—
Morgan Stanley	3,324	—	3,324	—
UBS	242	—	242	—
Total	$15,992	$—	$15,992	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 27

Russell Investment Funds
Aggressive Equity Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$210,100
Investments, at fair value(*)(>)	224,051
Cash (restricted)(a)	745
Receivables:
Dividends and interest	199
Dividends from affiliated Russell funds	4
Fund shares sold	3
Variation margin on futures contracts	183
Prepaid expenses	3
Total assets	225,188

Liabilities
Payables:
Fund shares redeemed	26
Accrued fees to affiliates	166
Other accrued expenses	66
Payable upon return of securities loaned	16,191
Total liabilities	16,449

Net Assets	$208,739

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$356
Accumulated net realized gain (loss)	(15,215)
Unrealized appreciation (depreciation) on:
Investments	13,951
Futures contracts	(190)
Shares of beneficial interest	159
Additional paid-in capital	209,678
Net Assets	$208,739

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$13.14
Net assets	$208,738,702
Shares outstanding ($.01 par value)	15,883,401
Amounts in thousands
(*) Securities on loan included in investments	$15,992
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$27,004

(a) Cash Collateral for Futures	$745
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,545
Dividends from affiliated Russell funds	21
Securities lending income (net)	165
Total investment income	1,731

Expenses
Advisory fees	920
Administrative fees	51
Custodian fees	38
Transfer agent fees	4
Professional fees	35
Trustees’ fees	4
Printing fees	18
Miscellaneous	11
Total expenses	1,081
Net investment income (loss)	650

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,046)
Futures contracts	244
Net realized gain (loss)	(7,802)
Net change in unrealized appreciation (depreciation) on:
Investments	11,264
Futures contracts	(221)
Net change in unrealized appreciation (depreciation)	11,043
Net realized and unrealized gain (loss)	3,241
Net Increase (Decrease) in Net Assets from Operations	$3,891

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 29

Russell Investment Funds
Aggressive Equity Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$650	$1,468
Net realized gain (loss)	(7,802)	12,739
Net change in unrealized appreciation (depreciation)	11,043	(30,791)
Net increase (decrease) in net assets from operations	3,891	(16,584)
Distributions
From net investment income	(497)	(1,595)
From net realized gain	(116)	(21,431)
Net decrease in net assets from distributions	(613)	(23,026)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(12,602)	3,870
Total Net Increase (Decrease) in Net Assets	(9,324)	(35,740)
Net Assets
Beginning of period	218,063	253,803
End of period	$208,739	$218,063
Undistributed (overdistributed) net investment income included in net assets	$356	$203

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	276	$3,360	759	$11,186
Proceeds from reinvestment of distributions	49	614	1,733	23,025
Payments for shares redeemed	(1,304)	(16,576)	(1,990)	(30,341)
Total increase (decrease)	(979)	$(12,602)	502	$3,870

See accompanying notes which are an integral part of the financial statements.

30 Aggressive Equity Fund

(This page intentionally left blank)

Russell Investment Funds
Aggressive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	12.93	.04	.21	.25	(.03)	(.01)
December 31, 2015	15.51	.09	(1.19)	(1.10)	(.10)	(1.38)
December 31, 2014	16.88	.06	.18	.24	(.04)	(1.57)
December 31, 2013	13.02	.08	5.11	5.19	(.07)	(1.26)
December 31, 2012	11.36	.13	1.67	1.80	(.14)	—
December 31, 2011	11.92	.04	(.54)	(.50)	(.06)	—

See accompanying notes which are an integral part of the financial statements.
Aggressive Equity Fund 32

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.04)	13.14	1.93	208,739	1.06	1.06	.64	47
(1.48)	12.93	(7.19)	218,063	1.06	1.04	.61	138
(1.61)	15.51	1.56	253,803	1.06	1.01	.35	80
(1.33)	16.88	40.00	237,828	1.05	1.00	.50	77
(.14)	13.02	15.84	185,902	1.09	1.04	1.08	150
(.06)	11.36	(4.20)	177,035	1.08	1.02	.37	105

See accompanying notes which are an integral part of the financial statements.
Aggressive Equity Fund 33

Russell Investment Funds
Non-U.S. Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$960.50	$1,019.59
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.17	$5.32
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.06%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period).
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

34 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.3%			Jean Coutu Group PJC, Inc. (The) Class
Australia - 1.1%			A	5,311	82
AGL Energy, Ltd.	17,057	246	Loblaw Cos., Ltd.	9,602	514
Asciano, Ltd.	54,404	360	Power Corp. of Canada	8,500	181
Australia & New Zealand Banking			Rogers Communications, Inc. Class B	1,100	45
Group, Ltd. - ADR	8,107	148	Royal Bank of Canada - GDR	4,300	254
Commonwealth Bank of Australia - ADR	5,014	281	SNC-Lavalin Group, Inc.	13,729	577
CSL, Ltd.	1,026	86	Sun Life Financial, Inc.	1,400	46
Macquarie Group, Ltd.	17,256	899	Suncor Energy, Inc.	53,986	1,498
Mirvac Group(ö)	62,352	94	Toronto Dominion Bank	13,648	586
National Australia Bank, Ltd. - ADR	7,486	144			10,923
Orica, Ltd.	27,084	251
Rio Tinto, Ltd. - ADR	14,691	506	Chile - 0.4%
Tabcorp Holdings, Ltd.	75,367	258	Antofagasta PLC	198,375	1,232
Telstra Corp., Ltd.	12,601	52
Transurban Group - ADR	15,623	140	China - 1.3%
Wesfarmers, Ltd.	3,342	101	Alibaba Group Holding, Ltd. - ADR(Æ)
Westfield Corp.(ö)	20,249	161	(Ñ)	6,094	485
Westpac Banking Corp.	9,150	203	Baidu, Inc. - ADR(Æ)	5,840	964
		3,930	China Shenhua Energy Co., Ltd. Class H	234,500	433
			Lenovo Group, Ltd.	662,000	400
Austria - 0.6%			NetEase, Inc. - ADR	5,688	1,099
Erste Group Bank AG(Æ)	73,893	1,691	Tencent Holdings, Ltd.	41,300	941
EVN AG	12,525	142			4,322
Verbund AG Class A	6,376	90
		1,923	Denmark - 1.7%
			Carlsberg A/S Class B	5,540	526
Belgium - 1.0%			Danske Bank A/S	130,662	3,462
Anheuser-Busch InBev SA	12,156	1,597	Novo Nordisk A/S Class B	28,318	1,523
Elia System Operator SA	3,953	221	TDC AS	13,496	66
Groupe Bruxelles Lambert SA	6,205	507	Vestas Wind Systems A/S	2,100	143
KBC Group NV	23,973	1,176			5,720
Sofina SA	571	76
		3,577	Finland - 0.6%
			Fortum OYJ	32,681	524
Brazil - 0.5%			Kone OYJ Class B	16,334	754
Ambev SA - ADR	81,100	479	Sampo OYJ Class A	23,413	956
Embraer SA - ADR(Æ)	56,700	1,232			2,234
		1,711
			France - 10.9%
Canada - 3.2%			Air Liquide SA Class A	12,223	1,281
Agrium, Inc.	858	78	Airbus Group SE	33,500	1,946
Alimentation Couche-Tard, Inc. Class B	21,923	941	AXA SA	4,758	96
Bank of Montreal	8,155	517	Bouygues SA - ADR	56,560	1,635
BCE, Inc.	2,969	141	Bureau Veritas SA	17,200	363
Brookfield Asset Management, Inc.			Capgemini SA	16,864	1,471
Class A	40,375	1,334	Casino Guichard Perrachon SA	10,700	598
CAE, Inc.	7,657	93	Cie de Saint-Gobain	41,600	1,593
Canadian Imperial Bank of Commerce	1,200	90	Credit Agricole SA(Ñ)	90,388	766
Canadian National Railway Co.	21,936	1,296	Danone SA	22,233	1,568
Canadian Real Estate Investment			Dassault Systemes SA	6,168	471
Trust(ö)	4,125	154	Engie SA	60,022	969
Choice Properties Real Estate			Faurecia	35,493	1,140
Investment Trust(ö)	50,108	551	Gecina SA(ö)	551	75
Cominar Real Estate Investment Trust(ö)	16,114	210	Hermes International	398	150
Element Financial Corp.	38,313	406	JCDecaux SA	20,393	692
Emera, Inc.(Ñ)	9,654	363	Legrand SA - ADR	13,804	712
Empire Co., Ltd. Class A	17,722	264	L'Oreal SA	4,438	848
Fairfax Financial Holdings, Ltd.	148	80	LVMH Moet Hennessy Louis Vuitton
First Capital Realty, Inc. Class A	10,384	178	SE - ADR	8,888	1,346
Great-West Lifeco, Inc.	1,305	34	Natixis SA	66,883	257
Hydro One, Ltd.(Þ)	20,423	410

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 35

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Numericable-SFR SA(Æ)	5,469	138	Housing Development Finance Corp.,
Pernod Ricard SA	15,977	1,779	Ltd.	41,405	773
Publicis Groupe SA - ADR	23,112	1,566	Tata Consultancy Services, Ltd.	17,866	676
Renault SA	5,922	451	Tata Motors, Ltd. - ADR	25,257	876
Safran SA	12,045	818			4,035
Sanofi - ADR	45,207	3,800
Schneider Electric SE	53,381	3,159	Ireland - 2.4%
Technip SA	29,000	1,577	CRH PLC	96,588	2,844
Thales SA	1,978	166	Experian PLC	66,027	1,254
Total SA(Ñ)	55,658	2,684	Kerry Group PLC Class A	437	39
Unibail-Rodamco SE(ö)	282	74	Paddy Power Betfair PLC	6,795	715
Valeo SA	22,749	1,016	Ryanair Holdings PLC - ADR(Æ)	15,633	1,087
Vallourec SA(Æ)	189,504	689	Willis Towers Watson PLC	10,872	1,351
Veolia Environnement SA	12,271	267	XL Group PLC Class A	26,200	873
Vinci SA	16,077	1,145			8,163
Vivendi SA - ADR	3,413	65
		37,371	Israel - 1.1%
			Bank Hapoalim BM	9,829	50
Germany - 5.4%			Bank Leumi Le-Israel BM(Æ)	68,074	240
Adidas AG	424	60	Check Point Software Technologies, Ltd.
Allianz SE	4,566	651	(Æ)	6,875	548
BASF SE	2,695	206	Mizrahi Tefahot Bank, Ltd.	4,598	53
Bayer AG	35,359	3,558	Teva Pharmaceutical Industries, Ltd.
Bayerische Motoren Werke AG	3,247	238	- ADR	56,665	2,846
Beiersdorf AG	13,504	1,276	Teva Pharmaceutical Industries, Ltd.	4,277	216
Continental AG	6,916	1,299			3,953
Daimler AG	15,889	948
Deutsche Boerse AG	33,146	2,714	Italy - 2.1%
Deutsche Post AG	2,795	78	Enel SpA	392,875	1,747
Fresenius Medical Care AG & Co.	624	54	ENI SpA - ADR	249,760	4,033
Fresenius SE & Co. KGaA	1,103	81	Parmalat SpA	91,712	238
Hannover Rueck SE	3,478	363	Snam Rete Gas SpA	91,365	547
Linde AG	8,295	1,155	Telecom Italia SpA(Æ)	827,875	679
MAN SE	3,812	388			7,244
Merck KGaA	6,595	671
MTU Aero Engines AG	3,159	296	Japan - 14.4%
ProSiebenSat.1 Media SE	8,159	356	Aozora Bank, Ltd.(Æ)	28,000	97
Rational AG	796	367	Asahi Group Holdings, Ltd.	1,100	35
Rhoen Klinikum AG	15,654	459	Benesse Holdings, Inc.	1,300	30
SAP SE - ADR	17,013	1,272	Bridgestone Corp.	16,200	517
Siemens AG	20,274	2,077	Canon, Inc.(Æ)	73,100	2,086
		18,567	Daihatsu Motor Co., Ltd.(Æ)	36,500	474
			Dai-ichi Life Insurance Co., Ltd. (The)	71,350	791
Hong Kong - 2.4%			Daiichi Sankyo Co., Ltd.	1,700	41
AIA Group, Ltd.	459,000	2,766	Daikin Industries, Ltd.	19,900	1,658
China Mobile, Ltd.	80,500	930	Denso Corp.	27,800	977
China Overseas Land & Investment, Ltd.	336,000	1,072	East Japan Railway Co.	800	74
CLP Holdings, Ltd.	10,000	102	FANUC Corp.(Æ)	4,000	647
Global Brands Group Holding, Ltd.	1,990,000	175	Fuji Electric Co., Ltd.(Æ)	488,000	2,049
Guangdong Investment, Ltd.	590,800	902	Fuji Heavy Industries, Ltd.	23,200	795
Guoco Group, Ltd.	5,000	53	Fujitsu, Ltd.	599,000	2,196
Li & Fung, Ltd.	646,000	315	Hachijuni Bank, Ltd. (The)	52,000	226
Link(ö)	92,000	629	Hitachi, Ltd.(Æ)	296,000	1,230
New World Development Co., Ltd.	68,000	69	Honda Motor Co., Ltd.	104,700	2,644
Power Assets Holdings, Ltd.	21,000	193	Hoya Corp.(Æ)	52,500	1,869
Wharf Holdings, Ltd. (The)	71,466	437	IHI Corp.	640,000	1,714
Wheelock & Co., Ltd.	105,000	495	Iida Group Holdings Co., Ltd.	49,300	1,004
		8,138	Inpex Corp.	24,100	188
			Isuzu Motors, Ltd.	53,900	660
India - 1.2%			ITOCHU Corp.	134,100	1,629
HDFC Bank, Ltd. - ADR	25,776	1,710	Japan Display, Inc.	12,200	20

See accompanying notes which are an integral part of the financial statements.

36 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Petroleum Exploration Co., Ltd.	6,100	122	NXP Semiconductors NV(Æ)	14,064	1,102
Japan Post Bank Co., Ltd.	14,400	169	Randstad Holding NV	24,927	1,004
Japan Tobacco, Inc.	25,700	1,030	Royal Dutch Shell PLC Class A(Ñ)	123,132	3,377
JX Holdings, Inc.	11,400	44	Royal Dutch Shell PLC Class B	3,363	92
Kansai Electric Power Co., Inc. (The)(Æ)	37,700	366			16,577
Kao Corp.	19,100	1,102
KDDI Corp.	17,400	530	Russia - 0.3%
Keyence Corp.	1,700	1,146	Gazprom PJSC - ADR	246,890	1,067
Kubota Corp.(Æ)	32,000	429
Kyocera Corp.(Æ)	18,200	863	Singapore - 1.9%
Mabuchi Motor Co., Ltd.	5,200	218	DBS Group Holdings, Ltd.	111,600	1,315
Makita Corp.	12,900	851	Jardine Cycle & Carriage, Ltd.	56,700	1,556
Mitsubishi UFJ Financial Group, Inc.	261,500	1,166	Oversea-Chinese Banking Corp., Ltd.	8,800	57
MS&AD Insurance Group Holdings, Inc.	15,100	389	Singapore Telecommunications, Ltd.	109,900	340
Murata Manufacturing Co., Ltd.	6,000	673	United Overseas Bank, Ltd.	140,700	1,943
Nippon Prologis, Inc.(ö)	306	743	Wilmar International, Ltd.	528,600	1,288
Nippon Telegraph & Telephone Corp.	2,300	108			6,499
Nippon Yusen KK	94,000	165
Nitori Holdings Co., Ltd.	7,900	948	South Africa - 0.3%
Ono Pharmaceutical Co., Ltd.	1,500	65	Bid Corp., Ltd.(Æ)	27,108	508
ORIX Corp.	105,700	1,350	Bidvest Group, Ltd. (The)	27,108	255
Otsuka Holdings Co., Ltd.	1,200	55	Discovery Holdings, Ltd.	34,763	290
Ricoh Co., Ltd.	6,000	52			1,053
Secom Co., Ltd.	700	52
Sekisui House, Ltd.	17,200	299	South Korea - 1.9%
Seven & i Holdings Co., Ltd.	2,400	100	Hana Financial Group, Inc.	39,715	807
Seven Bank, Ltd.	24,300	75	Hankook Tire Co., Ltd.	22,600	1,006
Shimano, Inc.	5,000	757	POSCO(Æ)	7,025	1,241
Shin-Etsu Chemical Co., Ltd.(Æ)	7,000	408	Samsung Electronics Co., Ltd.	2,126	2,647
Shionogi & Co., Ltd.	1,100	60	Shinhan Financial Group Co., Ltd.	29,571	976
SMC Corp.	1,800	439			6,677
Sompo Japan Nipponkoa Holdings, Inc.	14,700	389
Sony Corp.(Æ)	46,400	1,358	Spain - 2.0%
Sumitomo Corp.	141,300	1,414	Aena SA(Æ)(Þ)	3,655	481
Sumitomo Mitsui Financial Group, Inc.	39,300	1,127	Amadeus IT Holding SA Class A	44,877	1,966
Sumitomo Osaka Cement Co., Ltd.	251,000	1,073	Banco de Sabadell SA - ADR	885,777	1,184
Takeda Pharmaceutical Co., Ltd.	2,100	91	Banco Santander SA - ADR	213,478	831
Terumo Corp.	35,100	1,488	Ebro Foods SA	3,848	88
Tokyo Electric Power Co. Holdings, Inc.			Endesa SA - ADR	4,000	80
(Æ)	81,100	342	Iberdrola SA	66,959	452
Toppan Printing Co., Ltd.	13,000	111	Indra Sistemas SA(Æ)(Ñ)	40,975	432
Toyota Motor Corp.(Æ)	26,400	1,320	Industria de Diseno Textil SA	35,829	1,195
Trend Micro, Inc.(Æ)	28,000	997	Red Electrica Corp. SA	2,499	223
West Japan Railway Co.	8,500	537			6,932
Yamaguchi Financial Group, Inc.	43,000	405
Yamaha Corp.	14,200	382	Sweden - 0.8%
		49,459	Atlas Copco AB Class A(Æ)	27,948	724
			Fastighets AB Balder Class B(Æ)	10,597	267
Mexico - 0.3%			Hennes & Mauritz AB Class B	23,515	689
Wal-Mart de Mexico SAB de CV	415,200	997	Hexagon AB Class B	20,621	752
			L E Lundbergforetagen AB Class B	1,484	84
Netherlands - 4.8%			Nordea Bank AB	6,552	55
ABN AMRO Group NV(Þ)	3,426	57	Svenska Cellulosa AB SCA Class B	1,856	59
Aegon NV	170,700	681	Svenska Handelsbanken AB Class A	4,164	50
Akzo Nobel NV	16,440	1,034	Swedbank AB Class A	1,925	40
Delta Lloyd NV	148,400	527			2,720
Heineken NV	5,645	521
ING Groep NV	462,403	4,806	Switzerland - 9.9%
Koninklijke Ahold NV(Æ)	2,378	53	ABB, Ltd.	104,650	2,062
Koninklijke KPN NV	457,852	1,661	ABB, Ltd. - ADR	28,000	555
Koninklijke Philips NV	66,600	1,662	Actelion, Ltd.	9,176	1,540

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 37

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Allreal Holding AG	1,833	254	Dairy Crest Group PLC	180,209	1,291
Alpiq Holding AG(Æ)(Ñ)	2,233	158	Delphi Automotive PLC	4,286	268
Banque Cantonale Vaudoise	219	146	Diageo PLC	61,969	1,734
Basellandschaftliche Kantonalbank	163	154	DS Smith PLC Class F(Æ)	564,970	2,917
Basler Kantonalbank	2,817	192	Fiat Chrysler Automobiles NV(Æ)	252,300	1,557
Berner Kantonalbank AG(Ñ)	931	179	GlaxoSmithKline PLC - ADR	152,466	3,276
Chubb, Ltd.	6,550	856	HSBC Holdings PLC	270,384	1,689
Credit Suisse Group AG	206,353	2,199	IG Group Holdings PLC	59,594	644
GAM Holding AG	25,726	275	Imperial Tobacco Group PLC	105,351	5,718
Geberit AG	1,634	617	Intermediate Capital Group PLC	48,034	315
Givaudan SA	28	56	Johnson Matthey PLC	23,376	885
Graubuendner Kantonalbank	81	144	Kingfisher PLC	385,105	1,663
Helvetia Holding AG	800	417	Land Securities Group PLC(ö)	30,707	435
Julius Baer Group, Ltd.	15,452	621	Legal & General Group PLC	16,453	43
Kuehne & Nagel International AG	2,413	337	Micro Focus International PLC	25,667	555
Luzerner Kantonalbank AG(Æ)	835	353	National Grid PLC	115,291	1,695
Nestle SA	58,474	4,510	Prudential PLC	22,065	376
Novartis AG	54,700	4,500	Reckitt Benckiser Group PLC	28,278	2,845
OC Oerlikon Corp. AG	88,800	778	Relx NV	76,355	1,404
Partners Group Holding AG	2,875	1,233	Rio Tinto PLC	16,024	495
Roche Holding AG	15,142	3,997	Rolls-Royce Holdings PLC	197,089	1,871
SGS SA	365	837	Royal Bank of Scotland Group PLC	403,295	950
Sonova Holding AG	2,527	336	Royal Mail PLC	48,653	330
St. Galler Kantonalbank AG	875	338	RSA Insurance Group PLC	195,656	1,307
STMicroelectronics NV	151,025	890	Segro PLC(ö)	22,434	126
Swiss Life Holding AG	3,800	878	Shaftesbury PLC(Æ)(ö)	6,567	78
Swisscom AG	73	36	Sky PLC	89,610	1,018
UBS Group AG	186,319	2,410	Smith & Nephew PLC	2,719	46
Wolseley PLC - ADR	21,073	1,092	Smiths Group PLC	24,255	374
Zurich Insurance Group AG	3,398	841	St. James's Place PLC	51,872	556
		33,791	Standard Chartered PLC	152,475	1,160
			Travis Perkins PLC	55,375	1,108
Taiwan - 1.5%			Unilever NV	23,638	1,102
Hon Hai Precision Industry Co., Ltd.(Æ)	261,273	672	Unilever PLC	3,891	187
Taiwan Semiconductor Manufacturing			Vodafone Group PLC	832,787	2,535
Co., Ltd.	312,000	1,578	Wausau Paper Corp.	197,350	4,098
Taiwan Semiconductor Manufacturing					60,324
Co., Ltd. - ADR	63,807	1,674
Teco Electric and Machinery Co., Ltd.	1,327,000	1,121	United States - 1.1%
		5,045	Ball Corp.	1,390	100
			News Corp. Class A	109,196	1,240
Thailand - 0.6%			News Corp. Class B	32,285	377
Bangkok Bank PCL	61,700	286	Philip Morris International, Inc.	6,826	694
Charoen Pokphand Foods PCL	2,096,300	1,720	Yum! Brands, Inc.	16,077	1,333
		2,006			3,744
United Kingdom - 17.6%			Total Common Stocks
Amec Foster Wheeler PLC - GDR	55,225	361
ARM Holdings PLC	25,628	388	(cost $307,845)		319,934
Associated British Foods PLC	1,093	40
Aviva PLC	156,536	841	Preferred Stocks - 0.7%
Barclays PLC	714,358	1,360	Germany - 0.5%
Barratt Developments PLC	54,905	301	Bayerische Motoren Werke AG	1,747	111
BP PLC	556,647	3,250	Henkel AG & Co. KGaA	517	63
BP PLC - ADR	27,400	973	Man SE	529	53
British American Tobacco PLC	2,963	193	Porsche Automobil Holding SE	7,868	362
Capital & Counties Properties PLC	80,236	319	Volkswagen AG	10,792	1,297
CNH Industrial NV	191,700	1,394			1,886
CNH Industrial NV(Ñ)	47,800	342
Compass Group PLC	195,757	3,731
CYBG PLC(Æ)	57,344	180

See accompanying notes which are an integral part of the financial statements.

38 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Japan - 0.1%
Shinkin Central Bank Class A	79		172
Sweden - 0.1%
Fastighets AB Balder(Æ)	6,492		248
Total Preferred Stocks
(cost $2,560)			2,306
Short-Term Investments - 2.9%
United States - 2.9%
Russell U.S. Cash Management Fund	10,044,959	(8)	10,045
Total Short-Term Investments
(cost $10,045)			10,045

Other Securities - 0.7%
Russell U.S. Cash Collateral Fund(×)	2,489,538	(8)	2,490
Total Other Securities
(cost $2,490)			2,490
Total Investments 97.6%
(identified cost $322,940)			334,775
Other Assets and Liabilities, Net
- 2.4%			8,142
Net Assets - 100.0%			342,917

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 39

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	44	EUR	1,863	07/16	34
DAX Index Futures	8	EUR	1,934	09/16	32
EURO STOXX 50 Index Futures	124	EUR	3,540	09/16	74
FTSE 100 Index Futures	37	GBP	2,376	09/16	238
Hang Seng Index Futures	5	HKD	5,237	07/16	29
S&P/TSX 60 Index Futures	73	CAD	11,889	09/16	46
SPI 200 Index Futures	92	AUD	11,905	09/16	41
TOPIX Index Futures	155	JPY	1,930,524	09/16	(1,239)
Short Positions
EURO STOXX 50 Index Futures	136	EUR	3,883	09/16	(37)
FTSE 100 Index Futures	123	GBP	7,900	09/16	(749)
Hang Seng Index Futures	13	HKD	13,616	07/16	(83)
mini MSCI Emerging Markets Index Futures	85	USD	3,547	09/16	(110)
S&P 500 E-Mini Index Futures	111	USD	11,600	09/16	93
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,631)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	73	AUD	100	09/21/16	1
Bank of America	USD	434	AUD	584	09/21/16	1
Bank of America	USD	886	AUD	1,193	09/21/16	1
Bank of America	USD	76	CAD	100	09/21/16	1
Bank of America	USD	611	CAD	781	09/21/16	(6)
Bank of America	USD	866	CAD	1,107	09/21/16	(9)
Bank of America	USD	442	EUR	400	09/21/16	3
Bank of America	USD	3,498	EUR	3,068	09/21/16	(84)
Bank of America	USD	27	GBP	20	07/01/16	—
Bank of America	USD	132	GBP	100	09/21/16	1
Bank of America	USD	171	GBP	120	09/21/16	(11)
Bank of America	USD	660	GBP	450	09/21/16	(61)
Bank of America	USD	1,114	GBP	763	09/21/16	(97)
Bank of America	USD	1,191	GBP	816	09/21/16	(103)
Bank of America	USD	247	HKD	1,919	09/21/16	—
Bank of America	USD	98	JPY	10,000	09/21/16	(1)
Bank of America	USD	188	JPY	20,000	09/21/16	6
Bank of America	USD	586	JPY	60,000	09/21/16	(3)
Bank of America	USD	1,763	JPY	188,562	09/21/16	67
Bank of America	USD	3,044	JPY	325,533	09/21/16	117
Bank of America	AUD	100	USD	75	09/21/16	—
Bank of America	AUD	200	USD	147	09/21/16	(2)
Bank of America	CAD	100	USD	77	09/21/16	—
Bank of America	CAD	400	USD	314	09/21/16	4
Bank of America	CHF	567	USD	589	09/21/16	6
Bank of America	EUR	500	USD	558	09/21/16	1
Bank of America	EUR	4,073	USD	4,644	09/21/16	112
Bank of America	GBP	100	USD	137	09/21/16	3
Bank of America	JPY	20,000	USD	196	09/21/16	2
Bank of America	JPY	30,000	USD	281	09/21/16	(11)
Bank of America	JPY	50,000	USD	472	09/21/16	(13)

See accompanying notes which are an integral part of the financial statements.

40 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	NOK	2,333	USD	287	09/21/16	9
Bank of New York	USD	77	CHF	76	07/01/16	—
Bank of New York	USD	5	EUR	5	07/01/16	—
Bank of New York	USD	58	EUR	52	07/01/16	—
Bank of New York	USD	63	EUR	57	07/01/16	—
Bank of New York	GBP	1	USD	1	07/01/16	—
Bank of New York	GBP	22	USD	30	07/01/16	—
Bank of New York	GBP	44	USD	58	07/01/16	1
Bank of New York	GBP	141	USD	190	07/01/16	2
BNP Paribas	USD	433	AUD	584	09/21/16	1
BNP Paribas	USD	886	AUD	1,193	09/21/16	2
BNP Paribas	USD	611	CAD	781	09/21/16	(6)
BNP Paribas	USD	866	CAD	1,107	09/21/16	(9)
BNP Paribas	USD	3,498	EUR	3,068	09/21/16	(83)
BNP Paribas	USD	1,115	GBP	763	09/21/16	(98)
BNP Paribas	USD	1,191	GBP	816	09/21/16	(104)
BNP Paribas	USD	247	HKD	1,919	09/21/16	—
BNP Paribas	USD	1,762	JPY	188,562	09/21/16	69
BNP Paribas	USD	3,042	JPY	325,533	09/21/16	118
BNP Paribas	CHF	567	USD	589	09/21/16	6
BNP Paribas	EUR	4,073	USD	4,644	09/21/16	110
BNP Paribas	JPY	30,000	USD	280	09/21/16	(11)
BNP Paribas	NOK	2,333	USD	287	09/21/16	9
Brown Brothers Harriman	EUR	338	USD	375	07/05/16	—
Brown Brothers Harriman	EUR	100	USD	114	09/21/16	3
Brown Brothers Harriman	GBP	100	USD	148	09/21/16	14
Brown Brothers Harriman	JPY	10,000	USD	95	09/21/16	(2)
Commonwealth Bank of Australia	USD	74	AUD	100	09/21/16	1
Commonwealth Bank of Australia	USD	77	CAD	100	09/21/16	1
Commonwealth Bank of Australia	USD	334	EUR	300	09/21/16	—
Commonwealth Bank of Australia	USD	134	GBP	100	09/21/16	—
Commonwealth Bank of Australia	USD	266	GBP	200	09/21/16	—
Commonwealth Bank of Australia	USD	194	HKD	1,500	09/21/16	—
Commonwealth Bank of Australia	USD	147	JPY	15,000	09/21/16	(2)
Commonwealth Bank of Australia	AUD	100	USD	74	09/21/16	—
Commonwealth Bank of Australia	EUR	300	USD	334	09/21/16	—
Commonwealth Bank of Australia	GBP	100	USD	133	09/21/16	—
Commonwealth Bank of Australia	JPY	10,000	USD	97	09/21/16	—
HSBC	USD	662	EUR	600	09/21/16	5
HSBC	AUD	450	USD	330	09/21/16	(5)
HSBC	CAD	500	USD	382	09/21/16	(5)
HSBC	GBP	300	USD	396	09/21/16	(3)
HSBC	JPY	25,000	USD	247	09/21/16	4
National Australia Bank	USD	434	AUD	584	09/21/16	1
National Australia Bank	USD	886	AUD	1,193	09/21/16	1
National Australia Bank	USD	611	CAD	781	09/21/16	(7)
National Australia Bank	USD	866	CAD	1,107	09/21/16	(9)
National Australia Bank	USD	3,499	EUR	3,068	09/21/16	(84)
National Australia Bank	USD	1,114	GBP	763	09/21/16	(97)
National Australia Bank	USD	1,191	GBP	816	09/21/16	(104)
National Australia Bank	USD	247	HKD	1,919	09/21/16	—
National Australia Bank	USD	1,763	JPY	188,562	09/21/16	68
National Australia Bank	USD	3,044	JPY	325,533	09/21/16	117
National Australia Bank	CHF	567	USD	589	09/21/16	6
National Australia Bank	EUR	4,073	USD	4,645	09/21/16	112
National Australia Bank	JPY	30,000	USD	280	09/21/16	(11)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 41

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
National Australia Bank	NOK	2,333	USD	287	09/21/16	9
Royal Bank of Canada	AUD	100	USD	74	09/21/16	—
Royal Bank of Canada	CAD	100	USD	78	09/21/16	—
Royal Bank of Canada	CAD	200	USD	154	09/21/16	—
Royal Bank of Canada	EUR	400	USD	446	09/21/16	1
Royal Bank of Canada	GBP	100	USD	141	09/21/16	8
Royal Bank of Canada	GBP	100	USD	135	09/21/16	1
Royal Bank of Canada	JPY	20,000	USD	195	09/21/16	1
Royal Bank of Canada	JPY	20,000	USD	189	09/21/16	(5)
Standard Chartered	USD	3,045	JPY	325,533	09/21/16	116
State Street	USD	1	AUD	1	07/01/16	—
State Street	USD	1,644	AUD	2,200	09/21/16	(7)
State Street	USD	9,295	AUD	12,528	09/21/16	22
State Street	USD	1,778	CAD	2,300	09/21/16	3
State Street	USD	9,220	CAD	11,800	09/21/16	(85)
State Street	USD	17	CHF	17	07/01/16	—
State Street	USD	381	CHF	373	07/05/16	1
State Street	USD	141	DKK	950	07/01/16	1
State Street	USD	11	EUR	10	07/01/16	—
State Street	USD	125	EUR	112	07/01/16	—
State Street	USD	338	EUR	300	09/21/16	(4)
State Street	USD	3	GBP	2	07/01/16	—
State Street	USD	6	GBP	4	07/01/16	—
State Street	USD	17	GBP	12	07/01/16	—
State Street	USD	34	GBP	26	07/01/16	—
State Street	USD	119	HKD	926	07/05/16	—
State Street	USD	128	HKD	990	07/05/16	—
State Street	USD	103	HKD	800	09/21/16	—
State Street	USD	1	JPY	77	07/01/16	—
State Street	USD	1	JPY	132	07/01/16	—
State Street	USD	3	JPY	350	07/01/16	—
State Street	USD	4	JPY	360	07/01/16	—
State Street	USD	4	JPY	413	07/01/16	—
State Street	USD	4	JPY	439	07/01/16	—
State Street	USD	5	JPY	480	07/01/16	—
State Street	USD	569	JPY	60,000	09/21/16	14
State Street	USD	1	SGD	2	07/01/16	—
State Street	USD	3	SGD	5	07/01/16	—
State Street	AUD	100	USD	74	09/21/16	—
State Street	AUD	2,200	USD	1,644	09/21/16	7
State Street	CAD	100	USD	78	09/21/16	1
State Street	CAD	300	USD	233	09/21/16	—
State Street	CAD	1,700	USD	1,314	09/21/16	(2)
State Street	CHF	17	USD	17	07/05/16	—
State Street	EUR	113	USD	125	07/01/16	—
State Street	EUR	231	USD	257	07/01/16	—
State Street	EUR	100	USD	111	09/21/16	(1)
State Street	EUR	200	USD	227	09/21/16	4
State Street	EUR	300	USD	339	09/21/16	5
State Street	EUR	600	USD	672	09/21/16	4
State Street	EUR	3,800	USD	4,325	09/21/16	96
State Street	GBP	6	USD	8	07/01/16	—
State Street	GBP	16	USD	21	07/01/16	—
State Street	GBP	95	USD	127	07/01/16	1
State Street	GBP	90	USD	118	07/05/16	(1)
State Street	GBP	125	USD	165	07/05/16	(1)

See accompanying notes which are an integral part of the financial statements.

42 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	GBP	552	USD	732	07/05/16	(4)
State Street	GBP	150	USD	213	09/21/16	13
State Street	GBP	200	USD	266	09/21/16	—
State Street	GBP	7,101	USD	10,327	09/21/16	868
State Street	HKD	140	USD	18	07/05/16	—
State Street	HKD	1,000	USD	129	09/21/16	—
State Street	HKD	13,637	USD	1,758	09/21/16	(2)
State Street	JPY	893	USD	9	07/01/16	—
State Street	JPY	1,445	USD	14	07/01/16	—
State Street	JPY	3,317	USD	32	07/01/16	—
State Street	JPY	5,926	USD	58	07/01/16	—
State Street	JPY	1,482	USD	14	07/05/16	—
State Street	JPY	4,616	USD	45	07/05/16	—
State Street	JPY	9,637	USD	94	07/05/16	—
State Street	JPY	9,855	USD	96	07/05/16	—
State Street	JPY	10,000	USD	97	09/21/16	(1)
State Street	JPY	100,000	USD	977	09/21/16	6
UBS	USD	3,043	JPY	325,533	09/21/16	118
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,132

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$3,930	$—	$—	$3,930	1.1
Austria	—	1,923	—	—	1,923	0.6
Belgium	—	3,577	—	—	3,577	1.0
Brazil	1,711	—	—	—	1,711	0.5
Canada	10,923	—	—	—	10,923	3.2
Chile	—	1,232	—	—	1,232	0.4
China	2,548	1,774	—	—	4,322	1.3
Denmark	143	5,577	—	—	5,720	1.7
Finland	—	2,234	—	—	2,234	0.6
France	—	37,371	—	—	37,371	10.9
Germany	—	18,567	—	—	18,567	5.4
Hong Kong	—	8,138	—	—	8,138	2.4
India	2,586	1,449	—	—	4,035	1.2
Ireland	3,311	4,852	—	—	8,163	2.4
Israel	3,394	559	—	—	3,953	1.1
Italy	—	7,244	—	—	7,244	2.1
Japan	—	49,459	—	—	49,459	14.4
Mexico	997	—	—	—	997	0.3
Netherlands	1,102	15,475	—	—	16,577	4.8
Russia	192	875	—	—	1,067	0.3
Singapore	—	6,499	—	—	6,499	1.9

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 43

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
South Africa	508	545	—	—	1,053	0.3
South Korea	—	6,677	—	—	6,677	1.9
Spain	—	6,932	—	—	6,932	2.0
Sweden	—	2,720	—	—	2,720	0.8
Switzerland	1,411	32,380	—	—	33,791	9.9
Taiwan	1,674	3,371	—	—	5,045	1.5
Thailand	—	2,006	—	—	2,006	0.6
United Kingdom	1,583	58,741	—	—	60,324	17.6
United States	3,744	—	—	—	3,744	1.1
Preferred Stocks	—	2,306	—	—	2,306	0.7
Short-Term Investments	—	—	—	10,045	10,045	2.9
Other Securities	—	—	—	2,490	2,490	0.7
Total Investments	35,827	286,413	—	12,535	334,775	97.6
Other Assets and Liabilities, Net						2.4
						100.0
Other Financial Instruments
Futures Contracts	(1,631)	—	—	—	(1,631)	(0.5)
Foreign Currency Exchange Contracts	—	1,132	—	—	1,132	0.3
Total Other Financial Instruments*	$(1,631)	$1,132	$—	$—	$(499)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

44 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,286
Variation margin on futures contracts*	587	—
Total	$587	$2,286
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$2,218	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,154
Total	$2,218	$1,154
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(2,705)	$—
Foreign currency-related transactions*	—	3,270
Total	$(2,705)	$3,270
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,355)	$—
Foreign currency-related transactions**	—	747
Total	$(2,355)	$747

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 45

Russell Investment Funds
Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$2,421	$—	$2,421
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,286	—	2,286
Futures Contracts	Variation margin on futures contracts	357	—	357
Total Financial and Derivative Assets		5,064	—	5,064
Financial and Derivative Assets not subject to a netting agreement		(364)	—	(364)
Total Financial and Derivative Assets subject to a netting agreement		$4,700	$—	$4,700

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$335	$335	$—	$—
Barclays	44	—	44	—
BNP Paribas	315	311	—	4
Brown Brothers Harriman	17	1	—	16
Citigroup	362	—	362	—
Commonwealth Bank of Australia	2	2	—	—
Fidelity	178	—	178	—
Goldman Sachs	115	—	115	—
HSBC	9	9	—	—
JPMorgan Chase	750	—	750	—
Merrill Lynch	846	—	846	—
National Australia Bank	314	311	—	3
Royal Bank of Canada	11	6	—	5
Standard Chartered	116	—	—	116
State Street	1,042	102	—	940
UBS	244	—	126	118
Total	$4,700	$1,077	$2,421	$1,202

See accompanying notes which are an integral part of the financial statements.

46 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$486	$—	$486
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,154	—	1,154
Total Financial and Derivative Liabilities		1,640	—	1,640
Financial and Derivative Liabilities not subject to a netting agreement		(493)	—	(493)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,147	$—	$1,147

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$401	$335	$—	$66
BNP Paribas	311	311	—	—
Brown Brothers Harriman	1	1	—	—
Commonwealth Bank of Australia	2	2	—	—
HSBC	13	9	—	4
National Australia Bank	311	311	—	—
Royal Bank of Canada	6	6	—	—
State Street	102	102	—	—
Total	$1,147	$1,077	$—	$70

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 47

Russell Investment Funds
Non-U.S. Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$322,940
Investments, at fair value(*)(>)	334,775
Cash	11
Cash (restricted)(a)	6,100
Foreign currency holdings(^)	719
Unrealized appreciation on foreign currency exchange contracts	2,286
Receivables:
Dividends and interest	819
Dividends from affiliated Russell funds	5
Investments sold	3,287
Fund shares sold	77
Foreign capital gains taxes recoverable	469
Variation margin on futures contracts	357
Prepaid expenses	4
Total assets	348,909
Liabilities
Payables:
Investments purchased	1,413
Fund shares redeemed	63
Accrued fees to affiliates	275
Other accrued expenses	103
Variation margin on futures contracts	486
Deferred capital gains tax liability	8
Unrealized depreciation on foreign currency exchange contracts	1,154
Payable upon return of securities loaned	2,490
Total liabilities	5,992
Net Assets	$342,917

See accompanying notes which are an integral part of the financial statements.

48 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,084
Accumulated net realized gain (loss)	(40,386)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	11,827
Futures contracts	(1,631)
Foreign currency-related transactions	1,074
Shares of beneficial interest	322
Additional paid-in capital	368,627
Net Assets	$342,917
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.65
Net assets	$342,917,371
Shares outstanding ($.01 par value)	32,189,625
Amounts in thousands
(^) Foreign currency holdings - cost	$722
(*) Securities on loan included in investments	$2,421
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$12,535
(a) Cash Collateral for Futures	$6,100
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 49

Russell Investment Funds
Non-U.S. Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$7,102
Dividends from affiliated Russell funds	31
Securities lending income (net)	128
Less foreign taxes withheld	(654)
Total investment income	6,607
Expenses
Advisory fees	1,538
Administrative fees	85
Custodian fees	98
Transfer agent fees .	8
Professional fees	44
Trustees’ fees	6
Printing fees	25
Miscellaneous	5
Total expenses	1,809
Net investment income (loss)	4,798
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(2,709)
Futures contracts	(2,705)
Foreign currency-related transactions	3,298
Net realized gain (loss)	(2,116)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(15,055)
Futures contracts	(2,355)
Foreign currency-related transactions	734
Net change in unrealized appreciation (depreciation)	(16,676)
Net realized and unrealized gain (loss)	(18,792)
Net Increase (Decrease) in Net Assets from Operations	$(13,994)

See accompanying notes which are an integral part of the financial statements.

50 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,798	$6,101
Net realized gain (loss)	(2,116)	12,033
Net change in unrealized appreciation (depreciation)	(16,676)	(21,287)
Net increase (decrease) in net assets from operations	(13,994)	(3,153)

Distributions
From net investment income	(5,060)	(4,414)
Net decrease in net assets from distributions	(5,060)	(4,414)

Share Transactions*
Net increase (decrease) in net assets from share transactions	3,846	(13,983)
Total Net Increase (Decrease) in Net Assets	(15,208)	(21,550)

Net Assets
Beginning of period	358,125	379,675
End of period	$342,917	$358,125
Undistributed (overdistributed) net investment income included in net assets	$3,084	$3,346

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	870	$9,209	1,896	$22,297
Proceeds from reinvestment of distributions	495	5,060	371	4,414
Payments for shares redeemed	(969)	(10,423)	(3,384)	(40,694)
Total increase (decrease)	396	$3,846	(1,117)	$(13,983)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 51

Russell Investment Funds
Non-U.S. Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Total Distributions
June 30, 2016(1)	11.26	.15	(.60)	(.45)	(.16)	(.16)
December 31, 2015	11.54	.19	(.33)	(.14)	(.14)	(.14)
December 31, 2014	12.32	.26	(.80)	(.54)	(.24)	(.24)
December 31, 2013	10.31	.18	2.05	2.23	(.22)	(.22)
December 31, 2012	8.75	.18	1.55	1.73	(.17)	(.17)
December 31, 2011	10.21	.17	(1.46)	(1.29)	(.17)	(.17)

See accompanying notes which are an integral part of the financial statements.
Non-U.S. Fund 52

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
10.65	(3.95)	342,917	1.06	1.06	2.81	13
11.26	(1.31)	358,125	1.06	1.04	1.60	35
11.54	(4.45)	379,675	1.08	1.03	2.13	32
12.32	21.91	428,517	1.04	.99	1.76	36
10.31	19.81	356,856	1.07	1.01	1.94	47
8.75	(12.88)	329,578	1.10	1.04	1.74	49

See accompanying notes which are an integral part of the financial statements.
Non-U.S. Fund 53

Russell Investment Funds
Core Bond Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,060.80	$1,021.63
The information in the table under the heading “Actual	Expenses Paid During Period*	$3.33	$3.27
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.65%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period). May reflect amounts waived and/or reimbursed. Without any
= 8.6), then multiply the result by the number in the first column	waivers and/or reimbursements, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

54 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 75.1%			Series 2016-1 Class A2A
Asset-Backed Securities - 6.5%			1.500% due 11/20/18	1,320	1,323
Access Group, Inc.			CarFinance Capital Auto Trust
Series 2003-A Class A2			Series 2014-1A Class A
1.225% due 07/01/38 (Ê)	257	251	1.460% due 12/17/18 (Þ)	120	120
Series 2006-1 Class B			CarMax Auto Owner Trust
0.683% due 08/25/37 (Ê)	79	64	Series 2016-2 Class A3
Series 2015-1 Class A			1.520% due 02/16/21	535	538
0.887% due 07/25/56 (Ê)(Þ)	715	696	CCG Receivables Trust
American Express Credit Account			Series 2014-1 Class A2
Master Trust			1.060% due 11/15/21 (Þ)	159	159
Series 2014-2 Class A			Chase Issuance Trust
1.260% due 01/15/20	1,665	1,672	Series 2007-A2 Class A2
Series 2014-3 Class A			0.217% due 04/15/19 (Ê)	540	540
1.490% due 04/15/20	1,000	1,008	Series 2014-A6 Class A6
AmeriCredit Automobile Receivables
Trust			1.260% due 07/15/19	2,680	2,689
Series 2013-1 Class B			Series 2014-A8 Class A8
1.070% due 03/08/18	5	5	0.436% due 11/15/18 (Ê)	500	500
Ameriquest Mortgage Securities,			Chesapeake Funding LLC
Inc. Asset-Backed Pass-Through			Series 2014-1A Class C
Certificates			1.628% due 03/07/26 (Ê)(Þ)	500	496
Series 2005-R5 Class M1			CIT Education Loan Trust
0.876% due 07/25/35 (Ê)	220	220	Series 2007-1 Class A
ARI Fleet Lease Trust			0.720% due 03/25/42 (Ê)(Þ)	317	293
Series 2013-A Class A3			Citibank Credit Card Issuance Trust
0.920% due 07/15/21 (Þ)	303	303	Series 2006-A7 Class A7
Asset Backed Securities Corp. Home
Equity Loan Trust			0.301% due 12/17/18 (Ê)	1,295	1,294
Series 2006-HE5 Class A5			Series 2014-A2 Class A2
0.395% due 07/25/36 (Ê)	1,200	1,002	1.020% due 02/22/19	2,040	2,041
BA Credit Card Trust			Citigroup Mortgage Loan Trust, Inc.
Series 2007-A1 Class A1			Series 2007-WFH1 Class A3
5.170% due 06/15/19	1,500	1,535	0.337% due 01/25/37 (Ê)	318	315
Bank of The West Auto Trust			Series 2007-WFH1 Class A4
Series 2014-1 Class A3			0.370% due 01/25/37 (Ê)	934	875
			CWABS, Inc. Asset-Backed Certificates
1.090% due 03/15/19 (Þ)	1,283	1,283	Trust
Bayview Financial Acquisition Trust			Series 2007-4 Class A2
Series 2006-A Class 1A3
			5.368% due 04/25/47	16	15
5.865% due 02/28/41	82	89
Bear Stearns Asset Backed Securities			DRB Prime Student Loan Trust
I Trust			Series 2015-D Class A2
Series 2005-FR1 Class M1			3.200% due 01/25/40 (Þ)	1,286	1,306
0.670% due 06/25/35 (Ê)	286	284	Education Loan Asset-Backed Trust I
BMW Vehicle Owner Trust			Series 2013-1 Class B1
Series 2013-A Class A3			1.427% due 11/25/33 (Ê)(Þ)	874	792
0.670% due 11/27/17	310	309	EFS Volunteer LLC
Brazos Higher Education Authority, Inc.			Series 2010-1 Class A2
Series 2010-1 Class A2			1.084% due 10/25/35 (Ê)(Þ)	500	483
1.862% due 02/25/35 (Ê)	500	480	Fannie Mae Grantor Trust
Series 2011-2 Class A3			Series 2003-T4 Class 2A5
1.638% due 10/27/36 (Ê)	410	384	5.045% due 09/26/33	42	48
California Republic Auto Receivables			Federal Home Loan Mortgage Corp.
Trust			Structured Pass-Through Securities
Series 2016-1 Class A4			Series 2000-30 Class A5
2.240% due 10/15/21	675	688	7.133% due 12/25/30	27	29
Capital Auto Receivables Asset Trust			Ford Credit Auto Owner Trust

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 55

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-C Class A3			0.330% due 05/25/46 (Ê)	77	66
0.820% due 12/15/17	83	83	Series 2006-13 Class 1A2
Series 2014-A Class A3			0.340% due 09/25/36 (Ê)	80	72
0.790% due 05/15/18	326	326	Long Beach Mortgage Loan Trust
GM Financial Automobile Leasing Trust			Series 2004-4 Class M1
Series 2015-3 Class A3			1.070% due 10/25/34 (Ê)	1,200	1,091
1.690% due 03/20/19	565	570	Merrill Lynch First Franklin Mortgage
Series 2016-2 Class A3			Loan Trust
			Series 2007-1 Class A2B
1.620% due 09/20/19	385	388
Green Tree			0.351% due 04/25/37 (Ê)	95	50
Series 2008-MH1 Class A2			Series 2007-4 Class 2A2
8.970% due 04/25/38	94	95	0.290% due 07/25/37 (Ê)	670	409
Hertz Vehicle Financing LLC			MSCC Heloc Trust
Series 2013-1AClass A1			Series 2007-1 Class A
1.120% due 08/25/17 (Þ)	240	240	0.539% due 12/25/31 (Ê)	218	216
Series 2015-2A Class A			Navient Student Loan Trust
			Series 2014-2 Class A
2.020% due 09/25/19 (Þ)	920	922
Higher Education Funding I			1.093% due 03/25/83 (Ê)	829	790
Series 2014-1 Class A			Series 2014-3 Class A
1.712% due 05/25/34 (Ê)(Þ)	427	416	1.066% due 03/25/83 (Ê)	832	794
Honda Auto Receivables Owner Trust			Series 2014-4 Class A
Series 2013-4 Class A4			1.073% due 03/25/83 (Ê)	701	674
1.040% due 02/18/20	1,200	1,201	Nelnet Student Loan Trust
Series 2014-2 Class A3			Series 2014-4A Class A2
0.770% due 03/19/18	147	147	1.389% due 11/25/43 (Ê)(Þ)	470	425
Series 2015-2 Class A3			Series 2015-2A Class A2
1.040% due 02/21/19	1,195	1,196	1.046% due 09/25/42 (Ê)(Þ)	950	906
Series 2015-3 Class A2			Nissan Auto Receivables Owner Trust
			Series 2013-B Class A4
0.920% due 11/20/17	120	120
Series 2016-2 Class A2			1.310% due 10/15/19	600	602
			Series 2013-C Class A3
1.130% due 09/15/18	250	251
Hyundai Auto Receivables Trust			0.670% due 08/15/18	185	185
Series 2013-C Class A3			Series 2014-A Class A3
1.010% due 02/15/18	631	631	0.720% due 08/15/18	123	123
Series 2014-A Class A3			Series 2015-A Class A3
0.790% due 07/16/18	463	463	1.050% due 10/15/19	355	355
Series 2015-A Class A3			Northstar Education Finance, Inc.
			Series 2007-1 Class A1
1.050% due 04/15/19	1,000	1,002
			0.734% due 04/28/30 (Ê)	475	427
Series 2015-C Class A2B			Popular ABS Mortgage Pass-Through
0.812% due 11/15/18 (Ê)	230	230	Trust
Series 2015-C Class A3			Series 2006-C Class A4
1.460% due 02/18/20	305	307	0.703% due 07/25/36 (Ê)	1,380	1,328
JGWPT XXX LLC			Series 2006-D Class A3
Series 2013-3A Class A			0.706% due 11/25/46 (Ê)	1,500	1,315
4.080% due 01/17/73 (Þ)	269	283	Prestige Auto Receivables Trust
JGWPT XXXII LLC			Series 2014-1A Class A3
Series 2014-2A Class A			1.520% due 04/15/20 (Þ)	618	618
3.610% due 01/17/73 (Þ)	368	367	Purchasing Power Funding LLC
JPMorgan Mortgage Acquisition Corp.			Series 2015-A Class A1
Series 2007-HE1 Class AF6			3.500% due 12/15/19 (Þ)	259	258
4.148% due 03/25/47	1,307	886	RAMP Trust
Lehman XS Trust			Series 2003-RS9 Class AI6A
Series 2006-9 Class A1B			5.982% due 10/25/33	215	227

See accompanying notes which are an integral part of the financial statements.

56 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-RS11 Class AI6A			Series 2008-8 Class B
5.980% due 12/25/33	86	93	2.888% due 10/25/29 (Ê)	205	196
RASC Trust			Series 2008-9 Class A
Series 2003-KS4 Class AIIB			2.138% due 04/25/23 (Ê)	747	746
0.767% due 06/25/33 (Ê)	20	16	Series 2008-9 Class B
Renaissance Home Equity Loan Trust			2.888% due 10/25/83 (Ê)	205	194
Series 2005-2 Class AF4			Series 2012-7 Class A3
4.934% due 08/25/35	85	85	0.820% due 05/26/26 (Ê)	475	454
Series 2006-1 Class AF3			Series 2013-4 Class A
5.608% due 05/25/36	11	7	1.003% due 06/25/27 (Ê)	305	292
Series 2006-1 Class AF6			SoFi Professional Loan Program LLC
5.746% due 05/25/36	110	71	Series 2014-B Class A2
Series 2007-1 Class AF2			2.550% due 08/27/29 (Þ)	550	552
5.512% due 04/25/37	503	239	Series 2016-B Class A2B
Santander Drive Auto Receivables Trust			2.740% due 10/25/32 (Þ)	1,320	1,339
Series 2014-4 Class B			South Carolina Student Loan Corp.
1.820% due 05/15/19	420	421	Series 2015-A Class A
Series 2015-4 Class A3			1.936% due 01/25/36 (Ê)	515	470
1.580% due 09/16/19	535	537	Tidewater Auto Receivables Trust
SLC Student Loan Trust			Series 2016-AA Class A2
Series 2006-1 Class A6			2.300% due 09/15/19 (Þ)	460	460
0.794% due 12/15/38 (Ê)	780	669	Toyota Auto Receivables Owner Trust
SLM Private Credit Student Loan Trust			Series 2015-B Class A2B
Series 2005-B Class A2			0.652% due 11/15/17 (Ê)	296	296
0.814% due 03/15/23 (Ê)	127	126	Wachovia Student Loan Trust
SLM Private Education Loan Trust			Series 2006-1 Class A6
Series 2010-A Class 2A			0.808% due 04/25/40 (Ê)(Þ)	770	676
3.683% due 05/16/44 (Ê)(Þ)	1,191	1,221			58,399
SLM Student Loan Trust			Corporate Bonds and Notes - 20.2%
Series 2003-11 Class A6			21st Century Fox America, Inc.
1.403% due 12/15/25 (Ê)(Þ)	350	335	8.250% due 10/17/96	20	28
Series 2004-8 Class B			AbbVie, Inc.
1.098% due 01/25/40 (Ê)	112	96	1.750% due 11/06/17	40	40
Series 2006-2 Class A6			2.500% due 05/14/20	700	716
0.808% due 01/25/41 (Ê)	570	503		60	63
			3.600% due 05/14/25
Series 2006-8 Class A6
			4.300% due 05/14/36	175	178
0.798% due 01/25/41 (Ê)	570	492
			4.700% due 05/14/45	200	212
Series 2007-6 Class B
			AES Corp.
1.488% due 04/27/43 (Ê)	167	142
			5.500% due 03/15/24	50	51
Series 2008-2 Class B
			Aetna, Inc.
1.838% due 01/25/83 (Ê)	205	176
			1.900% due 06/07/19	525	532
Series 2008-3 Class B
			2.400% due 06/15/21	40	41
1.838% due 04/26/83 (Ê)	205	172
Series 2008-4 Class A4			2.800% due 06/15/23	430	440
2.288% due 07/25/22 (Ê)	1,400	1,401	3.200% due 06/15/26	90	93
Series 2008-4 Class B			4.375% due 06/15/46	380	395
2.488% due 04/25/29 (Ê)	205	184	Albemarle Corp.
Series 2008-5 Class B			4.150% due 12/01/24	320	335
2.488% due 07/25/29 (Ê)	205	184	Series 30YR
Series 2008-6 Class B			5.450% due 12/01/44	720	768
2.488% due 07/26/83 (Ê)	205	191	Ally Financial, Inc.
Series 2008-7 Class B			3.600% due 05/21/18	880	882
2.488% due 07/26/83 (Ê)	205	179	3.250% due 11/05/18	530	529

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 57

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.000% due 11/01/31	100	116	Apache Corp.
Altice US Finance I Corp.			3.250% due 04/15/22	20	20
5.375% due 07/15/23 (Þ)	210	208	5.100% due 09/01/40	90	94
Altria Group, Inc.			Apollo Management Holdings, LP
2.850% due 08/09/22	220	230	4.000% due 05/30/24 (Þ)	305	314
10.200% due 02/06/39	482	893	4.400% due 05/27/26 (Þ)	425	443
5.375% due 01/31/44	70	90	Apple, Inc.
Amazon.com, Inc.			0.887% due 05/03/18 (Ê)	1,680	1,684
4.950% due 12/05/44	375	456	1.474% due 02/22/19 (Ê)	591	599
American Airlines Pass-Through Trust			0.934% due 05/06/19 (Ê)	480	479
Series 2013-1 Class A			2.250% due 02/23/21	625	643
4.000% due 07/15/25	394	416
			4.650% due 02/23/46	510	576
Series 2013-2 Class A
4.950% due 01/15/23	399	434	Assurant, Inc.
			2.500% due 03/15/18	660	668
Series 2014-1 Class B
4.375% due 10/01/22	320	323	AT&T, Inc.
			1.400% due 12/01/17	300	300
Series A Class A
			1.577% due 11/27/18 (Ê)	150	151
5.250% due 01/31/21	229	247
American Axle & Manufacturing, Inc.			3.000% due 02/15/22	40	41
6.625% due 10/15/22	50	54	3.400% due 05/15/25	480	491
American Builders & Contractors Supply			4.350% due 06/15/45	100	97
Co., Inc.			4.750% due 05/15/46	585	600
5.750% due 12/15/23 (Þ)	50	52	AutoNation, Inc.
American Express Credit Corp.			4.500% due 10/01/25	870	919
Series F
2.600% due 09/14/20	870	899	Axiall Corp.
			4.875% due 05/15/23	390	401
American Honda Finance Corp.
0.800% due 07/14/17 (Ê)	1,500	1,500	BAC Capital Trust XIV
			Series G
0.966% due 12/11/17 (Ê)	100	100	4.000% due 09/29/49 (Ê)(ƒ)	70	52
American International Group, Inc.			Ball Corp.
6.400% due 12/15/20	920	1,082	5.250% due 07/01/25	110	115
3.750% due 07/10/25	150	153	Bank of America Corp.
Amgen, Inc.			5.750% due 12/01/17	140	148
3.625% due 05/22/24	10	11	5.000% due 05/13/21	230	258
4.400% due 05/01/45	200	208	4.250% due 10/22/26	170	176
4.663% due 06/15/51 (Þ)	10	10	4.875% due 04/01/44	290	330
Anadarko Petroleum Corp.			Series GMTN
4.850% due 03/15/21	100	106	6.400% due 08/28/17	200	211
5.550% due 03/15/26	40	44	2.625% due 04/19/21	540	548
6.450% due 09/15/36	1,837	2,117	3.300% due 01/11/23	360	371
4.500% due 07/15/44	440	404	3.500% due 04/19/26	1,745	1,803
Anheuser-Busch InBev Finance, Inc.			Series L
1.037% due 02/01/19 (Ê)	750	748	2.600% due 01/15/19	50	51
2.650% due 02/01/21	160	166	Series MTNL
3.300% due 02/01/23	250	263	5.650% due 05/01/18	310	332
3.650% due 02/01/26	1,469	1,573	Series X
4.700% due 02/01/36	1,315	1,479	6.250% due 09/29/49 (ƒ)	70	71
4.900% due 02/01/46	688	806	Bank of America NA
			Series BKNT
Anthem, Inc.			1.750% due 06/05/18	1,105	1,112
3.700% due 08/15/21	40	43
3.125% due 05/15/22	605	626	2.050% due 12/07/18	315	320
			Bank of Montreal

See accompanying notes which are an integral part of the financial statements.

58 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series YCD			5.375% due 05/01/25 (Þ)	110	112
1.211% due 12/08/17 (Ê)(~)	275	275	Celgene Corp.
1.207% due 12/11/17 (Ê)(~)	1,330	1,329	3.550% due 08/15/22	30	31
1.206% due 12/20/17 (Ê)(~)	300	300	3.875% due 08/15/25	395	422
Bank of New York Mellon Corp. (The)			5.000% due 08/15/45	70	77
2.500% due 04/15/21	530	549	CenterPoint Energy Resources Corp.
Barrick NA Finance LLC			6.125% due 11/01/17	50	53
5.700% due 05/30/41	30	31	Charter Communications Operating LLC
Baxalta, Inc.			/ Charter Communications Operating
			Capital
Series WI			4.464% due 07/23/22 (Þ)	530	570
2.875% due 06/23/20	250	254
Bear Stearns Cos. LLC (The)			6.384% due 10/23/35 (Þ)	485	574
7.250% due 02/01/18	195	213	6.484% due 10/23/45 (Þ)	560	669
Becton Dickinson and Co.			Chase Capital III
3.734% due 12/15/24	40	43	Series C
4.685% due 12/15/44	10	11	1.223% due 03/01/27 (Ê)	295	248
			Chesapeake Energy Corp.
Bellsouth Capital Funding Corp.			6.125% due 02/15/21	80	54
7.875% due 02/15/30	555	715
			Chevron Corp.
Berkshire Hathaway Energy Co.			0.796% due 11/15/17 (Ê)	280	279
6.500% due 09/15/37	50	69
Series WI			1.126% due 05/16/18 (Ê)	1,255	1,256
4.500% due 02/01/45	320	359	1.790% due 11/16/18	100	101
Berkshire Hathaway Finance Corp.			2.100% due 05/16/21	545	555
4.400% due 05/15/42	275	309	2.954% due 05/16/26	630	651
Berkshire Hathaway, Inc.			CHS/Community Health Systems, Inc.
2.200% due 03/15/21	305	315	8.000% due 11/15/19	1,680	1,645
3.125% due 03/15/26	350	367	Chubb INA Holdings, Inc.
Blue Cube Spinco, Inc.			2.300% due 11/03/20	350	360
10.000% due 10/15/25 (Þ)	1,255	1,450	2.875% due 11/03/22	370	387
BMW US Capital LLC			3.350% due 05/03/26	30	32
1.500% due 04/11/19 (Þ)	840	846	CIT Group, Inc.
Boardwalk Pipelines, LP			6.625% due 04/01/18 (Þ)	390	411
4.950% due 12/15/24	500	492	5.000% due 08/01/23	110	111
Boeing Co. (The)			Citigroup Capital III
4.875% due 02/15/20	100	112	7.625% due 12/01/36	500	639
Boston Properties, LP			Citigroup, Inc.
3.700% due 11/15/18	300	314	1.361% due 11/24/17 (Ê)	1,250	1,251
3.650% due 02/01/26	550	586	1.800% due 02/05/18	1,180	1,185
California Resources Corp.			2.150% due 07/30/18	1,300	1,316
Series WI
			4.450% due 09/29/27	1,310	1,349
6.000% due 11/15/24	100	49
Calpine Corp.			5.300% due 05/06/44	120	130
5.875% due 01/15/24 (Þ)	80	83	4.650% due 07/30/45	635	698
Capital One NA			Series P
2.350% due 08/17/18	610	619	5.950% due 12/31/49 (ƒ)	280	274
Series BKNT			Series T
1.650% due 02/05/18	645	646	6.250% due 12/29/49 (ƒ)	660	678
Cargill, Inc.			Clear Channel Worldwide Holdings, Inc.
6.000% due 11/27/17 (Þ)	750	800	Series B
CCO Holdings LLC / CCO Holdings			6.500% due 11/15/22	975	975
Capital Corp.			CME Group, Inc.
5.125% due 05/01/23 (Þ)	425	427	5.300% due 09/15/43	30	38

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 59

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Comcast Cable Communications
			4.420% due 06/15/21 (Þ)	575	591
Holdings, Inc.
9.455% due 11/15/22	60	86	5.450% due 06/15/23 (Þ)	1,210	1,255
Comcast Corp.			6.020% due 06/15/26 (Þ)	205	214
3.375% due 08/15/25	30	32	Discover Bank
6.400% due 03/01/40	100	140	2.000% due 02/21/18	500	502
			DISH DBS Corp.
Commonwealth Edison Co.			6.750% due 06/01/21	105	109
5.800% due 03/15/18	290	312
Compass Bank			7.750% due 07/01/26 (Þ)	30	31
Series BKNT			Series WI
6.400% due 10/01/17	835	875	5.875% due 11/15/24	230	214
Concho Resources, Inc.			Dollar Tree, Inc.
5.500% due 04/01/23	80	80	5.750% due 03/01/23 (Þ)	110	117
Constellation Brands, Inc.			Dominion Resources, Inc.
4.750% due 11/15/24	50	53	7.000% due 06/15/38	20	27
Continental Airlines Pass-Through Trust			Duke Energy Carolinas LLC
Series 00A1 Class A-1			5.300% due 02/15/40	30	38
8.048% due 11/01/20	170	185	4.000% due 09/30/42	600	646
Series 071A Class A			Duke Energy Progress LLC
5.983% due 04/19/22	201	225	4.100% due 03/15/43	310	339
Series 991A Class A			Duquesne Light Holdings, Inc.
6.545% due 02/02/19	113	120	6.400% due 09/15/20 (Þ)	500	575
Crestwood Midstream Partners, LP /			Dynegy, Inc.
Crestwood Midstream Finance Corp.
			5.875% due 06/01/23	58	51
6.125% due 03/01/22	60	56
			Eaton Corp.
Crown Castle Towers LLC
			2.750% due 11/02/22	150	154
3.222% due 05/15/22 (Þ)	650	676
CVS Health Corp.			4.150% due 11/02/42	40	43
			eBay, Inc.
2.750% due 12/01/22	90	93
			1.350% due 07/15/17	610	611
3.875% due 07/20/25	222	244
			0.834% due 07/28/17 (Ê)	830	826
2.875% due 06/01/26	405	414
			1.117% due 08/01/19 (Ê)	370	364
5.125% due 07/20/45	1,050	1,302
			Ecolab, Inc.
Daimler Finance NA LLC
			4.350% due 12/08/21	10	11
2.000% due 08/03/18 (Þ)	980	992
			El Paso Natural Gas Co. LLC
2.000% due 07/06/21	670	670
			7.500% due 11/15/26	100	109
DaVita HealthCare Partners, Inc.
5.000% due 05/01/25	330	327	Emera US Finance, LP
			2.700% due 06/15/21 (Þ)	125	127
DCP Midstream Operating, LP
			3.550% due 06/15/26 (Þ)	180	184
2.500% due 12/01/17	115	112
Delta Air Lines Pass-Through Trust			4.750% due 06/15/46 (Þ)	260	264
Series 071A Class A			Enbridge Energy Partners, LP
6.821% due 08/10/22	514	597	5.875% due 10/15/25	125	138
Series 2002-1 Class G-1			Energy Transfer Partners, LP
6.718% due 01/02/23	92	104	4.050% due 03/15/25	1,970	1,933
Devon Energy Corp.			6.050% due 06/01/41	315	307
3.250% due 05/15/22	110	107	3.654% due 11/01/66 (Ê)	1,380	828
5.850% due 12/15/25	749	826	Enterprise Products Operating LLC
5.000% due 06/15/45	80	75	3.700% due 02/15/26	550	572
Diageo Investment Corp.			Series B
2.875% due 05/11/22	90	95	7.034% due 01/15/68	370	390
Diamond 1 Finance Corp. / Diamond 2			EOG Resources, Inc.
Finance Corp			4.150% due 01/15/26	30	33
3.480% due 06/01/19 (Þ)	150	154	EP Energy LLC / Everest Acquisition
			Finance, Inc.

See accompanying notes which are an integral part of the financial statements.

60 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			General Electric Co.
6.375% due 06/15/23	90	54	5.250% due 12/06/17	190	201
Exelon Corp.			0.902% due 08/07/18 (Ê)	500	499
2.850% due 06/15/20	555	573	5.300% due 02/11/21	130	151
Express Scripts Holding Co.			1.013% due 05/05/26 (Ê)	525	493
3.000% due 07/15/23	735	736
			5.875% due 01/14/38	325	440
4.800% due 07/15/46	540	539
			4.500% due 03/11/44	430	496
Series 10YR
4.500% due 02/25/26	410	450	Series GMTN
			6.875% due 01/10/39	201	303
Exxon Mobil Corp.
0.803% due 03/15/19 (Ê)	800	795	Series NOTZ
			1.428% due 04/15/20 (Ê)	200	202
3.043% due 03/01/26	70	74	General Motors Co.
4.114% due 03/01/46	40	45	3.500% due 10/02/18	425	438
Farmers Exchange Capital			4.875% due 10/02/23	1,350	1,437
7.200% due 07/15/48 (Þ)	300	364
			6.600% due 04/01/36	210	241
Farmers Exchange Capital II
			6.250% due 10/02/43	20	22
6.151% due 11/01/53 (Þ)	630	663
			General Motors Financial Co., Inc.
Farmers Exchange Capital III
			4.375% due 09/25/21	20	21
5.454% due 10/15/54 (Þ)	600	579
			4.250% due 05/15/23	10	10
Fifth Series Third BKNT Bank			5.250% due 03/01/26	640	696
2.875% due 10/01/21	700	723	Georgia-Pacific LLC
First Data Corp.			8.875% due 05/15/31	575	921
5.375% due 08/15/23 (Þ)	260	264	Gilead Sciences, Inc.
5.000% due 01/15/24 (Þ)	250	251	2.550% due 09/01/20	540	561
FirstEnergy Corp.			3.650% due 03/01/26	150	163
Series A			4.750% due 03/01/46	160	182
2.750% due 03/15/18	30	30	Glencore Funding LLC
Series B			2.875% due 04/16/20 (Þ)	180	169
4.250% due 03/15/23	100	103	GLP Capital, LP / GLP Financing II, Inc.
Series C			5.375% due 11/01/23	80	84
7.375% due 11/15/31	280	348	Goldman Sachs Capital I
FirstEnergy Transmission LLC			6.345% due 02/15/34	905	1,064
5.450% due 07/15/44 (Þ)	250	272	Goldman Sachs Capital II
Florida East Coast Holdings Corp.			4.000% due 06/01/43 (Ê)(ƒ)	30	22
6.750% due 05/01/19 (Þ)	60	60	Goldman Sachs Group, Inc. (The)
Ford Motor Co.			6.150% due 04/01/18	400	431
4.750% due 01/15/43	150	159	2.625% due 04/25/21	470	477
Ford Motor Credit Co. LLC			5.250% due 07/27/21	280	316
2.551% due 10/05/18	1,060	1,079	3.850% due 07/08/24	150	159
5.875% due 08/02/21	200	229	4.250% due 10/21/25	180	186
Series FXD
			6.750% due 10/01/37	705	869
2.145% due 01/09/18	1,825	1,842
			6.250% due 02/01/41	160	207
Forest Laboratories LLC
			4.750% due 10/21/45	150	165
5.000% due 12/15/21 (Þ)	495	554
Freeport-McMoran Oil & Gas LLC / FCX			Series D
Oil & Gas, Inc.			6.000% due 06/15/20	150	171
6.875% due 02/15/23	20	19	Series GMTN
Freeport-McMoRan, Inc.			7.500% due 02/15/19	600	686
3.550% due 03/01/22	90	79	Goodyear Tire & Rubber Co. (The)
Fresenius Medical Care US Finance II,			5.125% due 11/15/23	110	114
Inc.
4.750% due 10/15/24 (Þ)	110	114	Great Plains Energy, Inc.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 61

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.292% due 06/15/22	390	436	2.600% due 12/09/20 (Þ)	315	325
Halliburton Co.			Janus Capital Group, Inc.
3.800% due 11/15/25	70	73	4.875% due 08/01/25	450	487
4.850% due 11/15/35	30	32	Jersey Central Power & Light Co.
Hanesbrands, Inc.			6.150% due 06/01/37	200	235
4.875% due 05/15/26 (Þ)	115	115	Johnson & Johnson
Harley-Davidson Financial Services, Inc.			0.943% due 03/01/19 (Ê)	200	201
2.250% due 01/15/19 (Þ)	300	306	JPMorgan Chase & Co.
Harris Corp.			1.538% due 01/25/18 (Ê)	250	251
1.999% due 04/27/18	445	447	2.750% due 06/23/20	440	453
5.054% due 04/27/45	30	34	4.250% due 10/15/20	300	327
HCA, Inc.			2.550% due 10/29/20	100	102
6.500% due 02/15/20	150	166	2.550% due 03/01/21	580	590
4.750% due 05/01/23	200	205	4.350% due 08/15/21	130	143
5.375% due 02/01/25	210	215	4.125% due 12/15/26	230	244
HCP, Inc.			4.250% due 10/01/27	365	386
4.250% due 11/15/23	845	877
			4.950% due 06/01/45	100	110
Series 7YR
4.000% due 12/01/22	200	208	JPMorgan Chase Bank NA
Healthcare Trust of America Holdings,			Series BKNT
LP			6.000% due 10/01/17	945	998
3.700% due 04/15/23	260	267	JPMorgan Chase Capital XIII
			Series M
Hewlett Packard Enterprise Co.			1.581% due 09/30/34 (Ê)	480	383
2.450% due 10/05/17 (Þ)	1,650	1,672
			JPMorgan Chase Capital XXI
6.200% due 10/15/35 (Þ)	635	642	Series U
Hexion, Inc.
			1.587% due 02/02/37 (Ê)	335	255
6.625% due 04/15/20	70	59
Hilton Worldwide Finance LLC / Hilton			JPMorgan Chase Capital XXIII
Worldwide Finance Corp.			1.626% due 05/15/47 (Ê)	545	403
Series WI			Kansas City Power & Light Co.
5.625% due 10/15/21	50	52	3.650% due 08/15/25	550	582
HSBC Bank USA NA			Kindred Healthcare, Inc.
Series BKNT			Series WI
5.875% due 11/01/34	475	565	8.750% due 01/15/23	60	59
HSBC Finance Corp.			KKR Group Finance Co. II LLC
6.676% due 01/15/21	100	112	5.500% due 02/01/43 (Þ)	10	10
Humana, Inc.			KKR Group Finance Co. III LLC
3.150% due 12/01/22	10	10	5.125% due 06/01/44 (Þ)	685	692
4.625% due 12/01/42	20	21	KLA-Tencor Corp.
Indiantown Cogeneration, LP			4.650% due 11/01/24	30	33
Series A-10			Kohl's Corp.
9.770% due 12/15/20 (Å)	81	89	5.550% due 07/17/45	415	387
Intel Corp.			Kraft Foods Group, Inc.
3.700% due 07/29/25	20	22	3.500% due 06/06/22	100	106
4.900% due 07/29/45	285	332	Kraft Heinz Foods Co.
International Business Machines Corp.			4.875% due 02/15/25 (Þ)	1,240	1,360
1.125% due 02/06/18	250	251	5.000% due 07/15/35 (Þ)	40	46
0.998% due 02/12/19 (Ê)	220	220	5.200% due 07/15/45 (Þ)	20	24
International Lease Finance Corp.			4.375% due 06/01/46 (Þ)	215	227
5.875% due 08/15/22	100	108	Kroger Co. (The)
IPALCO Enterprises, Inc.			5.150% due 08/01/43	20	24
5.000% due 05/01/18	500	523	L Brands, Inc.

Jackson National Life Global Funding
See accompanying notes which are an integral part of the financial statements.

62 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.625% due 10/15/23	50	54	Mylan NV
Land O' Lakes, Inc.			3.150% due 06/15/21 (Þ)	620	629
6.000% due 11/15/22 (Þ)	355	376	3.950% due 06/15/26 (Þ)	1,080	1,093
Level 3 Financing, Inc.			Mylan, Inc.
Series WI			2.550% due 03/28/19	700	709
5.625% due 02/01/23	105	106	Nationwide Mutual Insurance Co.
Lockheed Martin Corp.			2.943% due 12/15/24 (Ê)(Þ)	500	495
3.350% due 09/15/21	520	554	Navient Corp.
4.500% due 05/15/36	10	11	8.000% due 03/25/20	110	112
Series 10YR			NBCUniversal Media LLC
3.550% due 01/15/26	90	98	4.375% due 04/01/21	150	168
Manufacturers & Traders Trust Co.			NCL Corp., Ltd.
Series BKNT			4.625% due 11/15/20 (Þ)	60	60
1.400% due 07/25/17	780	781	Neiman Marcus Group, Ltd. LLC
Marathon Oil Corp.			8.750% due 10/15/21 (Þ)	80	61
3.850% due 06/01/25	940	864	Neptune Finco Corp.
McDonald's Corp.			6.625% due 10/15/25 (Þ)	220	231
2.100% due 12/07/18	470	481	Netflix, Inc.
3.700% due 01/30/26	60	65	5.875% due 02/15/25	60	63
Medtronic, Inc.			New York Life Global Funding
Series WI			1.450% due 12/15/17 (Þ)	645	649
3.500% due 03/15/25	150	164	Newell Brands, Inc.
Merck & Co., Inc.			3.150% due 04/01/21	20	21
0.986% due 05/18/18 (Ê)	3,185	3,199	3.850% due 04/01/23	1,120	1,188
2.750% due 02/10/25	40	42	4.200% due 04/01/26	40	43
MetLife, Inc.			NiSource Finance Corp.
6.400% due 12/15/36	100	107	6.400% due 03/15/18	58	63
10.750% due 08/01/39	700	1,088	Noble Energy, Inc.
Metropolitan Life Global Funding I			8.250% due 03/01/19	90	103
1.875% due 06/22/18 (Þ)	750	757	3.900% due 11/15/24	150	152
MGM Resorts International			5.250% due 11/15/43	10	10
6.000% due 03/15/23	80	84	Novartis Capital Corp.
Micron Technology, Inc.			4.000% due 11/20/45	225	256
5.500% due 02/01/25	130	111	NVR, Inc.
Microsoft Corp.			3.950% due 09/15/22	445	472
3.750% due 02/12/45	325	330	Occidental Petroleum Corp.
Mondelez International, Inc.			3.125% due 02/15/22	30	31
4.000% due 02/01/24	90	98
			3.400% due 04/15/26	50	53
Monongahela Power Co.
			4.625% due 06/15/45	30	33
4.100% due 04/15/24 (Þ)	265	291
			Oncor Electric Delivery Co. LLC
5.400% due 12/15/43 (Þ)	255	320
			6.800% due 09/01/18	550	611
Morgan Stanley
6.250% due 08/28/17	500	527	Oracle Corp.
			1.900% due 09/15/21	650	652
5.950% due 12/28/17	150	160
			2.400% due 09/15/23	395	396
5.625% due 09/23/19	275	305
			2.650% due 07/15/26	660	662
Series GMTN
2.500% due 04/21/21	815	823	Pacific Gas & Electric Co.
			6.050% due 03/01/34	100	133
3.875% due 01/27/26	550	584
			5.800% due 03/01/37	60	78
MPLX, LP
4.875% due 06/01/25 (Þ)	100	98	Panhandle Eastern Pipe Line Co., LP
			8.125% due 06/01/19	450	494
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Þ)	440	440	Pfizer, Inc.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 63

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.953% due 06/15/18 (Ê)	1,323	1,325	Spectrum Brands, Inc.
Pharmacia LLC			Series WI
6.500% due 12/01/18	240	270	5.750% due 07/15/25	50	52
Philip Morris International, Inc.			Sprint Capital Corp.
2.500% due 08/22/22	90	92	8.750% due 03/15/32	1,355	1,158
4.500% due 03/20/42	40	45	Sprint Communications, Inc.
Plains All American Pipeline, LP / PAA			9.000% due 11/15/18 (Þ)	290	309
Finance Corp.			State Street Corp.
4.650% due 10/15/25	535	540	4.956% due 03/15/18	150	157
Platform Specialty Products Corp.			TCW Group, Inc.
10.375% due 05/01/21 (Þ)	560	564	2.320% due 08/28/26	395	398
Pricoa Global Funding I			Teachers Insurance & Annuity
2.550% due 11/24/20 (Þ)	415	429	Association of America
Procter & Gamble Co. (The)			4.900% due 09/15/44 (Þ)	40	45
0.907% due 11/01/19 (Ê)	300	300	Tenet Healthcare Corp.
Progress Energy, Inc.			4.153% due 06/15/20 (Ê)	215	212
4.400% due 01/15/21	30	33	8.125% due 04/01/22	1,050	1,076
Protective Life Global Funding			Tennessee Gas Pipeline Co. LLC
2.700% due 11/25/20 (Þ)	310	321	8.375% due 06/15/32	200	227
Public Service Co. of New Mexico			Time Warner Cable, Inc.
7.950% due 05/15/18	260	290	4.125% due 02/15/21	150	159
3.850% due 08/01/25	300	321	Time Warner, Inc.
QEP Resources, Inc.			4.750% due 03/29/21	40	45
5.250% due 05/01/23	60	55	7.700% due 05/01/32	150	209
Quicken Loans, Inc.			T-Mobile USA, Inc.
5.750% due 05/01/25 (Þ)	60	58	6.731% due 04/28/22	300	315
QVC, Inc.			Toyota Motor Credit Corp.
4.375% due 03/15/23	660	664	Series MTN
Series WI			1.026% due 03/12/20 (Ê)	1,485	1,477
5.450% due 08/15/34	320	296	Transcontinental Gas Pipe Line Co. LLC
Range Resources Corp.			7.850% due 02/01/26 (Þ)	120	149
Series WI			Tyson Foods, Inc.
4.875% due 05/15/25	100	95	5.150% due 08/15/44	10	12
Rayonier AM Products, Inc.			Under Armour, Inc.
5.500% due 06/01/24 (Þ)	560	479	3.250% due 06/15/26	325	328
Regency Energy Partners, LP / Regency			Union Pacific Railroad Co. Pass-Through
Energy Finance Corp.			Trust
5.875% due 03/01/22	60	64	Series 2006-1
Reliance Standard Life Global Funding			5.866% due 07/02/30	145	170
II			United Rentals NA, Inc.
2.500% due 01/15/20 (Þ)	475	482	5.750% due 11/15/24	60	60
Reynolds American, Inc.			United Technologies Corp.
6.875% due 05/01/20	590	696	4.500% due 06/01/42	30	34
3.250% due 06/12/20	40	42	UnitedHealth Group, Inc.
5.850% due 08/15/45	190	243	1.900% due 07/16/18	560	570
SABMiller Holdings, Inc.			3.875% due 10/15/20	10	11
3.750% due 01/15/22 (Þ)	685	734	4.625% due 07/15/35	325	377
Schlumberger Holdings Corp.			5.700% due 10/15/40	60	77
4.000% due 12/21/25 (Þ)	435	468	Univision Communications, Inc.
SL Green Realty Corp.			5.125% due 05/15/23 (Þ)	100	99
7.750% due 03/15/20	325	380		60	59
			5.125% due 02/15/25 (Þ)
Southern Copper Corp.			US Airways Pass-Through Trust
5.250% due 11/08/42	140	124	Series 2011-1 Class A

See accompanying notes which are an integral part of the financial statements.

64 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.125% due 10/22/23	343	406	4.650% due 07/01/26	730	729
Series 2012-1 Class A			Whiting Petroleum Corp.
5.900% due 10/01/24	552	632	5.750% due 03/15/21	60	54
Series 2013-1 Class A			Williams Partners, LP
3.950% due 11/15/25	392	414	4.000% due 09/15/25	830	761
US Bank NA			5.100% due 09/15/45	490	420
1.218% due 01/29/18 (Ê)	500	501	WPX Energy, Inc.
Series BKNT			8.250% due 08/01/23	50	50
0.856% due 09/11/17 (Ê)	500	500	ZFS Finance USA Trust V
1.375% due 09/11/17	275	276	6.500% due 05/09/37 (Þ)	675	675
USF&G Capital III					179,909
8.312% due 07/01/46 (Þ)	560	750	International Debt - 5.6%
Verizon Communications, Inc.			1011778 BC ULC / New Red Finance,
			Inc.
2.406% due 09/14/18 (Ê)	100	102
			6.000% due 04/01/22 (Þ)	110	114
3.000% due 11/01/21	250	263	Actavis Funding SCS
5.150% due 09/15/23	580	676	3.450% due 03/15/22	40	42
6.400% due 09/15/33	80	102	3.800% due 03/15/25	60	63
6.550% due 09/15/43	80	108	4.550% due 03/15/35	200	206
Series WI
			4.750% due 03/15/45	505	531
4.862% due 08/21/46	250	273	AerCap Ireland Capital, Ltd. / AerCap
4.672% due 03/15/55	1,064	1,076	Global Aviation Trust
Viacom, Inc.			4.625% due 07/01/22	735	753
3.875% due 04/01/24	20	20	Altice Luxembourg SA
Visa, Inc.			7.750% due 05/15/22 (Þ)	700	707
3.150% due 12/14/25	170	182	America Movil SAB de CV
4.300% due 12/14/45	90	104	5.625% due 11/15/17	40	42
Wachovia Capital Trust III			ArcelorMittal
5.570% due 03/29/49 (Ê)(ƒ)	550	543	7.250% due 02/25/22	110	116
Walgreens Boots Alliance, Inc.			6.125% due 06/01/25	385	383
3.450% due 06/01/26	70	72	AstraZeneca PLC
4.800% due 11/18/44	350	377	2.375% due 11/16/20	385	395
Wal-Mart Stores, Inc.			3.375% due 11/16/25	200	210
6.200% due 04/15/38	10	14	Babson CLO, Ltd.
4.750% due 10/02/43	225	277	Series 2014-IA Class A1
Waste Management, Inc.			2.124% due 07/20/25 (Ê)(Þ)	470	468
3.500% due 05/15/24	40	43	Series 2014-IIA Class A
Wells Fargo & Co.			1.656% due 10/17/26 (Ê)(Þ)	130	129
2.500% due 03/04/21	400	410	Bank of Nova Scotia
			1.316% due 06/14/19 (Ê)	1,300	1,302
4.600% due 04/01/21	220	246
			Barclays PLC
3.000% due 04/22/26	715	729
			3.250% due 01/12/21	500	498
4.650% due 11/04/44	180	190
			3.650% due 03/16/25	225	216
Series GMTN
2.600% due 07/22/20	880	904	Barrick Gold Corp.
			4.100% due 05/01/23	413	436
4.300% due 07/22/27	290	313
			5.250% due 04/01/42	280	286
4.900% due 11/17/45	250	274	BHP Billiton Finance USA, Ltd.
Welltower, Inc.			3.250% due 11/21/21	120	127
4.950% due 01/15/21	365	404
			2.875% due 02/24/22	10	10
5.250% due 01/15/22	200	225
			5.000% due 09/30/43	40	46
West Corp.
			6.750% due 10/19/75 (Þ)	630	669
5.375% due 07/15/22 (Þ)	60	56
Western Gas Partners, LP			BNP Paribas SA

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 65

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.375% due 09/14/17	40	41	6.750% due 05/21/18 (Þ)	825	885
BP Capital Markets PLC			HSBC Bank PLC
3.245% due 05/06/22	10	10	7.650% due 05/01/25	225	278
3.119% due 05/04/26	120	123	HSBC Holdings PLC
Braskem Finance, Ltd.			2.950% due 05/25/21	265	268
6.450% due 02/03/24	225	227	3.900% due 05/25/26	490	504
Brazilian Government International Bond			Intelsat Jackson Holdings SA
2.625% due 01/05/23	1,820	1,659	7.250% due 04/01/19	1,100	803
5.625% due 01/07/41	150	146	Korea Electric Power Corp.
British Telecommunications PLC			5.125% due 04/23/34 (Þ)	60	73
9.375% due 12/15/30	30	46	Limerock CLO II, Ltd.
Canadian Oil Sands, Ltd.			Series 2014-2A Class A
7.750% due 05/15/19 (Þ)	450	499	2.133% due 04/18/26 (Ê)(Þ)	540	536
4.500% due 04/01/22 (Þ)	680	706	Macquarie Bank, Ltd.
CDP Financial, Inc.			1.266% due 10/27/17 (Ê)(Þ)	375	374
5.600% due 11/25/39 (Þ)	215	289	Magnetite XII, Ltd.
			Series 2015-12A Class A
Celulosa Arauco y Constitucion SA			2.128% due 04/15/27 (Ê)(Þ)	190	190
Series WI
4.750% due 01/11/22	40	43	Mallinckrodt International Finance SA
			4.750% due 04/15/23	70	57
4.500% due 08/01/24	1,130	1,177
			MEG Energy Corp.
Commonwealth Bank of Australia			7.000% due 03/31/24 (Þ)	70	54
5.000% due 10/15/19 (Þ)	30	33
Cooperatieve Rabobank UA			Mexico Government International Bond
			4.000% due 10/02/23	570	614
5.250% due 08/04/45	440	489
			6.050% due 01/11/40	120	151
11.000% due 06/29/49 (ƒ)(Þ)	529	631
Credit Suisse AG			5.550% due 01/21/45	290	347
1.750% due 01/29/18	755	756	National Bank of Canada
Credit Suisse Group Funding Guernsey,			Series BKNT
Ltd.			1.496% due 12/14/18 (Ê)	500	502
3.800% due 06/09/23 (Þ)	665	663	Noble Holding International, Ltd.
4.550% due 04/17/26 (Þ)	730	757	3.950% due 03/15/22	220	153
Dryden 37 Senior Loan Fund			6.950% due 04/01/25	210	167
Series 2015-37A Class A			Nokia OYJ
2.128% due 04/15/27 (Ê)(Þ)	540	539	6.625% due 05/15/39	770	814
Ecopetrol SA			Nordea Bank AB
5.375% due 06/26/26	60	58	2.250% due 05/27/21 (Þ)	515	522
5.875% due 05/28/45	100	87	Numericable-SFR SA
Emera, Inc.			7.375% due 05/01/26 (Þ)	430	425
Series 16-A			Pernod Ricard SA
6.750% due 06/15/76	690	700	4.450% due 01/15/22 (Þ)	150	165
Ensco PLC			Perrigo Co. PLC
4.700% due 03/15/21	1,140	947	2.300% due 11/08/18	595	600
5.750% due 10/01/44	515	309	Perrigo Finance Unlimited Co.
GE Capital International Funding Co.			4.375% due 03/15/26	340	354
Unlimited Co.
4.418% due 11/15/35 (Þ)	615	690	Peruvian Government International Bond
			6.550% due 03/14/37	90	121
GlaxoSmithKline Capital PLC
			5.625% due 11/18/50	80	99
2.850% due 05/08/22	60	63
			Petrobras Global Finance BV
Global SC Finance II SRL			5.750% due 01/20/20	30	29
Series 2014-1A Class A2
3.090% due 07/17/29 (Þ)	331	315	5.375% due 01/27/21	320	293
HBOS PLC			6.250% due 03/17/24	80	71
Series GMTN			Petroleos de Venezuela SA

See accompanying notes which are an integral part of the financial statements.

66 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.375% due 04/12/27	295	103	4.375% due 05/11/45	450	489
Series REGS			Sirius International Group, Ltd.
6.000% due 11/15/26	2,360	823	7.506% due 05/29/49 (ƒ)(Þ)	365	366
Petroleos Mexicanos			Sky PLC
4.875% due 01/24/22	270	276	6.100% due 02/15/18 (Þ)	505	540
3.500% due 01/30/23	80	75	South Africa Government International
			Bond
4.875% due 01/18/24	40	41
			4.665% due 01/17/24	100	103
6.875% due 08/04/26 (Þ)	460	514	Southern Copper Corp.
6.625% due 06/15/35	160	165	6.750% due 04/16/40	10	10
5.500% due 06/27/44	20	18	Standard Chartered PLC
6.375% due 01/23/45	100	101	5.700% due 03/26/44 (Þ)	200	203
Series REGS			Statoil ASA
6.875% due 08/04/26	30	34	3.125% due 08/17/17	20	20
Series WI			Suncor Energy, Inc.
4.500% due 01/23/26	415	399	5.950% due 12/01/34	441	520
5.625% due 01/23/46	795	725	Telefonica Emisiones SAU
Philippine Government International			5.134% due 04/27/20	40	44
Bond			Toronto-Dominion Bank (The)
4.200% due 01/21/24	280	320	1.475% due 01/22/19 (Ê)	1,075	1,082
Poland Government International Bond
			2.125% due 04/07/21	555	565
5.125% due 04/21/21	160	180	Total Capital SA
Province of Ontario Canada
			2.125% due 08/10/18	330	337
1.650% due 09/27/19	600	608	Trade MAPS 1, Ltd.
Province of Quebec Canada			Series 2013-1A Class A
0.910% due 09/04/18 (Ê)	700	698	1.124% due 12/10/18 (Ê)(Þ)	640	637
Qatar Government International Bond			Transocean, Inc.
3.250% due 06/02/26 (Þ)	210	214	3.750% due 10/15/17	984	991
4.625% due 06/02/46 (Þ)	665	723	6.800% due 03/15/38	270	176
Rio Tinto Finance USA, Ltd.			Turkey Government International Bond
3.750% due 09/20/21	70	75	5.750% due 03/22/24	230	256
Royal Bank of Canada			Tyco Electronics Group SA
Series GMTN
			6.550% due 10/01/17	450	478
4.650% due 01/27/26	755	808	UBS AG
Royal Bank of Scotland Group PLC			Series GMTN
6.400% due 10/21/19	180	199	1.800% due 03/26/18	1,390	1,403
6.125% due 12/15/22	70	73	UBS Group Funding Jersey, Ltd.
5.125% due 05/28/24	220	215	4.125% due 04/15/26 (Þ)	425	442
Royal Bank of Scotland NV			Vale Overseas, Ltd.
4.650% due 06/04/18	30	31	6.875% due 11/21/36	100	91
Russian Foreign Bond - Eurobond			Valeant Pharmaceuticals International,
7.500% due 03/31/30 (Þ)	28	34	Inc.
Series REGS			5.875% due 05/15/23 (Þ)	110	89
7.500% due 03/31/30	57	69	6.125% due 04/15/25 (Þ)	365	293
Schlumberger Norge AS			Validus Holdings, Ltd.
4.200% due 01/15/21 (Þ)	70	76	8.875% due 01/26/40	275	378
Seagate HDD Cayman			Voya CLO Ltd.
4.750% due 06/01/23	580	490	Series 2014-4A Class A1
Shell International Finance BV			1.733% due 10/14/26 (Ê)(Þ)	310	309
1.210% due 11/10/18 (Ê)	1,000	1,000	Yara International ASA
			3.800% due 06/06/26 (Þ)	920	952
4.375% due 03/25/20	10	11
					49,922
2.875% due 05/10/26	835	849	Loan Agreements - 0.2%

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 67

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Avago Technologies Cayman Finance,			BCAP LLC Trust
Ltd. 1st Lien Term Loan B1
4.250% due 02/01/23 (Ê)	474	474	Series 2009-RR11 Class 7A1	101	100
			2.551% due 02/26/36 (Ê)(Þ)
MacDermid, Inc. 1st Lien Term Loan
5.500% due 06/07/20 (Ê)	601	593	Series 2010-RR7 Class 3A1	264	261
Sungard Availability Services Capital,			2.538% due 08/26/35 (Ê)(Þ)
Inc. Term 1st Lien Term Loan B			Series 2011-R11 Class 15A1
6.000% due 03/31/19 (Ê)	393	344	2.739% due 10/26/33 (Ê)(Þ)	220	221
T-Mobile USA, Inc. 1st Lien Term Loan			Series 2011-R11 Class 20A5
B			2.736% due 03/26/35 (Ê)(Þ)	122	121
3.500% due 11/09/22 (Ê)	473	474	Bear Stearns Adjustable Rate Mortgage
		1,885	Trust
Mortgage-Backed Securities - 19.8%			Series 2003-8 Class 4A1
1345 Avenue of the Americas & Park			2.887% due 01/25/34 (Ê)	91	91
Avenue Plaza Trust			Series 2004-5 Class 2A
Series 2005-1 Class A3			3.174% due 07/25/34 (Ê)	354	353
5.278% due 08/10/35 (Þ)	185	220	Series 2004-9 Class 22A1
225 Liberty Street Trust			3.226% due 11/25/34 (Ê)	17	16
Series 2016-225L Class A
3.597% due 02/10/36 (Þ)	205	222	Series 2005-2 Class A1
			3.090% due 03/25/35 (Ê)	240	240
Adjustable Rate Mortgage Trust			Bear Stearns Commercial Mortgage
Series 2007-1 Class 1A1			Securities Trust
2.709% due 03/25/37 (Ê)	566	462	Series 2006-PW12 Class C
American Home Mortgage Investment			6.079% due 09/11/38 (Þ)	259	259
Trust			BHMS Mortgage Trust
Series 2004-4 Class 4A
2.905% due 02/25/45 (Ê)	34	34	Series 2014-ATLS Class AFL
			1.937% due 07/05/33 (Ê)(Þ)	180	177
Series 2007-4 Class A2
0.360% due 08/25/37 (Ê)	4	4	Series 2014-ATLS Class BFX
BAMLL Commercial Mortgage Securities			4.241% due 07/05/33 (Þ)	500	503
Trust			CD Commercial Mortgage Trust
Series 2014-520M Class A			Series 2006-CD2 Class AM
4.185% due 08/15/46 (Þ)	200	223	5.531% due 01/15/46	2	2
Banc of America Commercial Mortgage			CFCRE Commercial Mortgage Trust
Trust			Series 2011-C2 Class C
Series 2007-2 Class AM			5.760% due 12/15/47 (Þ)	195	215
5.649% due 04/10/49	210	216	Series 2016-C3 Class A3
Banc of America Funding Trust			3.865% due 01/10/48	1,150	1,270
Series 2006-3 Class 5A3
5.500% due 03/25/36	454	421	Series 2016-C4 Class A4	250	263
			3.283% due 05/10/58
Series 2006-3 Class 5A8
5.500% due 03/25/36	121	113	CGCMT Trust
Banc of America Merrill Lynch			Series 2009-RR1 Class MA4A
Commercial Mortgage, Inc.			5.485% due 03/17/51 (Þ)	300	304
Series 2008-1 Class A4			CHL Mortgage Pass-Through Trust
6.433% due 02/10/51	418	440	Series 2004-22 Class A3
Banc of America Mortgage Securities,			2.643% due 11/25/34 (Ê)	64	60
Inc.			Series 2004-HYB9 Class 1A1
Series 2004-1 Class 5A1			2.600% due 02/20/35 (Ê)	87	86
6.500% due 09/25/33	2	2	Series 2005-3 Class 1A2
Series 2004-11 Class 2A1			0.511% due 04/25/35 (Ê)	12	10
5.750% due 01/25/35	34	34	Series 2007-HY5 Class 1A1
Series 2005-H Class 2A5			2.646% due 09/25/47 (Ê)	843	697
2.691% due 09/25/35 (Ê)	102	93	Citigroup Commercial Mortgage Trust
Banc of America Re-REMIC Trust			Series 2013-375P Class A
Series 2010-UB5 Class A4A			3.251% due 05/10/35 (Þ)	205	218
5.649% due 02/17/51 (Þ)	533	537	Citigroup Mortgage Loan Trust, Inc.

See accompanying notes which are an integral part of the financial statements.

68 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-11 Class A2A			5.500% due 2020	11	12
2.730% due 10/25/35 (Ê)	17	16	4.250% due 2021	395	441
Series 2007-AR8 Class 2A1A			4.298% due 2021	626	692
2.685% due 07/25/37 (Ê)	290	272
			5.500% due 2022	59	64
Commercial Mortgage Trust
Series 2005-LP5 Class D			2.500% due 2024	805	836
4.738% due 05/10/43	48	48	4.000% due 2025	272	290
Series 2013-300P Class A1			4.500% due 2025	570	613
4.353% due 08/10/30 (Þ)	195	221	3.100% due 2026	275	297
Series 2013-CR7 Class A1			3.190% due 2026	372	400
0.716% due 03/10/46	314	313	3.400% due 2026	362	398
Series 2013-CR13 Class A1			4.000% due 2026	300	314
1.259% due 11/10/18	564	565	6.000% due 2026	70	80
Series 2014-277P Class A
			2.640% due 2027	420	437
3.732% due 08/10/49 (Þ)	205	223
			2.660% due 2027	395	410
Series 2014-UBS4 Class A1
			6.000% due 2027	42	48
1.309% due 08/10/47	230	230
Series 2015-3BP Class A			3.050% due 2028	425	455
3.178% due 02/10/35 (Þ)	210	221	3.630% due 2029	347	386
Series 2016-787S Class A			3.320% due 2030	386	420
3.545% due 02/10/36 (Þ)	205	222	3.360% due 2030	397	433
Credit Suisse Commercial Mortgage
Trust			3.500% due 2030	231	245
Series 2006-C5 Class A1A			3.030% due 2031	418	443
5.297% due 12/15/39	1,022	1,028	6.000% due 2032	47	54
Series 2007-C1 Class A3			3.000% due 2033	1,561	1,645
5.383% due 02/15/40	74	75	3.500% due 2033	1,271	1,352
Credit Suisse First Boston Mortgage
Securities Corp.			5.000% due 2033	11	12
Series 2005-9 Class 2A1			6.150% due 2033(Ê)	76	89
5.500% due 10/25/35	143	131	3.500% due 2034	265	282
Series 2005-C3 Class AJ			5.000% due 2034	16	17
4.771% due 07/15/37	1	1	5.500% due 2034	32	35
Series 2005-C3 Class B			4.500% due 2035	790	866
4.882% due 07/15/37	265	265	5.500% due 2037	295	330
CSMC Mortgage-Backed Trust
			5.500% due 2038	938	1,069
Series 2007-2 Class 3A4
			6.000% due 2039	95	109
5.500% due 03/25/37	401	363
Series 2007-5 Class 8A2			4.000% due 2040	456	502
6.000% due 10/25/24	759	782	5.500% due 2040	1,140	1,295
Series 2011-4R Class 5A1			6.000% due 2040	271	310
2.615% due 05/27/36 (Þ)	159	158	4.000% due 2041	823	900
Series 2014-USA Class A2			6.000% due 2041	298	341
3.953% due 09/15/37 (Þ)	545	596	3.000% due 2042	867	908
DBCCRE Mortgage Trust			3.500% due 2042	1,015	1,082
Series 2014-ARCP Class A
			3.500% due 2043	1,643	1,752
4.238% due 01/10/34 (Þ)	270	295
Series 2014-ARCPClass C			4.000% due 2044	1,469	1,613
5.099% due 01/10/34 (Þ)	575	603	3.500% due 2045	6,064	6,414
DBUBS Mortgage Trust			3.500% due 2046	3,751	3,961
Series 2011-LC1A Class A1			4.000% due 2046	2,501	2,714
3.742% due 11/10/46 (Þ)	13	13	4.500% due 2046	795	893
Fannie Mae			15 Year TBA(Ï)
3.950% due 2020	405	442	2.500%	3,300	3,412

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 69

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
30 Year TBA(Ï)			Series 2014-M1 Class A1
3.000%	7,275	7,541	2.325% due 07/25/23	194	200
3.500%	6,885	7,259	Series 2014-M13 Class AB2
4.000%	3,435	3,680	2.951% due 08/25/24	510	540
4.500%	5,295	5,778	Series 2014-M13 Class ASQ2
			1.637% due 11/25/17	2,040	2,051
5.000%	230	255
			Series 2015-M1 Class ASQ2
Series 2003-343 Class 6			1.626% due 02/25/18	1,301	1,311
Interest Only STRIP
5.000% due 10/25/33	34	6	Series 2015-M7 Class ASQ1
Series 2003-345 Class 18			0.882% due 04/25/18	708	709
Interest Only STRIP			Series 2015-M7 Class ASQ2
4.500% due 12/25/18	27	1	1.550% due 04/25/18	465	469
Series 2003-345 Class 19			Series 2015-M11 Class A1
Interest Only STRIP			2.097% due 04/25/25	734	753
4.500% due 01/25/19	29	1	Series 2015-M15 Class ASQ1
Series 2005-365 Class 12			0.849% due 01/25/19	1,676	1,676
Interest Only STRIP			Series 2016-M2 Class ABV2
5.500% due 12/25/35	90	15	2.131% due 01/25/23	660	665
Series 2006-369 Class 8			Series 2016-M3 Class ASQ2
Interest Only STRIP			2.263% due 02/25/23	895	923
5.500% due 04/25/36	14	3	Series 2016-M6 Class AB2
Fannie Mae Grantor Trust			2.395% due 05/25/26	860	870
Series 2001-T4 Class A1			FDIC Trust
7.500% due 07/25/41	329	407	Series 2010-R1 Class A
Fannie Mae REMIC Trust			2.184% due 05/25/50 (Þ)	572	572
Series 2004-W5 Class A1			Series 2011-R1 Class A
6.000% due 02/25/47	239	273	2.672% due 07/25/26 (Þ)	238	243
Fannie Mae REMICS			Federal Home Loan Mortgage Corp.
Series 1999-56 Class Z			Multifamily Structured Pass-Through
7.000% due 12/18/29	18	21	Certificates
Series 2003-35 Class FY			Series 2011-K702 Class X1
			Interest Only STRIP
0.570% due 05/25/18 (Ê)	14	14
			1.452% due 02/25/18	5,936	119
Series 2005-24 Class ZE
			Series 2015-KF12 Class A
5.000% due 04/25/35	379	423
			1.125% due 09/25/22 (Ê)	612	613
Series 2005-110 Class MB
			Series 2016-KF15 Class A
5.500% due 09/25/35	42	45
			1.107% due 02/25/23 (Ê)	2,415	2,425
Series 2009-39 Class LB
			Series 2016-KF17 Class A
4.500% due 06/25/29	243	264
			0.950% due 03/25/23 (Ê)	1,535	1,533
Series 2009-96 Class DB
			Series 2016-KIR1 Class A2
4.000% due 11/25/29	300	322
			2.849% due 03/25/26	160	169
Series 2010-95 Class S
			Series 2016-KJ04 Class A2
6.147% due 09/25/40 (Ê)	859	188
			2.131% due 01/25/21	985	1,014
Series 2012-55 Class PC			Federal Home Loan Mortgage Corp.
3.500% due 05/25/42	700	762	Structured Pass-Through Securities
Series 2013-111 Class PL			Series 2003-56 Class A5
2.000% due 12/25/42	570	551	5.231% due 05/25/43	275	310
Fannie Mae-Aces			First Horizon Mortgage Pass-Through
Series 2012-M8 Class ASQ2			Trust
			Series 2005-AR4 Class 2A1
1.520% due 12/25/19	1,123	1,130
Series 2012-M13 Class ASQ2			2.562% due 10/25/35 (Ê)	515	422
			Series 2006-2 Class 1A3
1.246% due 08/25/17	1,308	1,311
Series 2013-M4 Class ASQ2			6.000% due 08/25/36	448	419
			Freddie Mac
1.451% due 02/25/18	485	488

See accompanying notes which are an integral part of the financial statements.

70 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2030	192	204	Interest Only STRIP
3.000% due 2031	440	462	6.613% due 05/16/37 (Ê)	889	193
5.500% due 2037	163	180	Series 2010-H03 Class HI
			Interest Only STRIP
5.500% due 2038	610	701
			1.474% due 03/20/60	5,572	220
6.000% due 2038	154	175	Series 2010-H04 Class BI
5.000% due 2040	429	474	Interest Only STRIP
4.000% due 2041	1,927	2,119	1.406% due 04/20/60	1,078	49
4.500% due 2041	432	474	Series 2010-H12 Class PT
5.500% due 2041	440	497	5.470% due 11/20/59	264	270
3.000% due 2042	270	280	Series 2010-H22 Class JI
			Interest Only STRIP
3.500% due 2043	1,414	1,515
			2.505% due 11/20/60	1,948	129
4.000% due 2044	946	1,029
			Series 2011-H02 Class BI
3.500% due 2045	2,595	2,773	Interest Only STRIP
4.000% due 2045	2,266	2,443	0.418% due 02/20/61	7,732	96
3.000% due 2046	3,192	3,313	Ginnie Mae I
3.500% due 2046	8,791	9,289	2.140% due 2023	577	591
4.000% due 2046	3,764	4,051	Ginnie Mae II
Freddie Mac Reference REMIC			1.750% due 2040(Ê)	60	62
Series 2006-R006 Class ZA			2.000% due 2040(Ê)	229	238
6.000% due 04/15/36	542	623	3.000% due 2040(Ê)	217	223
Series 2006-R007 Class ZA			3.500% due 2040(Ê)	41	43
6.000% due 05/15/36	458	523
			5.500% due 2043	694	767
Freddie Mac REMICS
Series 2003-2624 Class QH			3.000% due 2046	1,993	2,087
5.000% due 06/15/33	144	161	3.500% due 2046	1,932	2,054
Series 2007-3335 Class FT			5.294% due 2060	409	432
0.347% due 08/15/19 (Ê)	24	23	4.810% due 2061	909	953
Series 2009-3569 Class NY			5.245% due 2061	526	564
5.000% due 08/15/39	1,400	1,609	4.564% due 2062	1,130	1,211
Series 2010-3632 Class PK			4.626% due 2062	349	372
5.000% due 02/15/40	302	336	4.652% due 2063	78	87
Series 2010-3653 Class B
			4.661% due 2063	28	31
4.500% due 04/15/30	420	464
			4.732% due 2063	182	194
Series 2010-3704 Class DC
			4.683% due 2064	643	676
4.000% due 11/15/36	303	324
Series 2012-4010 Class KM			4.793% due 2064	346	366
3.000% due 01/15/42	219	230	30 Year TBA(Ï)
Series 2013-4233 Class MD			3.500%	1,845	1,958
1.750% due 03/15/25	348	350	GMACM Mortgage Loan Trust
			Series 2005-AR2 Class 4A
Freddie Mac Strips			3.425% due 05/25/35 (Ê)	157	144
Series 2012-271 Class 30
3.000% due 08/15/42	1,340	1,396	GS Mortgage Securities Corp. II
			Series 2011-GC5 Class A4
FREMF Mortgage Trust			3.707% due 08/10/44	735	799
Series 2012-K705 Class B
4.161% due 09/25/44 (Þ)	217	225	GS Mortgage Securities Trust
			Series 2013-GC12 Class A1
Series 2013-K24 Class B			0.742% due 06/10/46	120	120
3.502% due 11/25/45 (Þ)	360	373
			Series 2013-GC16 Class A1
Series 2015-K721 Class B			1.264% due 11/10/46	50	50
3.681% due 11/25/47 (Þ)	755	719
Ginnie Mae			GSMPS Mortgage Loan Trust
Series 2007-26 Class SD			Series 2006-RP1 Class 1A2

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 71

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 01/25/36 (Þ)	318	341	2.789% due 02/25/36 (Ê)	37	36
GSR Mortgage Loan Trust			Series 2007-HF2 Class A1
Series 2005-AR7 Class 6A1			0.480% due 09/25/37 (Ê)	321	287
2.842% due 11/25/35 (Ê)	35	34	Mastr Alternative Loan Trust
HarborView Mortgage Loan Trust			Series 2003-4 Class B1
Series 2005-4 Class 3A1			5.941% due 06/25/33	49	44
2.744% due 07/19/35 (Ê)	66	57	Series 2004-10 Class 5A6
IndyMac INDA Mortgage Loan Trust			5.750% due 09/25/34	30	31
Series 2006-AR41 Class A3			Merrill Lynch Mortgage Trust
0.350% due 02/25/37 (Ê)	772	536	Series 2005-A10 Class A
JPMorgan Alternative Loan Trust			0.656% due 02/25/36 (Ê)	43	39
Series 2006-A2 Class 3A1			Series 2006-C2 Class AM
2.585% due 05/25/36 (Ê)	787	599	5.782% due 08/12/43	493	492
JPMorgan Chase Commercial Mortgage
			Series 2008-C1 Class A4
Securities Trust			5.690% due 02/12/51	243	254
Series 2004-LN2 Class B			Morgan Stanley Bank of America Merrill
5.282% due 07/15/41	150	149	Lynch Trust
Series 2005-CB12 Class AJ			Series 2013-C7 Class A1
4.987% due 09/12/37	280	281	0.738% due 02/15/46	33	33
Series 2007-LDPX Class A3			Series 2015-C24 Class A4
5.420% due 01/15/49	628	638	3.732% due 05/15/48	835	915
Series 2007-LDPX Class AM			Series 2015-C24 Class C
5.464% due 01/15/49	855	841	4.499% due 05/15/48	75	70
Series 2011-C3 Class A2			Series 2015-C26 Class A3
3.673% due 02/15/46 (Þ)	6	6	3.211% due 11/15/48	875	913
Series 2015-FL7 Class A			Morgan Stanley Capital I Trust
1.683% due 05/15/28 (Ê)(Þ)	228	226	Series 2005-IQ10 Class B
Series 2015-SGP Class C			6.272% due 09/15/42	1	1
3.933% due 07/15/36 (Ê)(Þ)	880	874	Series 2007-IQ14 Class A1A
Series 2016-ATRM Class B			5.665% due 04/15/49	319	328
3.969% due 10/05/28 (Þ)	485	495	Series 2011-C1 Class A3
JPMorgan Mortgage Trust			4.700% due 09/15/47 (Þ)	944	1,009
Series 2004-A2 Class 3A1			Series 2011-C3 Class A2
2.315% due 05/25/34 (Ê)	25	24	3.224% due 07/15/49	51	51
Series 2005-A1 Class 6T1			Series 2011-C3 Class A4
2.873% due 02/25/35 (Ê)	9	8	4.118% due 07/15/49	115	127
Series 2005-A5 Class TA1			Series 2012-C4 Class A2
5.172% due 08/25/35 (Ê)	60	59	2.111% due 03/15/45	128	128
Series 2005-A8 Class 1A1			MSBAM Commercial Mortgage
2.668% due 11/25/35 (Ê)	511	480	Securities Trust
Series 2005-S3 Class 1A2			Series 2012-CKSV Class A2
5.750% due 01/25/36	24	21	3.277% due 10/15/30 (Þ)	190	197
Series 2006-A6 Class 1A2			MSCG Trust
			Series 2015-ALDR Class A2
2.678% due 10/25/36 (Ê)	96	86
Series 2006-A7 Class 2A4R			3.577% due 06/07/35 (Þ)	255	270
			Prime Mortgage Trust
2.695% due 01/25/37 (Ê)	730	644
			Series 2004-CL1 Class 1A2
LB Commercial Mortgage Trust
Series 2007-C3 Class AM			0.621% due 02/25/34 (Ê)	5	5
			RBS Commercial Funding, Inc. Trust
5.900% due 07/15/44	920	949
			Series 2013-GSP Class A
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class F			3.961% due 01/13/32 (Þ)	200	220
			RBSCF Trust
5.350% due 11/15/40	405	402
			Series 2010-RR3 Class MSCA
Mastr Adjustable Rate Mortgages Trust
Series 2006-2 Class 4A1			6.114% due 06/16/49 (Þ)	60	61

See accompanying notes which are an integral part of the financial statements.

72 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2010-RR4 Class CMLA			Series 2006-AR6 Class 7A1
6.040% due 12/16/49 (Þ)	107	109	5.015% due 03/25/36 (Ê)		247	243
RBSSP Resecuritization Trust			Series 2006-AR10 Class 4A1
Series 2010-3 Class 9A1			2.610% due 07/25/36 (Ê)		23	22
5.500% due 02/26/35 (Þ)	138	140	Series 2007-8 Class 1A16
Residential Asset Securitization Trust			6.000% due 07/25/37		56	55
Series 2003-A15 Class 1A2			WF-RBS Commercial Mortgage Trust
0.620% due 02/25/34 (Ê)	38	34	Series 2011-C5 Class A4
RFMSI Trust			3.667% due 11/15/44		545	591
Series 2006-SA4 Class 2A1			Series 2012-C9 Class A1
3.459% due 11/25/36 (Ê)	145	126	0.673% due 11/15/45		32	32
Rialto Capital Management LLC			Series 2013-C14 Class A1
Series 2014-LT5 Class A			0.836% due 06/15/46		145	145
2.850% due 05/15/24 (Þ)	21	21	Series 2014-C19 Class A3
RREF LLC			3.660% due 03/15/47		500	537
Series 2014-LT6 Class A
						176,387
2.750% due 09/15/24 (Þ)	26	26	Municipal Bonds - 0.5%
Series 2015-LT7 Class A			City of New York New York General
3.000% due 12/25/32 (Þ)	382	382	Obligation Unlimited
Structured Adjustable Rate Mortgage			6.646% due 12/01/31		250	301
Loan Trust
			6.246% due 06/01/35		1,100	1,268
Series 2004-12 Class 2A			Municipal Electric Authority of Georgia
2.421% due 09/25/34 (Ê)	629	618	Revenue Bonds
Structured Asset Mortgage Investments
			6.637% due 04/01/57		750	1,003
II Trust
Series 2004-AR8 Class A1			7.055% due 04/01/57		600	737
			New York City Water & Sewer System
0.844% due 05/19/35 (Ê)	182	174	Revenue Bonds
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates			5.375% due 06/15/43		525	620
Series 2003-34A Class 5A4			University of California Revenue Bonds
2.937% due 11/25/33 (Ê)	355	358	6.270% due 05/15/31		400	448
UBS Commercial Mortgage Trust						4,377
Series 2012-C1 Class A3			Non-US Bonds - 3.6%
3.400% due 05/10/45	1,025	1,100	Australia Government Bond
Wachovia Bank Commercial Mortgage			Series 126
Trust			4.500% due 04/15/20	AUD	1,950	1,611
Series 2006-C26 Class AM			Series 133
6.211% due 06/15/45	725	724	5.500% due 04/21/23	AUD	780	718
Series 2007-C31 Class AM			Series 140
5.591% due 04/15/47	500	511	4.500% due 04/21/33	AUD	1,370	1,321
Washington Mutual Mortgage Pass-
Through Certificates Trust			Brazil Notas do Tesouro Nacional Serie B
Series 2003-AR7 Class A7			Series NTNB
2.299% due 08/25/33 (Ê)	139	139	6.000% due 05/15/45	BRL	354	319
Series 2005-AR13 Class A1A1			Brazil Notas do Tesouro Nacional Serie F
			Series NTNF
0.511% due 10/25/45 (Ê)	14	13
Series 2007-HY2 Class 2A3			10.000% due 01/01/21	BRL	820	238
1.755% due 04/25/37 (Ê)	576	425	10.000% due 01/01/23	BRL	3,135	893
Wells Fargo Mortgage Backed Securities			10.000% due 01/01/25	BRL	3,580	1,001
Trust			Colombian Titulos de Tesoreria
Series 2004-P Class 2A1			Series B
2.626% due 09/25/34 (Ê)	175	175	10.000% due 07/24/24	COP	6,951,000	2,767
Series 2006-2 Class 2A3			6.000% due 04/28/28	COP	584,600	175
5.500% due 03/25/36	52	51	Ireland Government Bond
Series 2006-AR2 Class 2A1			5.400% due 03/13/25	EUR	1,220	1,920
2.843% due 03/25/36	76	75	Malaysia Government Bond

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 73

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 0111				5.500% due 06/21/21	AUD	2,068	1,797
4.160% due 07/15/21	MYR	190	49	Singapore Government Bond
Series 0114				2.000% due 07/01/20	SGD	310	236
4.181% due 07/15/24	MYR	1,560	399	3.125% due 09/01/22	SGD	390	315
Series 0115				3.000% due 09/01/24	SGD	390	315
3.955% due 09/15/25	MYR	2,020	506	2.375% due 06/01/25	SGD	350	271
Series 0215				South Africa Government Bond
3.795% due 09/30/22	MYR	1,610	402	Series R186
Series 0314				10.500% due 12/21/26	ZAR	4,640	350
4.048% due 09/30/21	MYR	780	199	Series R203
Series 0315				8.250% due 09/15/17	ZAR	4,960	339
3.659% due 10/15/20	MYR	1,634	410	Series R209
Series 0414				6.250% due 03/31/36	ZAR	7,450	364
3.654% due 10/31/19	MYR	1,350	339	Series R214
Series 0512				6.500% due 02/28/41	ZAR	17,150	825
3.314% due 10/31/17	MYR	590	147				32,020
Series 0515				United States Government Agencies - 0.4%
3.759% due 03/15/19	MYR	910	229	Fannie Mae
Mexican Bonos				Series 2
Series M 20				0.468% due 07/20/17 (Ê)		2,175	2,174
7.500% due 06/03/27	MXN	13,652	835	Federal Home Loan Banks
Series M 30				1.250% due 06/28/30		1,080	1,083
10.000% due 11/20/36	MXN	21,549	1,656				3,257
8.500% due 11/18/38	MXN	2,410	164	United States Government Treasuries - 18.3%
Series M				United States Treasury Inflation Indexed
				Bonds
8.000% due 06/11/20	MXN	6,380	382	0.125% due 07/15/24		1,269	1,282
7.750% due 05/29/31	MXN	2,590	161
				0.250% due 01/15/25		1,505	1,528
7.750% due 11/13/42	MXN	19,250	1,225
New Zealand Government International				0.375% due 07/15/25		449	462
Bond				0.625% due 01/15/26		1,460	1,537
Series 0423				0.625% due 02/15/43		624	608
5.500% due 04/15/23	NZD	1,500	1,302
				1.375% due 02/15/44		2,556	2,955
Series 0427
4.500% due 04/15/27	NZD	1,320	1,132	1.000% due 02/15/46		1,575	1,700
				United States Treasury Notes
Series 0521				0.750% due 10/31/17		1,800	1,804
6.000% due 05/15/21	NZD	2,840	2,398
Series 0925				0.750% due 02/28/18		5,420	5,435
2.000% due 09/20/25	NZD	340	262	0.875% due 03/31/18		5,735	5,763
Norway Government International Bond				0.875% due 05/31/18		2,240	2,252
Series 473				0.625% due 06/30/18		630	630
4.500% due 05/22/19 (Þ)	NOK	6,910	921	0.875% due 04/15/19		6,910	6,943
Series 477				1.375% due 09/30/20		29,390	29,925
1.750% due 03/13/25 (Þ)	NOK	2,970	379	1.125% due 06/30/21		12,280	12,341
Peru Government Bond
				1.375% due 06/30/21		15,805	16,089
5.700% due 08/12/24	PEN	3,690	1,126
				1.375% due 06/30/23		1,095	1,101
6.900% due 08/12/37	PEN	2,840	912
				1.750% due 06/30/23		10,175	10,497
Poland Series Government 0420 Bond				2.000% due 02/15/25		1,330	1,392
1.500% due 04/25/20	PLN	1,420	354	1.625% due 02/15/26		2,528	2,556
Series 0421				1.625% due 05/15/26		24,950	25,256
2.000% due 04/25/21	PLN	1,410	356	2.750% due 08/15/42		935	1,030
Queensland Treasury Corp.				3.750% due 11/15/43		745	983
Series 21

See accompanying notes which are an integral part of the financial statements.

74 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
2.500% due 02/15/46		12,470		12,985	Autobahn Funding Co. LLC
2.500% due 05/15/46		15,415		16,063	0.350% due 07/01/16 (ç)(Þ)(~)	1,300	1,300
				163,117	Bank of America Corp.
Total Long-Term Investments					Series 1
(cost $657,522)				669,273	3.750% due 07/12/16	500	500
					Bank of America NA
					Series BKNT
Common Stocks - 0.0%					5.300% due 03/15/17	500	513
Financial Services - 0.0%
Escrow GM Corp.(Å)		80,000		—	1.052% due 05/08/17 (Ê)	300	300
Total Common Stocks					6.100% due 06/15/17	775	808
(cost $—)				—	Bank of Montreal
					Series YCD
					0.725% due 11/10/16 (Ê)(~)	750	750
Preferred Stocks - 0.2%					Bank of Nova Scotia
Financial Services - 0.1%					Series YCD
State Street Corp.		20,000		537	1.038% due 04/25/17 (Ê)(~)	1,400	1,400
XLIT, Ltd.		700		543	Bank of Tokyo-Mitsubishi UFJ, Ltd.
				1,080	0.400% due 07/07/16 (ç)(~)	1,300	1,300
Technology - 0.1%					Bear Stearns Cos. LLC (The)
Verizon Communications, Inc.		21,735		598	5.550% due 01/22/17	425	435
					BMW US Capital LLC
Total Preferred Stocks					1.026% due 06/02/17 (Ê)	1,200	1,199
(cost $1,628)				1,678	BPCE SA
					1.196% due 11/18/16 (Ê)	300	300
					Caisse Centrale Desjardins
Options Purchased - 0.0%
(Number of Contracts)					1.040% due 03/27/17 (Ê)(Þ)	1,095	1,094
Cross Currency Options					Canadian Imperial Bank of Commerce
(USD/EUR)					0.829% due 02/21/17 (Ê)	1,665	1,663
Jul 2016 Call (0)	USD	2,200	(ÿ)	17	Series YCD
Total Options Purchased					0.956% due 06/02/17 (Ê)(~)	1,300	1,299
(cost $17)				17	Citigroup, Inc.
					5.850% due 08/02/16	220	221
Short-Term Investments - 29.5%					Commonwealth Bank of Australia
ABN AMRO Bank NV					0.937% due 03/09/17 (~)	1,465	1,465
1.434% due 10/28/16 (Ê)(Þ)		300		301	ConocoPhillips Canada Funding Co. I
American Express Credit Corp.					5.625% due 10/15/16	482	488
1.125% due 06/05/17		1,000		1,000	Continental Airlines Pass-Through Trust
Anheuser-Busch InBev Finance, Inc.					Series 09-1
0.824% due 01/27/17 (Ê)		500		500	9.000% due 07/08/16 (ç)	163	163
Anheuser-Busch InBev Worldwide, Inc.					Cooperatieve Rabobank UA
1.051% due 12/30/16 (Þ)(~)		250		249	0.856% due 03/09/17 (Ê)(~)	1,330	1,329
1.314% due 01/13/17 (Þ)(~)		350		348	0.964% due 04/28/17 (Ê)	1,450	1,450
					Credit Suisse AG
1.209% due 04/21/17 (Þ)(~)		460		456
					Series GMTN
1.570% due 06/08/17 (Þ)(~)		250		247
					1.155% due 05/26/17 (Ê)	300	300
AT&T, Inc.					Deutsche Telekom International Finance
1.600% due 02/15/17		335		336	BV
1.051% due 03/30/17 (Ê)		700		700	2.250% due 03/06/17 (Þ)	920	926
1.700% due 06/01/17		745		748	DNB Bank ASA
					Series YCD
Australia Government Bond					0.997% due 06/09/17 (Ê)(~)	1,330	1,329
Series 120
6.000% due 02/15/17	AUD	324		248	Eni Finance USA, Inc.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 75

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$		or Shares		$
0.760% due 07/05/16 (ç)(Þ)(~)		1,300	1,300	Kellogg Co.
Exxon Mobil Corp.				1.875% due 11/17/16	1,200		1,205
0.693% due 03/15/17 (Ê)		1,200	1,200	M&T Bank Corp.
Fannie Mae Discount Notes				6.875% due 06/15/16	150		150
Series BB				Manhattan Asset Funding Co. LLC
Zero coupon due 07/05/16		6,500	6,500	2.700% due 07/21/16 (ç)(~)	1,505		1,505
FCA US LLC Term Loan B				Matchpoint Finance PLC
3.500% due 05/24/17 (Ê)		328	328	0.300% due 07/01/16 (ç)(~)	1,300		1,300
Federal Home Loan Bank Discount				Morgan Stanley
Notes
				5.550% due 04/27/17	425		440
Zero coupon due 07/05/16		3,000	3,000
Federal Home Loan Mortgage Corp.				National Australia Bank, Ltd.
Multifamily Structured Pass-Through				1.188% due 07/25/16 (Ê)	250		250
Certificates				2.750% due 03/09/17	370		374
Series 2012-K501 Class X1A
				0.911% due 06/30/17 (Ê)(Þ)	520		520
Interest Only STRIP
				National Bank of Canada
1.610% due 08/25/16		2,056	—	Series YCD
FPL Energy Wind Funding LLC
				1.061% due 05/24/17 (Ê)(~)	500		499
6.876% due 06/27/17 (Þ)		36	34	National City Bank
General Electric Co.				Series BKNT
0.837% due 12/29/16 (Ê)		430	430	1.052% due 06/07/17 (Ê)	500		499
0.796% due 02/15/17 (Ê)		560	560	Nestle Holdings, Inc.
Series GMTN				1.375% due 06/21/17	800		804
0.906% due 05/15/17 (Ê)		300	300	Nomura Holdings, Inc.
General Mills, Inc.				2.000% due 09/13/16	445		446
5.700% due 02/15/17		500	514	Nordea Bank Finland PLC
Hartford Financial Services Group, Inc.				Series YCD
(The)
				1.056% due 06/13/17 (Ê)(~)	1,665		1,665
5.375% due 03/15/17		200	206
				Ontario Teachers' Finance Trust
Highwoods Realty, LP
				1.650% due 12/02/16 (Þ)(~)	600		598
5.850% due 03/15/17		500	514
ING Bank NV				0.010% due 01/17/17 (Þ)(~)	500		497
				PACCAR Financial Corp.
3.750% due 03/07/17 (Þ)		1,500	1,526
International Lease Finance Corp.				0.870% due 06/06/17 (Ê)	625		625
				Pfizer, Inc.
6.750% due 09/01/16 (Þ)		800	804
Intesa Sanpaolo SpA				0.776% due 05/15/17 (Ê)	1,460		1,460
				Procter & Gamble Co. (The)
2.375% due 01/13/17		320	321
Japan Treasury Discount Bill				0.717% due 11/04/16 (Ê)	1,000		1,000
Series 601				Province of British Columbia Canada
0.010% due 07/19/16	JPY	120,000	1,162	1.200% due 04/25/17	335		337
Series 603				Province of Ontario Canada
0.010% due 07/25/16 (~)	JPY	120,000	1,162	0.358% due 07/15/16 (ç)(~)	930		930
Series 604				Royal Bank of Canada
0.010% due 08/01/16 (~)	JPY	120,000	1,162	0.835% due 11/04/16 (Ê)(~)	500		500
Series 605				Series GMTN
0.010% due 08/08/16 (~)	JPY	120,000	1,162	0.897% due 02/03/17 (Ê)	300		300
Series 611				Russell U.S. Cash Management Fund	135,675,195	(8)	135,675
				Sabine Pass LNG, LP
0.010% due 09/05/16	JPY	290,000	2,810	7.500% due 11/30/16	100		102
JetBlue Airways Pass-Through Trust
Series 04-2 Class G-2				7.500% due 11/30/16 (Þ)	380		387
1.076% due 11/15/16 (Ê)		750	744	Samsung Electronics America, Inc.
Johnson & Johnson				1.750% due 04/10/17 (Þ)	305		306
0.744% due 11/28/16 (Ê)		1,000	1,000	Shell International Finance BV

See accompanying notes which are an integral part of the financial statements.

76 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$	or Shares	$
0.836% due 11/15/16 (Ê)	1,875	1,876	Total Short-Term Investments
Starbird Funding Corp.			(cost $261,899)	262,319
0.934% due 12/19/16 (~)	1,000	997
Sumitomo Mitsui Banking Corp.			Total Investments 104.8%
0.862% due 12/19/16 (Ê)(~)	1,000	1,000	(identified cost $921,066)	933,287
Total Capital International SA
1.550% due 08/12/16	1,180	1,181	Other Assets and Liabilities,
1.550% due 06/28/17	895	900	Net - (4.8%)	(42,780)
Toyota Motor Credit Corp.
0.816% due 02/16/17 (Ê)	265	265	Net Assets - 100.0%	890,507
0.826% due 05/16/17 (Ê)	250	250
1.125% due 05/16/17	1,200	1,202
UAL Pass-Through Trust
Series 09-1
10.400% due 11/01/16	17	17
United States Treasury Bills
0.229% due 07/21/16 (ç)(~)	100	100
0.399% due 08/04/16	4,470	4,469
0.299% due 08/18/16	1,130	1,130
0.384% due 08/18/16	5,600	5,597
0.243% due 09/15/16	30	30
0.259% due 09/15/16	7,980	7,976
0.256% due 09/29/16 (~)	8	8
0.329% due 10/06/16	3,020	3,018
0.343% due 10/06/16	1,050	1,049
0.325% due 10/27/16	4,480	4,477
United States Treasury Notes
0.375% due 10/31/16	5,590	5,590
0.500% due 11/30/16	5,965	5,968
UnitedHealth Group, Inc.
6.000% due 06/15/17	3	3
Verizon Communications, Inc.
1.057% due 06/09/17 (Ê)	400	400
Series FRN
2.183% due 09/15/16 (Ê)	2,515	2,521
Vodafone Group PLC
1.625% due 03/20/17	1,260	1,264
Wachovia Corp.
0.923% due 06/15/17 (Ê)	865	864
Wells Fargo Bank NA
Series CD
1.028% due 04/13/17 (Ê)(~)	850	850
1.058% due 06/12/17 (Ê)(~)	1,665	1,665
Westpac Banking Corp.
1.092% due 11/25/16 (Ê)	1,000	1,001
Series YCD
1.043% due 03/01/17 (Ê)(~)	1,630	1,631
Williams Partners, LP / Williams
Partners Finance Corp.
7.250% due 02/01/17	235	242

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 77

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Escrow GM Corp.	04/21/11	80,000	—	—	—
Indiantown Cogeneration, LP	07/08/09	81,197	95.70	78	89
					89
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Treasury Bond Futures	375	AUD	51,075	09/16	399
Cross Currency Futures (AUD/USD)	13	USD	965	09/16	(14)
Eurodollar Futures	8	USD	1,111	09/16	40
Japanese Yen Currency Futures	4	USD	485	09/16	11
Long Gilt Futures	199	GBP	25,570	09/16	1,561
United States 10 Year Treasury Note Futures	117	USD	15,559	09/16	314
United States 2 Year Treasury Note Futures	223	USD	48,910	09/16	237
United States 5 Year Treasury Note Futures	450	USD	54,973	09/16	768
United States Long Bond Futures	120	USD	20,682	09/16	864
United States Ultra Bond Futures	11	USD	2,050	09/16	133
Short Positions
British Pound Index Futures	61	USD	5,051	09/16	47
Euro-Bobl Futures	37	EUR	4,943	09/16	(50)
Euro-Bund Futures	183	EUR	30,583	09/16	(633)
Euro-OAT Futures	18	EUR	2,894	09/16	(76)
Japan 10 Year Treasury Bond Futures	32	JPY	4,893,440	09/16	(283)
Long Gilt Futures	28	GBP	3,598	09/16	(204)
United States 10 Year Treasury Note Futures	36	USD	4,787	09/16	(115)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,999

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/EUR)	Call	1	1.07	USD	2,140	07/27/16	(5)
Total Liability for Options Written (premiums received $5)							(5)

Transactions in options written contracts for the period ended June 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	1	$107
Opened	1	5
Closed	(1)	(107)
Expired	—	—
Outstanding June 30, 2016	1	$5

See accompanying notes which are an integral part of the financial statements.

78 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	180	BRL	637	08/19/16	16
Bank of America	USD	1,037	BRL	3,728	08/19/16	108
Bank of America	USD	2	CZK	51	08/19/16	—
Bank of America	USD	462	CZK	11,110	08/19/16	(6)
Bank of America	USD	2,400	CZK	57,065	08/19/16	(58)
Bank of America	USD	2	HUF	605	08/19/16	—
Bank of America	USD	202	INR	13,682	08/19/16	(1)
Bank of America	USD	1,050	INR	71,194	08/19/16	(4)
Bank of America	USD	465	KRW	545,344	08/19/16	8
Bank of America	USD	2,373	KRW	2,794,279	08/19/16	50
Bank of America	USD	30	PLN	118	08/19/16	(1)
Bank of America	USD	446	PLN	1,756	08/19/16	(1)
Bank of America	USD	2,474	PLN	9,561	08/19/16	(54)
Bank of America	USD	205	RUB	13,620	08/19/16	6
Bank of America	USD	1,051	RUB	69,608	08/19/16	24
Bank of America	USD	413	SGD	559	08/19/16	2
Bank of America	USD	178	TRY	527	08/19/16	4
Bank of America	USD	400	TRY	1,187	08/19/16	8
Bank of America	USD	1,069	TRY	3,243	08/19/16	45
Bank of America	USD	2,405	TRY	7,296	08/19/16	103
Bank of America	USD	195	ZAR	3,002	08/19/16	7
Bank of America	AUD	61	USD	45	07/29/16	—
Bank of America	AUD	2,399	USD	1,773	07/29/16	(15)
Bank of America	BRL	1,433	USD	405	08/19/16	(35)
Bank of America	BRL	8,388	USD	2,334	08/19/16	(243)
Bank of America	CZK	114	USD	5	08/19/16	—
Bank of America	CZK	4,938	USD	205	08/19/16	3
Bank of America	CZK	25,362	USD	1,067	08/19/16	25
Bank of America	HKD	1,531	USD	197	08/19/16	—
Bank of America	HUF	53,834	USD	192	08/19/16	3
Bank of America	HUF	296,067	USD	1,065	08/19/16	25
Bank of America	IDR	5,834,689	USD	432	08/19/16	(8)
Bank of America	IDR	31,955,566	USD	2,363	08/19/16	(48)
Bank of America	JPY	290,000	USD	2,675	09/06/16	(139)
Bank of America	MXN	10,231	USD	539	08/19/16	(18)
Bank of America	MXN	43,177	USD	2,349	08/19/16	(2)
Bank of America	PHP	19,025	USD	409	08/19/16	6
Bank of America	PHP	112,127	USD	2,403	08/19/16	28
Bank of America	PLN	118	USD	30	08/19/16	1
Bank of America	PLN	264	USD	68	08/19/16	2
Bank of America	SGD	249	USD	183	08/19/16	(1)
Bank of America	SGD	1,463	USD	1,067	08/19/16	(19)
Bank of America	TRY	89	USD	29	08/19/16	(1)
Bank of America	TRY	201	USD	66	08/19/16	(3)
Bank of America	TWD	6,249	USD	193	08/19/16	(1)
Bank of America	TWD	34,757	USD	1,066	08/19/16	(15)
Bank of Montreal	USD	4,702	EUR	4,197	07/21/16	(41)
Bank of Montreal	CHF	2,037	USD	2,109	07/21/16	22
Bank of Montreal	CHF	4,582	USD	4,746	07/21/16	49
Bank of Montreal	CHF	7,128	USD	7,383	07/21/16	75
Bank of New York	USD	2,087	AUD	2,847	07/21/16	35
Barclays	JPY	120,000	USD	1,097	07/25/16	(66)
Barclays	MXN	9,256	USD	500	07/14/16	(6)
Barclays	MXN	9,264	USD	500	07/14/16	(6)
Barclays	NZD	1,434	USD	1,000	07/14/16	(23)
Citigroup	USD	1,000	MXN	18,393	07/14/16	5

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 79

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	4,650	CAD	6,052	07/21/16	35
Commonwealth Bank of Australia	USD	7,295	CAD	9,414	07/21/16	(7)
Commonwealth Bank of Australia	USD	2,072	NOK	17,375	07/21/16	5
Commonwealth Bank of Australia	USD	7,316	NOK	60,812	07/21/16	(50)
Commonwealth Bank of Australia	NOK	39,093	USD	4,661	07/21/16	(10)
Goldman Sachs	USD	1,000	MXN	18,210	07/14/16	(4)
Goldman Sachs	MXN	18,328	USD	1,000	07/14/16	(2)
HSBC	USD	498	RUB	32,000	07/14/16	2
HSBC	USD	512	TRY	1,494	07/14/16	6
HSBC	CNY	6,584	USD	1,000	08/04/16	12
HSBC	CNY	13,179	USD	2,000	08/04/16	23
HSBC	TRY	1,494	USD	500	07/14/16	(18)
JPMorgan Chase	USD	3,108	CAD	4,370	07/08/16	273
JPMorgan Chase	USD	1,761	CAD	2,254	07/15/16	(16)
JPMorgan Chase	USD	619	GBP	452	08/15/16	(17)
JPMorgan Chase	USD	1,847	IDR	24,616,422	07/15/16	19
JPMorgan Chase	USD	1,107	JPY	120,000	07/05/16	55
JPMorgan Chase	USD	1,426	MYR	5,587	07/15/16	(25)
JPMorgan Chase	USD	3,977	NOK	32,753	07/15/16	(64)
JPMorgan Chase	USD	1,325	PLN	5,032	07/15/16	(50)
JPMorgan Chase	USD	1,541	THB	54,212	07/11/16	1
JPMorgan Chase	USD	1,553	TRY	4,542	07/15/16	20
JPMorgan Chase	USD	1,114	ZAR	16,697	07/15/16	18
JPMorgan Chase	AUD	9,575	USD	7,101	08/15/16	(30)
JPMorgan Chase	BRL	2,467	USD	718	07/14/16	(48)
JPMorgan Chase	CAD	4,370	USD	3,307	07/08/16	(75)
JPMorgan Chase	CHF	3,236	USD	3,373	07/15/16	57
JPMorgan Chase	COP	7,445,341	USD	2,375	07/15/16	(168)
JPMorgan Chase	CZK	622	USD	26	07/15/16	—
JPMorgan Chase	EUR	196	USD	217	08/15/16	(1)
JPMorgan Chase	EUR	2,123	USD	2,409	08/15/16	49
JPMorgan Chase	GBP	50	USD	72	08/15/16	5
JPMorgan Chase	GBP	145	USD	210	08/15/16	17
JPMorgan Chase	GBP	355	USD	469	08/15/16	(4)
JPMorgan Chase	IDR	24,677,299	USD	1,852	07/15/16	(19)
JPMorgan Chase	JPY	120,000	USD	1,113	07/05/16	(49)
JPMorgan Chase	JPY	120,000	USD	1,102	07/19/16	(61)
JPMorgan Chase	JPY	120,000	USD	1,082	08/01/16	(81)
JPMorgan Chase	JPY	120,000	USD	1,101	08/08/16	(62)
JPMorgan Chase	JPY	4,216	USD	40	08/15/16	(1)
JPMorgan Chase	JPY	5,260	USD	51	08/15/16	—
JPMorgan Chase	JPY	23,165	USD	227	08/15/16	2
JPMorgan Chase	MXN	11,909	USD	673	07/15/16	23
JPMorgan Chase	MYR	7,282	USD	1,856	07/15/16	30
JPMorgan Chase	NZD	13,298	USD	9,452	08/15/16	(23)
JPMorgan Chase	PEN	6,551	USD	1,912	07/15/16	(78)
JPMorgan Chase	PHP	70,322	USD	1,515	07/15/16	23
JPMorgan Chase	PLN	2,785	USD	700	07/15/16	(6)
JPMorgan Chase	SGD	6,074	USD	4,494	07/15/16	(14)
JPMorgan Chase	THB	54,212	USD	1,531	07/11/16	(12)
JPMorgan Chase	THB	54,212	USD	1,540	09/12/16	(1)
State Street	USD	4,771	JPY	504,216	07/21/16	113
State Street	USD	7,522	JPY	784,336	07/21/16	76
State Street	USD	2,090	NZD	2,980	07/21/16	37
State Street	USD	2,405	SGD	3,293	08/19/16	39
State Street	USD	1,010	ZAR	16,044	08/19/16	69

See accompanying notes which are an integral part of the financial statements

80 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	DKK	31,208	USD	4,697	07/21/16	38
State Street	GBP	5,168	USD	7,304	07/21/16	423
State Street	HKD	8,288	USD	1,069	08/19/16	—
State Street	JPY	224,096	USD	2,121	07/21/16	(50)
State Street	SEK	17,356	USD	2,068	07/21/16	15
Toronto Dominion Bank	USD	500	MXN	9,471	07/14/16	18
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						302

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	11,518	09/30/16	(4)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	17,801	09/30/16	(7)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	17,310	04/28/17	(10)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	10,182	04/28/17	(5)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	22,000	06/30/17	—
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(26)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate with a fee ranging from 0.08% - 0.10%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Citigroup	USD	850	Three Month LIBOR	2.714%	08/15/42	(185)
Citigroup	USD	685	Three Month LIBOR	3.676%	11/15/43	(293)
JPMorgan Chase	DKK	15,550	Six Month CIBOR	0.942%	05/05/25	(76)
JPMorgan Chase	HKD	17,750	Three Month HIBOR	2.160%	05/14/25	(150)
JPMorgan Chase	CZK	55,600	Six Month PRIBOR	1.280%	06/19/25	(174)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(878)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX High NA Yield Index	Goldman Sachs	USD	2,960	5.000%	06/20/21	95
CDX High NA Yield Index	Goldman Sachs	USD	9,920	1.000%	06/20/21	105
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $116						200

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 81

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$58,141	$258	$—	$58,399	6.6
Corporate Bonds and Notes	—	179,909	—	—	179,909	20.1
International Debt	—	49,922	—	—	49,922	5.6
Loan Agreements	—	1,885	—	—	1,885	0.2
Mortgage-Backed Securities	—	175,893	494	—	176,387	19.8
Municipal Bonds	—	4,377	—	—	4,377	0.5
Non-US Bonds	—	32,020	—	—	32,020	3.6
United States Government Agencies	—	3,257	—	—	3,257	0.4
United States Government Treasuries	—	163,117	—	—	163,117	18.3
Common Stocks	—	—	—	—	—	—
Preferred Stocks	1,135	543	—	—	1,678	0.2
Options Purchased	—	17	—	—	17	—*
Short-Term Investments	—	124,846	1,798	135,675	262,319	29.5
Total Investments	1,135	793,927	2,550	135,675	933,287	104.8
Other Assets and Liabilities, Net						(4.8)
						100.0
Other Financial Instruments
Futures Contracts	2,999	—	—	—	2,999	0.3
Options Written	—	(5)	—	—	(5)	(—)*
Foreign Currency Exchange Contracts	—	302	—	—	302	—*
Total Return Swap Contracts	—	(26)	—	—	(26)	(—)*
Interest Rate Swap Contracts	—	(878)	—	—	(878)	(0.1)
Credit Default Swap Contracts	—	200	—	—	200	—*
Total Other Financial Instruments**	$2,999	$(407)	$—	$—	$2,592

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

***  Refer to Schedule of Investments for detailed sector breakout.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.
Investments in which significant unobservable inputs (Levels 3) were used in determining a fair value for the period ended June 30, 2016, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

82 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$17	$—
Unrealized appreciation on foreign currency exchange contracts	—	2,163	—
Variation margin on futures contracts**	—	—	4,374
Credit default swap contracts, at fair value	200	—	—
Total	$200	$2,180	$4,374
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$1,375
Unrealized depreciation on foreign currency exchange contracts	—	1,861	—
Options written, at fair value	—	5	—
Total return swap contracts, at fair value	—	—	26
Interest rate swap contracts, at fair value	—	—	878
Total	$—	$1,866	$2,279
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$(79)	$—
Futures contracts	—	—	2,927
Options written	—	100	—
Total return swap contracts	—	—	4,784
Interest rate swap contracts	—	—	(86)
Credit default swap contracts	768	—	—
Foreign currency-related transactions****	—	(183)	—
Total	$768	$(162)	$7,625
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$3,221
Options written	—	(78)	—
Total return swap contracts	—	—	6
Interest rate swap contracts	—	—	(550)
Credit default swap contracts	(12)	—	—
Foreign currency-related transactions*****	—	828	—
Total	$(12)	$750	$2,677

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Schedule of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-
related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 83

Russell Investment Funds
Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$17	$—	$17
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		2,162	—	2,162
Futures Contracts	Variation margin on futures contracts		1,147	—	1,147
Credit Default Swap Contracts	Credit default swap contracts, at fair value		200	—	200
Total Financial and Derivative Assets			3,526	—	3,526
Financial and Derivative Assets not subject to a netting agreement			(1,252)	—	(1,252)
Total Financial and Derivative Assets subject to a netting agreement			$2,274	$—	$2,274
word

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$471	$471	$—	$—
Bank of Montreal		147	41	—	106
Bank of New York		35	—	—	35
Citigroup		22	5	—	17
Commonwealth Bank of Australia		39	39	—	—
Goldman Sachs		95	—	—	95
HSBC		43	18	—	25
JPMorgan Chase		593	394	—	199
State Street		811	51	—	760
Toronto Dominion Bank		18	—	—	18
Total		$2,274	$1,019	$—	$1,255

See accompanying notes which are an integral part of the financial statements.

84 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts		$745	$—	$745
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		1,861	—	1,861
Options Written Contracts	Options written, at fair value		5	—	5
Total Return Swap Contracts	Total return swap contracts, at fair value		26	—	26
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		878	—	878
Total Financial and Derivative Liabilities			3,515	—	3,515
Financial and Derivative Liabilities not subject to a netting agreement			(1,039)	—	(1,039)
Total Financial and Derivative Liabilities subject to a netting agreement			$2,476	$—	$2,476

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$670	$471	$—	$199
Bank of Montreal		41	41	—	—
Barclays		127	—	—	127
Citigroup		190	5	51	134
Commonwealth Bank of Australia		67	39	—	28
Goldman Sachs		6	—	—	6
HSBC		18	18	—	—
JPMorgan Chase		1,306	394	681	231
State Street		51	51	—	—
Total		$2,476	$1,019	$732	$725

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 85

Russell Investment Funds
Core Bond Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$921,066
Investments, at fair value(>)	933,287
Cash	9,109
Cash (restricted)(a)(b)(c)	4,953
Foreign currency holdings(^)	2,139
Unrealized appreciation on foreign currency exchange contracts	2,163
Receivables:
Dividends and interest	3,936
Dividends from affiliated Russell funds	51
Investments sold	57,182
Fund shares sold	68
Variation margin on futures contracts	1,146
Prepaid expenses	9
Credit default swap contracts, at fair value(+)	200
Total assets	1,014,243
Liabilities
Payables:
Due to broker (d)	1,018
Investments purchased	118,419
Fund shares redeemed	201
Accrued fees to affiliates	424
Other accrued expenses	159
Variation margin on futures contracts	745
Unrealized depreciation on foreign currency exchange contracts	1,861
Options written, at fair value(x)	5
Total return swap contracts, at fair value(8)	26
Interest rate swap contracts, at fair value(•)	878
Total liabilities	123,736
Net Assets	$890,507

See accompanying notes which are an integral part of the financial statements.

86 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,394
Accumulated net realized gain (loss)	10,287
Unrealized appreciation (depreciation) on:
Investments	12,221
Futures contracts	2,999
Total return swap contracts	(26)
Interest rate swap contracts	(878)
Credit default swap contracts	84
Foreign currency-related transactions	365
Shares of beneficial interest	822
Additional paid-in capital	860,239
Net Assets	$890,507
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.83
Net assets	$890,507,059
Shares outstanding ($.01 par value)	82,217,665
Amounts in thousands
(^) Foreign currency holdings - cost	$2,079
(x) Premiums received on options written	$5
(+) Credit default swap contracts - premiums paid (received)	$116
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$135,675
(•) Interest rate swap contracts - premiums paid (received)	$—
(8) Total return swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$4,040
(b) Cash Collateral for Swaps	$653
(c) Cash Collateral for Forwards	$260
(d) Due to Broker for Swaps	$1,018
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 87

Russell Investment Funds
Core Bond Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$39
Dividends from affiliated Russell funds	336
Interest	10,307
Total investment income	10,682
Expenses
Advisory fees	2,368
Administrative fees	215
Custodian fees	145
Transfer agent fees	19
Professional fees	58
Trustees’ fees	13
Printing fees	56
Miscellaneous	14
Expenses before reductions	2,888
Expense reductions	(86)
Net expenses	2,802
Net investment income (loss)	7,880
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,604
Futures contracts	2,927
Options written	100
Total return swap contracts	4,784
Interest rate swap contracts	(86)
Credit default swap contracts	768
Foreign currency-related transactions	(213)
Net realized gain (loss)	14,884
Net change in unrealized appreciation (depreciation) on:
Investments	24,776
Futures contracts	3,221
Options written	(78)
Total return swap contracts	6
Interest rate swap contracts	(550)
Credit default swap contracts	(12)
Foreign currency-related transactions	963
Net change in unrealized appreciation (depreciation)	28,326
Net realized and unrealized gain (loss)	43,210
Net Increase (Decrease) in Net Assets from Operations	$51,090

See accompanying notes which are an integral part of the financial statements.

88 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,880	$12,917
Net realized gain (loss)	14,884	10,476
Net change in unrealized appreciation (depreciation)	28,326	(24,618)
Net increase (decrease) in net assets from operations	51,090	(1,225)
Distributions
From net investment income	(4,158)	(20,648)
From net realized gain	(967)	(9,978)
Net decrease in net assets from distributions	(5,125)	(30,626)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(11,367)	48,302
Total Net Increase (Decrease) in Net Assets	34,598	16,451
Net Assets
Beginning of period	855,909	839,458
End of period	$890,507	$855,909
Undistributed (overdistributed) net investment income included in net assets	$4,394	$672

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	2,148	$22,701	6,871	$72,808
Proceeds from reinvestment of distributions	487	5,124	2,929	30,626
Payments for shares redeemed	(3,736)	(39,192)	(5,219)	(55,132)
Total increase (decrease)	(1,101)	$(11,367)	4,581	$48,302

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 89

Russell Investment Funds
Core Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	10.27	.10	.52	.62	(.05)	(.01)
December 31, 2015	10.66	.16	(.17)	(.01)	(.26)	(.12)
December 31, 2014	10.46	.15	.43	.58	(.17)	(.21)
December 31, 2013	10.81	.18	(.35)	(.17)	(.15)	(.03)
December 31, 2012	10.47	.25	.61	.86	(.25)	(.27)
December 31, 2011	10.51	.35	.14	.49	(.34)	(.19)

See accompanying notes which are an integral part of the financial statements.
Core Bond Fund 90

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.06)	10.83	6.08	890,507.67		.65	1.83	112
(.38)	10.27	(.14)	855,909.67		.64	1.49	225
(.38)	10.66	5.55	839,458.69		.64	1.44	173
(.18)	10.46	(1.55)	763,901.67		.62	1.73	133
(.52)	10.81	8.38	676,018.72		.66	2.32	192
(.53)	10.47	4.68	545,608.72		.65	3.29	203

See accompanying notes which are an integral part of the financial statements.
Core Bond Fund 91

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,067.30	$1,020.24
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.78	$4.67
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.93%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period).
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

92 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.9%			Unibail-Rodamco SE(Ñ)(ö)	11,711	3,069
Australia - 5.9%					27,107
BGP Holdings PLC(Å)(Æ)	926,311	—
Dexus Property Group(ö)	1,220,982	8,245	Germany - 2.7%
Goodman Group(ö)	713,384	3,803	ADO Properties SA(Þ)	50,638	1,946
GPT Group (The)(ö)	392,587	1,588	alstria office REIT-AG(ö)	116,923	1,579
Investa Office Fund(ö)	111,129	356	Deutsche EuroShop AG	18,460	844
Mirvac Group(ö)	1,809,542	2,738	Deutsche Wohnen AG	233,912	7,938
Scentre Group(ö)	2,961,849	10,894	LEG Immobilien AG	30,068	2,810
Shopping Centres Australasia Property			Vonovia SE	200,208	7,307
Group(ö)	101,305	173			22,424
Stockland(ö)	385,427	1,358
Vicinity Centres(ö)	4,471,465	11,125	Hong Kong - 8.9%
Westfield Corp.(ö)	978,572	7,796	Cheung Kong Property Holdings, Ltd.	2,028,300	12,767
		48,076	Hang Lung Properties, Ltd. - ADR	356,000	722
			Henderson Land Development Co., Ltd.	472,004	2,675
Austria - 0.3%			Hongkong Land Holdings, Ltd.	1,318,615	8,060
Atrium European Real Estate, Ltd.	71,355	307	Hysan Development Co., Ltd.	630,000	2,809
Buwog AG(Æ)	93,226	2,153	Kerry Properties, Ltd.	159,500	394
		2,460	Link REIT(ö)	1,596,500	10,922
			New World Development Co., Ltd.	1,139,155	1,158
Belgium - 0.0%			Sino Land Co., Ltd.	706,700	1,166
Befimmo(ö)	812	52	Sun Hung Kai Properties, Ltd.	1,628,125	19,614
			Swire Properties, Ltd.	1,662,868	4,426
Brazil - 0.0%			Wharf Holdings, Ltd. (The)	1,353,810	8,282
BR Properties SA	10,845	25			72,995
Canada - 2.6%			Ireland - 0.3%
Allied Properties Real Estate Investment			Green REIT PLC(ö)	1,196,501	1,851
Trust(ö)	220,459	6,601	Hibernia REIT PLC(ö)	592,924	885
Boardwalk Real Estate Investment					2,736
Trust(Ñ)(ö)	25,325	1,128
Brookfield Canada Office Properties(ö)	25,317	562	Italy - 0.1%
Canadian Apartment Properties REIT(ö)	24,382	626	Beni Stabili SpA SIIQ(Æ)(ö)	1,390,199	861
Canadian Real Estate Investment
Trust(ö)	21,230	794	Japan - 11.5%
Chartwell Retirement Residences	75,786	925	Activia Properties, Inc.(ö)	757	3,995
Crombie Real Estate Investment Trust(ö)	37,040	440	Advance Residence Investment Corp.(ö)	530	1,416
Dream Office Real Estate Investment			Aeon Mall Co., Ltd.	5,200	68
Trust(ö)	23,333	336	Daiwa House REIT Investment Corp.(ö)	119	696
First Capital Realty, Inc. Class A	117,293	2,011	Daiwa Office Investment Corp.(ö)	55	325
H&R Real Estate Investment Trust(ö)	93,210	1,624	Frontier Real Estate Investment Corp.(ö)	26	135
RioCan Real Estate Investment Trust(ö)	81,849	1,858	GLP J-Reit(ö)	1,300	1,641
Smart Real Estate Investment Trust(ö)	133,803	3,957	Hulic Co., Ltd.	70,400	738
		20,862	Hulic Reit, Inc.(ö)	2,301	4,184
			Invincible Investment Corp.(ö)	2,896	1,824
China - 0.1%			Japan Excellent, Inc.(ö)	214	292
China Overseas Land & Investment, Ltd.	150,000	478	Japan Hotel REIT Investment Corp.(ö)	1,720	1,445
China Resources Land, Ltd.	28,000	66	Japan Logistics Fund, Inc.(ö)	237	551
		544	Japan Prime Realty Investment Corp.(ö)	403	1,726
			Japan Real Estate Investment Corp.(ö)	819	5,041
Finland - 0.1%			Japan Retail Fund Investment Corp.(ö)	817	2,079
Citycon OYJ	457,330	1,041	Kenedix Office Investment Corp. Class
			A(ö)	179	1,064
France - 3.3%			Mitsubishi Estate Co., Ltd.	944,000	17,260
Fonciere Des Regions(ö)	6,057	539	Mitsui Fudosan Co., Ltd.	846,129	19,315
Gecina SA(ö)	8,629	1,179	Mori Hills REIT Investment Corp. Class
Icad, Inc.(ö)	33,466	2,380	A(ö)	252	394
Klepierre - GDR(ö)	333,856	14,894	Mori Trust Sogo Reit, Inc.(ö)	206	389
Unibail-Rodamco SE(ö)	19,459	5,046	Nippon Building Fund, Inc.(ö)	323	1,985
			Nippon Prologis REIT, Inc.(ö)	301	731

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 93

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nomura Real Estate Master Fund, Inc.(ö)	4,785	7,564	United Kingdom - 5.7%
NTT Urban Development Corp.	34,500	367	Assura PLC(ö)	1,387,448	1,014
Orix JREIT, Inc.(ö)	1,717	2,950	Big Yellow Group PLC(ö)	320,136	3,339
Premier Investment Corp.(ö)	58	76	British Land Co. PLC (The)(ö)	429,999	3,561
Sumitomo Realty & Development Co.,			Capital & Regional PLC(ö)	417,988	293
Ltd.	214,000	5,775	Derwent London PLC(ö)	87,902	3,098
Tokyo Tatemono Co., Ltd.	342,200	4,088	Great Portland Estates PLC(ö)	358,549	3,005
Tokyu Fudosan Holdings Corp.	46,000	285	Hammerson PLC(ö)	1,215,630	8,881
Tokyu REIT, Inc.(ö)	26	37	Helical Bar PLC	19,278	73
Top REIT, Inc.(ö)	17	69	Intu Properties PLC Class H(ö)	255,908	1,001
United Urban Investment Corp.(ö)	3,023	5,430	Kennedy Wilson Europe Real Estate
		93,935	PLC	115,935	1,490
			Land Securities Group PLC(ö)	547,088	7,743
Netherlands - 0.9%			LondonMetric Property PLC(ö)	1,389,208	2,784
Eurocommercial Properties NV	21,676	930	LXB Retail Properties PLC(Æ)	361,743	304
NSI NV(ö)	316,683	1,274	Segro PLC(ö)	1,013,386	5,689
Vastned Retail NV(ö)	2,152	87	Shaftesbury PLC(ö)	15,543	183
Wereldhave NV(ö)	109,966	4,991	St. Modwen Properties PLC	135,544	486
		7,282	UNITE Group PLC (The)	388,646	3,221
			Urban & Civic PLC	180,019	501
Norway - 0.1%			Workspace Group PLC(ö)	25,113	234
Entra ASA(Þ)	96,171	909			46,900
Norwegian Property ASA	88,880	97
		1,006	United States - 50.9%
			Acadia Realty Trust(ö)	40,349	1,433
Singapore - 1.5%			Alexandria Real Estate Equities, Inc.(ö)	27,437	2,840
Ascendas Real Estate Investment			American Campus Communities, Inc.(ö)	47,623	2,518
Trust(ö)	1,124,500	2,078	American Homes 4 Rent Class A(ö)	220,575	4,517
CapitaLand Commercial Trust, Ltd.(ö)	331,900	365	Apartment Investment & Management
CapitaLand Mall Trust Class A(ö)	2,653,400	4,213	Co. Class A(ö)	257,580	11,375
CapitaLand, Ltd.	1,035,100	2,378	Apple Hospitality REIT, Inc.(ö)	7,419	140
City Developments, Ltd.	54,500	332	AvalonBay Communities, Inc.(ö)	91,072	16,429
Global Logistic Properties, Ltd.	632,900	854	Boston Properties, Inc.(ö)	102,635	13,537
Mapletree Industrial Trust(ö)	1,171,000	1,498	Brandywine Realty Trust(ö)	89,806	1,509
Mapletree Logistics Trust(ö)	439,100	327	Brixmor Property Group, Inc.(ö)	292,355	7,735
Suntec Real Estate Investment Trust(ö)	89,700	119	Brookdale Senior Living, Inc. Class
UOL Group, Ltd.	98,900	403	A(Æ)	109,391	1,689
		12,567	Camden Property Trust(ö)	52,420	4,635
			Care Capital Properties, Inc.(ö)	72,906	1,911
Spain - 0.8%			CBL & Associates Properties, Inc.(ö)	5,569	52
Hispania Activos Inmobiliarios SOCIMI			Chesapeake Lodging Trust(ö)	47,362	1,102
SA(Æ)(ö)	127,288	1,491	Corporate Office Properties Trust(ö)	25,119	742
Inmobiliaria Colonial SA	1,602,897	1,161	Cousins Properties, Inc.(ö)	397,925	4,139
Merlin Properties Socimi SA(ö)	356,065	3,766	CubeSmart(ö)	57,642	1,780
		6,418	CyrusOne, Inc.(ö)	14,468	805
			DCT Industrial Trust, Inc.(ö)	23,456	1,127
Sweden - 0.7%			DDR Corp.(ö)	154,359	2,801
Atrium Ljungberg AB Class B	20,338	329	DiamondRock Hospitality Co.(ö)	213,595	1,929
Castellum AB	134,815	1,919	Digital Realty Trust, Inc.(Ñ)(ö)	60,606	6,605
Fabege AB	57,369	971	Douglas Emmett, Inc.(ö)	147,187	5,228
Hufvudstaden AB Class A	55,663	872	Duke Realty Corp.(ö)	64,274	1,714
Wihlborgs Fastigheter AB	87,741	1,786	DuPont Fabros Technology, Inc.(ö)	80,257	3,815
		5,877	Education Realty Trust, Inc.(ö)	64,955	2,997
			Empire State Realty Trust, Inc. Class
Switzerland - 0.5%			A(ö)	214,948	4,082
Mobimo Holding AG	132	30	EPR Properties(ö)	25,768	2,079
PSP Swiss Property AG	17,723	1,717	Equinix, Inc.(ö)	3,384	1,312
Swiss Prime Site AG Class A	28,264	2,556	Equity LifeStyle Properties, Inc. Class
		4,303	A(ö)	66,024	5,286
			Equity One, Inc.(ö)	15,340	494
			Equity Residential(ö)	211,172	14,546

See accompanying notes which are an integral part of the financial statements.

94 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Essex Property Trust, Inc.(ö)	64,703	14,759	Total Common Stocks
Extra Space Storage, Inc.(ö)	74,098	6,857	(cost $673,086)			794,243
Federal Realty Investment Trust(ö)	17,244	2,855
First Industrial Realty Trust, Inc.(ö)	54,731	1,522
Gaming and Leisure Properties, Inc.(ö)	111,389	3,841	Short-Term Investments - 1.7%
General Growth Properties, Inc.(ö)	345,548	10,304	United States - 1.7%
HCP, Inc.(ö)	439,34	15,544	Russell U.S. Cash Management Fund	13,930,938	(8)	13,931
Healthcare Realty Trust, Inc.(ö)	148,106	5,181	Total Short-Term Investments
Healthcare Trust of America, Inc. Class			(cost $13,931)			13,931
A(ö)	52,314	1,692
Hilton Worldwide Holdings, Inc.	343,721	7,743	Other Securities - 0.6%
Host Hotels & Resorts, Inc.(ö)	535,711	8,684	Russell U.S. Cash Collateral Fund(×)	4,556,180	(8)	4,556
Hudson Pacific Properties, Inc.(ö)	197,772	5,771	Total Other Securities
InfraREIT, Inc.(ö)	36,953	648	(cost $4,556)			4,556
Kilroy Realty Corp.(ö)	74,673	4,950
Kimco Realty Corp.(ö)	107,988	3,388
La Quinta Holdings, Inc.(Æ)	749	9	Total Investments 99.2%
LaSalle Hotel Properties(ö)	144,134	3,398	(identified cost $691,573)			812,730
Liberty Property Trust(ö)	88,698	3,523
LTC Properties, Inc.(ö)	11,374	588	Other Assets and Liabilities, Net
Macerich Co. (The)(ö)	3,780	323	- 0.8%			6,342
Mack-Cali Realty Corp.(ö)	25,719	695	Net Assets - 100.0%			819,072
Mid-America Apartment Communities,
Inc.(ö)	4,535	482
National Health Investors, Inc.(ö)	6,980	524
National Retail Properties, Inc.(ö)	62,842	3,250
Omega Healthcare Investors, Inc.(Ñ)(ö)	171,836	5,833
Paramount Group, Inc.(ö)	102,965	1,642
Pebblebrook Hotel Trust(ö)	1,556	41
Post Properties, Inc.(ö)	28,724	1,754
Prologis, Inc.(ö)	232,120	11,383
Public Storage(ö)	47,179	12,059
QTS Realty Trust, Inc. Class A(ö)	89,747	5,024
Ramco-Gershenson Properties Trust(ö)	129,366	2,537
Realty Income Corp.(ö)	39,734	2,756
Regency Centers Corp.(ö)	65,131	5,453
Retail Opportunity Investments Corp.(ö)	137,448	2,978
Rexford Industrial Realty, Inc.(ö)	94,365	1,990
RLJ Lodging Trust(ö)	1,630	35
Senior Housing Properties Trust(ö)	50,524	1,053
Simon Property Group, Inc.(ö)	238,540	51,741
SL Green Realty Corp.(ö)	59,752	6,361
Sovran Self Storage, Inc.(ö)	13,064	1,371
Spirit Realty Capital, Inc.(ö)	365,714	4,670
STORE Capital Corp.(ö)	33,848	997
Sun Communities, Inc.(ö)	73,100	5,602
Sunstone Hotel Investors, Inc.(ö)	215,793	2,605
Tanger Factory Outlet Centers, Inc.(ö)	184,765	7,423
Taubman Centers, Inc.(ö)	15,671	1,163
UDR, Inc.(ö)	149,611	5,524
Ventas, Inc.(ö)	59,375	4,324
Vornado Realty Trust(ö)	194,089	19,432
Washington Real Estate Investment
Trust(ö)	19,239	605
Weingarten Realty Investors(ö)	79,100	3,228
Welltower, Inc.(ö)	86,600	6,596
WP Glimcher, Inc.(ö)	40,530	454
Xenia Hotels & Resorts, Inc.(ö)	41,913	704
		416,772

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 95

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	926,311	—	—	—
						—
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	234	USD	7,558	09/16	325
FTSE/EPRA Europe Index Futures	264	EUR	5,385	09/16	(110)
Hang Seng Index Futures	7	HKD	7,331	07/16	45
MSCI SING Index ETS Futures	12	SGD	381	07/16	17
S&P/TSX 60 Index Futures	3	CAD	489	09/16	2
SPI 200 Index Futures	9	AUD	1,165	09/16	5
TOPIX Index Futures	13	JPY	161,915	09/16	(102)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					182

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	74	AUD	100	09/21/16	1
Bank of America	USD	149	AUD	200	09/21/16	—
Bank of America	USD	429	AUD	577	09/21/16	1
Bank of America	USD	63	CAD	80	09/21/16	(1)
Bank of America	USD	192	CAD	245	09/21/16	(2)
Bank of America	USD	566	EUR	500	09/21/16	(10)
Bank of America	USD	684	EUR	600	09/21/16	(17)
Bank of America	USD	3,186	EUR	2,795	09/21/16	(78)
Bank of America	USD	129	HKD	1,000	09/21/16	—
Bank of America	USD	129	HKD	1,000	09/21/16	—
Bank of America	USD	620	HKD	4,811	09/21/16	—
Bank of America	USD	96	JPY	10,000	09/21/16	2
Bank of America	USD	280	JPY	30,000	09/21/16	11
Bank of America	USD	994	JPY	106,249	09/21/16	38
Bank of America	USD	170	SGD	231	09/21/16	2
Bank of America	AUD	100	USD	73	09/21/16	(1)
Bank of America	EUR	100	USD	114	09/21/16	3
Bank of America	EUR	300	USD	339	09/21/16	5
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	HKD	1,000	USD	129	09/21/16	—
Bank of America	JPY	10,000	USD	94	09/21/16	(3)
Bank of America	JPY	20,000	USD	186	09/21/16	(9)
BNP Paribas	USD	428	AUD	577	09/21/16	1
BNP Paribas	USD	192	CAD	245	09/21/16	(2)
BNP Paribas	USD	3,186	EUR	2,795	09/21/16	(76)
BNP Paribas	USD	620	HKD	4,811	09/21/16	—
BNP Paribas	USD	993	JPY	106,249	09/21/16	39
BNP Paribas	USD	170	SGD	231	09/21/16	1

See accompanying notes which are an integral part of the financial statements.

96 Global Real Estate Securities Fund

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Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	EUR	200	USD	227	09/21/16	4
BNP Paribas	HKD	1,000	USD	129	09/21/16	—
BNP Paribas	JPY	10,000	USD	96	09/21/16	(1)
Brown Brothers Harriman	AUD	100	USD	76	09/21/16	1
Brown Brothers Harriman	EUR	300	USD	342	09/21/16	8
Citigroup	USD	74	AUD	100	09/21/16	—
Citigroup	USD	686	EUR	600	09/21/16	(20)
Citigroup	USD	129	HKD	1,000	09/21/16	—
Citigroup	USD	188	JPY	20,000	09/21/16	7
State Street	USD	64	AUD	86	07/01/16	—
State Street	USD	14	CAD	18	07/05/16	—
State Street	USD	15	CAD	19	07/05/16	—
State Street	USD	19	CAD	25	07/05/16	—
State Street	USD	32	CAD	42	07/05/16	—
State Street	USD	1	EUR	1	07/01/16	—
State Street	USD	10	EUR	9	07/01/16	—
State Street	USD	13	EUR	12	07/01/16	—
State Street	USD	17	EUR	15	07/01/16	—
State Street	USD	22	EUR	20	07/01/16	—
State Street	USD	30	EUR	27	07/01/16	—
State Street	USD	35	EUR	32	07/01/16	—
State Street	USD	38	EUR	35	07/01/16	—
State Street	USD	44	EUR	40	07/01/16	—
State Street	USD	70	EUR	63	07/01/16	—
State Street	USD	76	EUR	68	07/01/16	—
State Street	USD	76	EUR	68	07/01/16	—
State Street	USD	105	EUR	95	07/01/16	—
State Street	USD	137	EUR	124	07/01/16	2
State Street	USD	3	EUR	2	07/05/16	—
State Street	USD	10	GBP	7	07/01/16	—
State Street	USD	10	GBP	7	07/01/16	—
State Street	USD	11	GBP	8	07/01/16	—
State Street	USD	15	GBP	11	07/01/16	—
State Street	USD	17	GBP	13	07/01/16	—
State Street	USD	17	GBP	13	07/01/16	—
State Street	USD	36	GBP	27	07/01/16	—
State Street	USD	37	GBP	28	07/01/16	—
State Street	USD	47	GBP	35	07/01/16	—
State Street	USD	63	GBP	47	07/01/16	(1)
State Street	USD	12	HKD	95	07/05/16	—
State Street	USD	42	HKD	329	07/05/16	—
State Street	USD	20	JPY	2,095	07/01/16	—
State Street	USD	39	JPY	4,021	07/01/16	—
State Street	USD	47	JPY	4,790	07/01/16	—
State Street	USD	74	JPY	7,583	07/01/16	—
State Street	USD	77	JPY	7,847	07/01/16	(1)
State Street	USD	178	JPY	18,232	07/01/16	(1)
State Street	USD	5	JPY	545	07/05/16	—
State Street	USD	17	JPY	1,766	07/05/16	—
State Street	USD	65	JPY	6,690	07/05/16	—
State Street	USD	71	JPY	7,339	07/05/16	—
State Street	USD	15	SGD	20	07/01/16	—
State Street	AUD	32	USD	24	07/01/16	—
State Street	AUD	35	USD	26	07/01/16	—
State Street	AUD	52	USD	39	07/01/16	—
State Street	AUD	72	USD	54	07/01/16	—

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 97

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Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	87	USD	64	07/01/16	—
State Street	AUD	118	USD	88	07/01/16	—
State Street	AUD	178	USD	133	07/01/16	—
State Street	AUD	100	USD	74	09/21/16	—
State Street	CAD	17	USD	13	07/05/16	—
State Street	CAD	19	USD	15	07/05/16	—
State Street	CHF	28	USD	29	07/01/16	—
State Street	CHF	29	USD	30	07/01/16	—
State Street	EUR	9	USD	10	07/01/16	—
State Street	EUR	12	USD	14	07/01/16	—
State Street	EUR	15	USD	17	07/01/16	—
State Street	EUR	20	USD	22	07/01/16	—
State Street	EUR	27	USD	30	07/01/16	—
State Street	EUR	47	USD	53	07/01/16	—
State Street	EUR	56	USD	62	07/01/16	—
State Street	EUR	61	USD	67	07/01/16	—
State Street	EUR	111	USD	123	07/01/16	—
State Street	EUR	137	USD	152	07/01/16	—
State Street	EUR	16	USD	18	07/05/16	—
State Street	EUR	20	USD	22	07/05/16	—
State Street	EUR	85	USD	94	07/05/16	—
State Street	EUR	136	USD	151	07/05/16	(1)
State Street	EUR	400	USD	452	09/21/16	6
State Street	GBP	11	USD	14	07/01/16	—
State Street	GBP	11	USD	15	07/01/16	—
State Street	GBP	11	USD	15	07/01/16	—
State Street	GBP	11	USD	15	07/01/16	—
State Street	GBP	12	USD	16	07/01/16	—
State Street	GBP	12	USD	17	07/01/16	—
State Street	GBP	13	USD	18	07/01/16	—
State Street	GBP	14	USD	19	07/01/16	—
State Street	GBP	14	USD	19	07/01/16	—
State Street	GBP	17	USD	24	07/01/16	—
State Street	GBP	25	USD	33	07/01/16	—
State Street	GBP	30	USD	40	07/01/16	—
State Street	GBP	156	USD	209	07/01/16	1
State Street	GBP	2	USD	2	07/05/16	—
State Street	GBP	3	USD	4	07/05/16	—
State Street	GBP	6	USD	8	07/05/16	—
State Street	GBP	21	USD	28	07/05/16	—
State Street	GBP	26	USD	34	07/05/16	—
State Street	HKD	47	USD	6	07/05/16	—
State Street	HKD	49	USD	6	07/05/16	—
State Street	HKD	93	USD	12	07/05/16	—
State Street	HKD	103	USD	13	07/05/16	—
State Street	HKD	127	USD	16	07/05/16	—
State Street	HKD	142	USD	18	07/05/16	—
State Street	HKD	269	USD	35	07/05/16	—
State Street	HKD	278	USD	36	07/05/16	—
State Street	HKD	451	USD	58	07/05/16	—
State Street	HKD	543	USD	70	07/05/16	—
State Street	HKD	556	USD	72	07/05/16	—
State Street	HKD	747	USD	96	07/05/16	—
State Street	HKD	1,086	USD	140	07/05/16	—
State Street	HKD	1,804	USD	232	07/05/16	—
State Street	JPY	124	USD	1	07/01/16	—

98 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	JPY	2,204	USD	22	07/01/16	—
State Street	JPY	7,396	USD	72	07/01/16	1
State Street	JPY	325	USD	3	07/05/16	—
State Street	JPY	388	USD	4	07/05/16	—
State Street	JPY	1,569	USD	15	07/05/16	—
State Street	JPY	1,574	USD	15	07/05/16	—
State Street	JPY	1,687	USD	16	07/05/16	—
State Street	JPY	1,707	USD	17	07/05/16	—
State Street	JPY	1,893	USD	18	07/05/16	—
State Street	JPY	2,225	USD	22	07/05/16	—
State Street	JPY	3,838	USD	37	07/05/16	—
State Street	JPY	5,014	USD	49	07/05/16	—
State Street	JPY	7,306	USD	71	07/05/16	—
State Street	JPY	9,297	USD	90	07/05/16	—
State Street	JPY	9,305	USD	91	07/05/16	1
State Street	JPY	11,061	USD	108	07/05/16	1
State Street	JPY	13,135	USD	128	07/05/16	2
State Street	JPY	13,939	USD	136	07/05/16	1
State Street	SEK	184	USD	22	07/01/16	—
State Street	SEK	56	USD	7	07/05/16	—
State Street	SEK	303	USD	36	07/05/16	—
State Street	SGD	19	USD	14	07/05/16	—
State Street	SGD	20	USD	15	07/05/16	—
State Street	SGD	28	USD	21	07/05/16	—
State Street	SGD	95	USD	71	07/05/16	—
UBS	AUD	100	USD	74	09/21/16	—
UBS	EUR	100	USD	114	09/21/16	2
UBS	JPY	10,000	USD	94	09/21/16	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(86)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$48,076	$—	$—	$48,076	5.9
Austria	—	2,460	—	—	2,460	0.3
Belgium	—	52	—	—	52	—*
Brazil	25	—	—	—	25	—*
Canada	20,862	—	—	—	20,862	2.6
China	—	544	—	—	544	0.1
Finland	—	1,041	—	—	1,041	0.1
France	5,046	22,061	—	—	27,107	3.3
Germany	—	22,424	—	—	22,424	2.7
Hong Kong	—	72,995	—	—	72,995	8.9
Ireland	—	2,736	—	—	2,736	0.3
Italy	—	861	—	—	861	0.1
Japan	—	93,935	—	—	93,935	11.5

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 99

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Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Netherlands	—	7,282	—	—	7,282	0.9
Norway	—	1,006	—	—	1,006	0.1
Singapore	—	12,567	—	—	12,567	1.5
Spain	—	6,418	—	—	6,418	0.8
Sweden	—	5,877	—	—	5,877	0.7
Switzerland	—	4,303	—	—	4,303	0.5
United Kingdom	—	46,900	—	—	46,900	5.7
United States	416,772	—	—	—	416,772	50.9
Short-Term Investments	—	—	—	13,931	13,931	1.7
Other Securities	—	—	—	4,556	4,556	0.6
Total Investments	442,705	351,538	—	18,487	812,730	99.2
Other Assets and Liabilities, Net						0.8
						100.0
Other Financial Instruments
Futures Contracts	182	—	—	—	182	—*
Foreign Currency Exchange Contracts	2	(88)	—	—	(86)	(—)*
Total Other Financial Instruments**	$184	$(88)	$—	$—	$96

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.
Amounts in thousands

Fair Value
Property Sector Exposure	$
Diversified	235,546
Healthcare	46,874
Industrial	33,194
Lodging/Resorts	29,659
Office	97,551
Office Mixed	5,267
Residential	116,988
Retail	203,758
Self Storage	25,406
Short-Term Investments	13,931
Other Securities	4,556
Total Investments	812,730

See accompanying notes which are an integral part of the financial statements.

100 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$141
Variation margin on futures contracts*	394	—
Total	$394	$141
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$212	$—
Unrealized depreciation on foreign currency exchange contracts	—	227
Total	$212	$227
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$79	$—
Foreign currency-related transactions**	—	524
Total	$79	$524
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(252)	$—
Foreign currency-related transactions***	—	(101)
Total	$(252)	$(101)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 101

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Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$4,544	$—	$4,544
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		141	—	141
Futures Contracts	Variation margin on futures contracts		130	—	130
Total Financial and Derivative Assets			4,815	—	4,815
Financial and Derivative Assets not subject to a netting agreement			(141)	—	(141)
Total Financial and Derivative Assets subject to a netting agreement			$4,674	$—	$4,674

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$60	$60	$—	$—
BNP Paribas		45	45	—	—
Brown Brothers Harriman		9	—	—	9
Citigroup		745	7	738	—
Fidelity		339	—	339	—
Goldman Sachs		223	—	223	—
JPMorgan Chase		336	—	336	—
Merrill Lynch		2,908	—	2,908	—
State Street		7	—	—	7
UBS		2	2	—	—
Total		$4,674	$114	$4,544	$16

See accompanying notes which are an integral part of the financial statements.

102 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$227	$—	$227
Total Financial and Derivative Liabilities		227	—	227
Financial and Derivative Liabilities not subject to a netting agreement		(9)	—	(9)
Total Financial and Derivative Liabilities subject to a netting agreement		$218	$—	$218

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$117	$60	$—	$57
BNP Paribas	79	45	—	34
Citigroup	18	7	—	11
UBS	4	2	—	2
Total	$218	$114	$—	$104

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 103

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$691,573
Investments, at fair value(*)(>)	812,730
Cash (restricted)(a)	1,370
Foreign currency holdings(^)	898
Unrealized appreciation on foreign currency exchange contracts	141
Receivables:
Dividends and interest	2,753
Dividends from affiliated Russell funds	6
Investments sold	10,773
Fund shares sold	25
Foreign capital gains taxes recoverable	141
Variation margin on futures contracts	130
Prepaid expenses	8
Total assets	828,975
Liabilities
Payables:
Investments purchased	4,295
Fund shares redeemed	93
Accrued fees to affiliates	564
Other accrued expenses	168
Unrealized depreciation on foreign currency exchange contracts	227
Payable upon return of securities loaned	4,556
Total liabilities	9,903
Net Assets	$819,072
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(6,197)
Accumulated net realized gain (loss)	(2,344)
Unrealized appreciation (depreciation) on:
Investments	121,157
Futures contracts	182
Foreign currency-related transactions	(117)
Shares of beneficial interest	526
Additional paid-in capital	705,865
Net Assets	$819,072
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$15.57
Net assets	$819,071,770
Shares outstanding ($.01 par value)	52,606,044
Amounts in thousands
(^) Foreign currency holdings - cost	$896
(*) Securities on loan included in investments	$4,544
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$18,487
(a) Cash Collateral for Futures	$1,370
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

104 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$14,311
Dividends from affiliated Russell funds	34
Securities lending income .	37
Less foreign taxes withheld	(611)
Total investment income	13,771
Expenses
Advisory fees	3,087
Administrative fees	193
Custodian fees	188
Transfer agent fees .	17
Professional fees	41
Trustees’ fees	12
Printing fees	50
Miscellaneous	10
Total expenses	3,598
Net investment income (loss)	10,173
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,432
Futures contracts	79
Foreign currency-related transactions	462
Net realized gain (loss)	6,973
Net change in unrealized appreciation (depreciation) on:
Investments	34,934
Futures contracts	(252)
Foreign currency-related transactions	(106)
Net change in unrealized appreciation (depreciation)	34,576
Net realized and unrealized gain (loss)	41,549
Net Increase (Decrease) in Net Assets from Operations	$51,722

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 105

Russell Investment Funds
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,173	$14,621
Net realized gain (loss)	6,973	30,811
Net change in unrealized appreciation (depreciation)	34,576	(43,119)
Net increase (decrease) in net assets from operations	51,722	2,313

Distributions
From net investment income	(6,525)	(12,834)
From net realized gain	(26)	(35,698)
Net decrease in net assets from distributions	(6,551)	(48,532)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,190)	46,934
Total Net Increase (Decrease) in Net Assets	40,981	715

Net Assets
Beginning of period	778,091	777,376
End of period	$819,072	$778,091
Undistributed (overdistributed) net investment income included in net assets	$(6,197)	$(9,845)

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	523	$7,689	2,025	$31,721
Proceeds from reinvestment of distributions	440	6,551	3,235	48,532
Payments for shares redeemed	(1,246)	(18,430)	(2,115)	(33,319)
Total increase (decrease)	(283)	$(4,190)	3,145	$46,934

See accompanying notes which are an integral part of the financial statements.

106 Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Funds
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	14.71	.26	.72	.98	(.12)	—(c)
December 31, 2015	15.63	.29	(.25)	.04	(.25)	(.71)
December 31, 2014	14.68	.28	1.89	2.17	(.52)	(.70)
December 31, 2013	15.37	.31	.24	.55	(.63)	(.61)
December 31, 2012	12.65	.30	3.15	3.45	(.73)	—
December 31, 2011	13.92	.29	(1.25)	(.96)	(.31)	—

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 108

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.12)	15.57	6.73	819,072.93		.93	3.58	36
(.96)	14.71	.25	778,091.93		.93	1.86	64
(1.22)	15.63	14.75	777,376.95		.95	1.76	64
(1.24)	14.68	3.70	658,413.93		.93	1.97	72
(.73)	15.37	27.56	608,360.95		.95	2.08	59
(.31)	12.65	(7.05)	470,964.95		.95	2.11	57

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 109

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2016 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

110 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedules of Investments 111

Russell Investment Funds

Notes to Financial Highlights — June 30, 2016 (Unaudited)

(1) For the period ended June 30, 2016 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and for certain funds, custody credit arrangements.
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

112 Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2016 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these Funds. The
Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services Company, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Notes to Financial Statements 113

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market), are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary
Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as
Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

114 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: any market movement of the U.S. securities market;
a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Aggressive Equity, Non-U.S. and Core Bond Funds had no transfers between Levels 1, 2, and 3 for the period ended June 30, 2016.

At the beginning of the period, the Global Real Estate Securities Fund had transfers out of Level 2 into Level 1 representing financial instruments for which ITG fair value pricing was applied at year end, but not applied as of June 30, 2016. As of June 30,
2016, the amount transferred from Level 2 to Level 1 was $25,321.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising

Notes to Financial Statements 115

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2016, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2013 through December 31, 2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	Multi-Style Equity, Aggressive Equity, Core Bond and Global
Real Estate Securities Funds
Annually	Mid-December	Non-U.S. Fund

116 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

The Funds intend to distribute substantially all of the distributions they receive from Real Estate Investment Trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Non-U.S. and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Non-U.S. and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2016. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation)
on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. The Non-U.S. Fund had a deferred capital gains tax liability of $8,310 as of June 30, 2016. The Non-U.S. Fund had $117 included in net realized gain (loss) on investments in the
Statements of Operations related to capital gains taxes for the period ended June 30, 2016.

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Notes to Financial Statements 117

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2016, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Return enhancement, hedging, exposing cash to markets and trade settlements
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2016	June 30, 2016
Non-U.S. Fund	$149,046,180	$123,314,874
Core Bond Fund	235,831,701	201,858,196
Global Real Estate Securities Fund	19,536,416	22,745,448

118 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2016	June 30, 2016
Non-U.S. Fund	$149,720,443	$124,475,564
Core Bond Fund	234,400,350	202,186,517
Global Real Estate Securities Fund	19,783,075	22,636,117

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended June 30, 2016, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

The Core Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

		Notional of Options Contracts Opened or Closed
Funds		March 31, 2016	June 30, 2016
Core Bond Fund	Opened	—	10,340,000
	Closed	26,150,000	6,000,000

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily

Notes to Financial Statements 119

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Return enhancement, hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

			Notional of Futures Contracts Opened or Closed
Funds		March 31, 2016	June 30, 2016
Multi-Style Equity Fund	Opened	35,970,447	32,922,959
	Closed	36,314,886	38,098,344
Aggressive Equity Fund	Opened	16,857,048	21,266,039
	Closed	18,691,805	20,087,414
Non-U.S. Fund	Opened	115,031,999	118,926,208
	Closed	116,607,396	129,192,180
Core Bond Fund	Opened	219,885,667	588,524,084
	Closed	159,153,875	470,782,617
Global Real Estate Securities Fund	Opened	36,486,516	29,739,657
	Closed	36,295,991	35,364,148

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-
defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the

120 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current
Notes to Financial Statements 121

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended June 30, 2016, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Core Bond Fund	90,102,293	12,880,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended June 30, 2016, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

122 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

The Core Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Core Bond Fund	8,536,815	8,423,176

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2016, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund’s total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Core Bond Fund	104,949,749	78,811,752

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended June 30, 2016, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Notes to Financial Statements 123

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Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2016, the Core Bond Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due
124 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards

Notes to Financial Statements 125

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

126 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Core Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of June 30, 2016, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended June 30, 2016, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Notes to Financial Statements 127

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Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

	Purchases	Sales
Multi-Style Equity Fund	$335,567,538	$487,899,553
Aggressive Equity Fund	93,686,306	105,251,738
Non-U.S. Fund	46,328,420	41,107,544
Core Bond Fund	230,314,437	222,733,127
Global Real Estate Securities Fund	276,966,979	274,009,070

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Core Bond Fund	$578,446,811	$568,947,649

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of June 30, 2016, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers
Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of
non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

Brokerage Commissions
The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC
(“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or
RIM. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIM to assist RIM in its investment decision-making process in its capacity as Adviser to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIM or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIM may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers. In addition, RIM recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIM by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIM may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIM or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIM are approved and monitored by a Soft Commission Committee
(“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIM using soft commissions generated by funds managed by RIM or its affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the
Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the
SCC once RIM’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

128 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIM or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to
RIM.
4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS, in its capacity as the
Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIM is an indirect, wholly-
owned subsidiary of Emerald Acquisition Limited, a company incorporated under the laws of England and Wales.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2016, the Funds had invested $187,651,319 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $23,237,149 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.

The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

		Annual Rate
Funds	Advisory (%)	Administrative (%)
Multi-Style Equity Fund	0.73	up to 0.05
Aggressive Equity Fund	0.90	up to 0.05
Non-U.S. Fund	0.90	up to 0.05
Core Bond Fund	0.55	up to 0.05
Global Real Estate Securities Fund	0.80	up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2016:

	Advisory	Administrative
Multi-Style Equity Fund	$1,579,647	$108,194
Aggressive Equity Fund	919,529	51,085
Non-U.S. Fund	1,537,698	85,427
Core Bond Fund	2,368,363	215,306
Global Real Estate Securities Fund	3,087,274	192,954

RIM has agreed to certain waivers of its advisory fees as follows:

For the Core Bond Fund, RIM has contractually agreed, until April 30, 2017, to waive 0.02% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended
June 30, 2016 was $86,122. There were no reimbursements during the period.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. RIFUS, in its capacity as the Funds'
transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing
Notes to Financial Statements 129

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2016 were as follows:

Amount
Multi-Style Equity Fund	$9,521
Aggressive Equity Fund	4,495
Non-U.S. Fund	7,518
Core Bond Fund	18,947
Global Real Estate Securities Fund	16,980

Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to the distribution agreement with the Investment Company. The Distributor receives no compensation from Investment Company for its services.

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended June 30, 2016 were as follows:

	Multi-Style Equity	Aggressive Equity		Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Advisory fees	$265,167	$155,684	$257,938	$383,120	$526,265
Administration fees	18,162	8,649	14,330	36,143	32,891
Transfer agent fees	1,598	761	1,261	3,181	2,894
Trustee fees	1,647	1,013	1,369	1,981	2,067
	$286,574	$166,107	$274,898	$424,425	$564,117

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended June 30, 2016, the Global Real Estate Securities Fund engaged in purchases of securities pursuant to Rule
17a-7 of the Investment Company Act in the amount of $18,088.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2016 with Underlying
Funds which are, or were, an affiliated company, are as follows:

	Fair Value,				Change in
	Beginning of			Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Multi-Style Equity Fund

130 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Russell U.S. Cash Management Fund $	19,043	$78,003	$79,859	$—	$—	$17,187	$42	$—
Aggressive Equity Fund
Russell U.S. Cash Management Fund $	12,216	$31,110	$32,513	$—	$—	$10,813	$21	$—
Russell U.S. Cash Collateral Fund	13,404	38,621	35,834	—	—	16,191	165	—
	$25,620	$69,731	$68,347	$—	$—	$27,004	$186	$—
Non-U.S. Fund
Russell U.S. Cash Management Fund $	17,236	$44,271	$51,462	$—	$—	$10,045	$31	$—
Russell U.S. Cash Collateral Fund	2,761	57,537	57,808	$—	—	2,490	128	—
	$19,997	$101,808	$109,270	$—	$—	$12,535	$159	$—
Core Bond Fund
Russell U.S. Cash Management Fund $	153,874	$648,910	$667,109	$—	$—	$135,675	$336	$—
Global Real Estate Securities Fund
Russell U.S. Cash Management Fund $	20,350	$86,368	$92,787	$—	$—	$13,931	$34	$—
Russell U.S. Cash Collateral Fund $	8,223	$53,137	$56,804	$—	$—	$4,556	$37	$—
	$28,573	$139,505	$149,591	$—	$—	$18,487	$71	$—

Board of Trustees
The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 41 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Fund Complex.

For the period ended June 30, 2016, the total amount of regular compensation paid to Trustees by the Funds was $16,209.
5. Federal Income Taxes
At June 30, 2016, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/2017	Totals
Non-U.S. Fund	$36,702,163	$36,702,163

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Multi-Style Equity	Aggressive Equity		Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Cost of Investments	$390,951,682	$213,401,679	$326,109,173	$921,941,762	$715,728,144
Unrealized Appreciation	$61,376,961	$19,633,989	$35,880,478	$18,374,214	$114,385,520
Unrealized Depreciation	(12,381,761)	(8,984,173)	(27,215,006)	(7,028,564)	(17,383,554)
Net Unrealized Appreciation (Depreciation)	$48,995,200	$10,649,816	$8,665,472	$11,345,650	$97,001,966

6. Record Ownership
At June 30, 2016, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Multi-Style Equity Fund	2	80.1
Aggressive Equity Fund	2	72.7

Notes to Financial Statements 131

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Non-U.S. Fund	2	73.4
Core Bond Fund	2	75.8
Global Real Estate Securities Fund	2	92.1

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
8. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIM. On December 8, 2014,
Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIM and RIFUS are defending the actions.
9. Unfunded Loan Commitments
The Core Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Statements of Investments. For the period ended April 30, 2016, there were no unfunded loan commitments held by the Fund.

10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

On July 1, 2016, the Board declared dividends payable from net investment income. Dividends were paid July 6, 2016, to shareholders of record on July 5, 2016.

132 Notes to Financial Statements

Russell Investment Funds

Affiliated Brokerage Transactions — June 30, 2016 (Unaudited)

As mentioned in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize Russell
Investments Implementation Services, LLC, (“RIIS”) and its independent brokers. RIS is a registered broker-dealer and investment adviser and an affiliate with RIM. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets RIM may manage to effect a Fund’s investment strategies and /or modify a Fund’s overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIS to effect certain futures, swaps, over-the-
counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the
Funds. In addition, the Funds’ money managers may execute portfolio securities transactions with broker-dealers affiliated with the money manager as well as with brokers affiliated with other money managers.

Amounts retained by broker-dealers that were affiliated with RIM or the relevant money managers for the period ended June 30, 2016 from portfolio transactions effected for the Funds were as follows:

Fund Name	Amount
Multi-Style Equity Fund	$12,212
Aggressive Equity Fund	—
Non-U.S. Fund	14,712
Core Bond Fund	36,204
Global Real Estate Securities Fund	4,483

Affiliated Brokerage Transactions 133

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board received the following proposals from RIM: (i) at a meeting held on March 1, 2016, to effect Money Manager changes for the Multi-Style Equity Fund; and (ii) at a meeting held on May 24, 2016, to effect Money Manager changes for the Core Bond Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the
Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments
Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning
Fund assets to the Money Manager. The Trustees’ approval also reflected their findings at prior meetings, including their July 29, 2014 meeting, where each Fund’s then existing advisory agreement with RIM was approved, and their December 16, 2015 meeting, where a new advisory agreement with RIM was approved for a two-year period following a change in control of RIM, as well as information received throughout the course of the year, regarding the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed money manager changes because the money manager’s investment advisory fees are paid by RIM.

134 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information 135

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2016
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex
consists of Russell Investment Company (“RIC”), which has 41 funds and Russell Investment Funds (“RIF”), which has 9 funds.
Each of the trustees is a trustee of RIC and RIF. The first table provides information for the independent trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Effective June 30,
2016, Ms. Sandra Cavanaugh retired from Russell Investments and resigned her position as an Interested Trustee of the Trust.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	50	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

136 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	50	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

Disclosure of Information about Fund Trustees and Officers 137

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	50	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Until May
			(investment company)		6, 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	50	Until October
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.		Exchange
98101		Appointed until	(investment company)		Traded Funds
		successor is			Trust
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	50	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

138 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	50	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,		Russell
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper		Exchange
98101	Committee since	Appointed until	and forest products)		Traded Funds
	2007	successor is			Trust
duly elected and
qualified
Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	50	• Director,
Born March 21, 1949	Chairman of	successor is			Board
1301 Second Avenue,	the Investment	duly elected and			Chairman and
18th Floor, Seattle, WA	Committee since	qualified			Chairman
98101	2015	Appointed until			of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	50	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Disclosure of Information about Fund Trustees and Officers 139

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIM
18th Floor, Seattle, WA
98101

Mark E. Swanson,	President and Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Executive Officer	is chosen and	• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC
1301 Second Avenue	since 2016	qualified by	and RIF
18th Floor, Seattle, WA	Treasurer and Chief	Trustees	• Director, President and CEO, RIFUS
98101	Accounting Officer		• Director, RIM, Russell Investments Trust Company (“RITC”) and
	since 1998		Russell Investments Financial Services, LLC (“RIFIS”)
• October 2011 to December 2013, Head of North America Operations
Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U.S. One Inc.

140 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Adviser, Money Managers and Service Providers — June 30, 2016 (Unaudited)

Independent Trustees	Distributor
Thaddas L. Alston	Russell Investments Financial Services, LLC
Kristianne Blake	1301 Second Avenue
Cheryl Burgermeister	Seattle, WA 98101
Daniel P. Connealy
Katherine W. Krysty	Money Managers
Raymond P. Tennison, Jr.	Multi-Style Equity Fund
Jack R. Thompson	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Columbus Circle Investors, Stamford, CT
Trustee Emeritus	Jacobs Levy Equity Management, Inc., Florham Park, NJ
George F. Russell, Jr.	Mar Vista Investment Partners, LLC, Los Angeles, CA
Officers	Suffolk Capital Management, LLC, New York, NY
Cheryl Wichers, Chief Compliance Officer	Aggressive Equity Fund
Jeffrey T. Hussey, Chief Investment Officer	DePrince, Race & Zollo, Inc., Winter Park, FL
Mark E. Swanson, President and Chief Executive Officer,	Monarch Partners Asset Management, LLC, Boston, MA
Treasurer and Chief Accounting Officer	RBC Global Asset Management (U.S.) Inc., Minneapolis, MN
Mary Beth R. Albaneze, Secretary	Snow Capital Management, LLC, Sewickley, PA
Adviser	Timpani Capital Management, LLC, Milwaukee, WI
Russell Investment Management, LLC	Non-U.S. Fund
1301 Second Avenue	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Seattle, WA 98101	MFS Institutional Advisors Inc., Boston, MA
Administrator and Transfer and Dividend Disbursing	Pzena Investment Management LLC, New York, NY
Agent	William Blair & Company L.L.C., Chicago, IL
Russell Investments Fund Services, LLC	Core Bond Fund
1301 Second Avenue	Colchester Global Investors Ltd, London, England
Seattle, WA 98101	Logan Circle Partners, L.P., Philadelphia, PA
Custodian	Metropolitan West Asset Management LLC, Los Angeles, CA
State Street Bank and Trust Company	Pareto Investment Management Limited, London, UK
1 Heritage Drive	Scout Investments, Inc., Kansas City, MO
North Quincy, MA 02171	Western Asset Management Company, Pasadena, CA
Office of Shareholder Inquiries	Global Real Estate Securities Fund
1301 Second Avenue	Cohen & Steers Capital Management, Inc., New York, NY
Seattle, WA 98101	INVESCO Advisers, Inc. which acts as a money manager to
(800) 787-7354	the Fund through its INVESCO Real Estate Division,
Dallas, TX
Legal Counsel	Morgan Stanley Investment Management Inc., New York, NY
Dechert LLP	Morgan Stanley Investment Management Limited, London,
One International Place, 40th Floor	England
100 Oliver Street	Morgan Stanley Investment Management Company, Singapore
Boston, MA 02110

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers 141

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2016 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,051.50	$1,024.32
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.56	$0.55
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.11%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period). May reflect amounts waived and/or reimbursed. Without any
= 8.6), then multiply the result by the number in the first column	waivers and/or reimbursements, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.0%
Alternative - 5.5%
RIC Russell Commodity Strategies Fund Class Y		394,712		2,262
RIC Russell Global Infrastructure Fund Class Y		240,900		2,852
RIF Global Real Estate Securities Fund		73,212		1,140
				6,254
Domestic Equities - 15.4%
RIC Russell U.S. Defensive Equity Fund Class Y		91,140		4,549
RIC Russell U.S. Dynamic Equity Fund Class Y		357,153		3,322
RIF Aggressive Equity Fund		340,929		4,480
RIF Multi-Style Equity Fund		303,922		5,066
				17,417
Fixed Income - 61.4%
RIC Russell Global Opportunistic Credit Fund Class Y		1,977,947		18,731
RIC Russell Investment Grade Bond Fund Class Y		631,299		14,198
RIF Core Bond Fund		3,359,684		36,385
				69,314
International Equities - 15.7%
RIC Russell Emerging Markets Fund Class Y		300,685		4,570
RIC Russell Global Equity Fund Class Y		672,043		6,653
RIF Non-U.S. Fund		613,403		6,533
				17,756
Total Investments in Russell Affiliated Mutual Funds
(cost $102,248)				110,741
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (1,725)	USD	3,565	(ÿ)	37
Total Options Purchased
(cost $94)				37
Short-Term Investments - 1.2%
Russell U.S. Cash Management Fund		1,319,786	(8)	1,320
Total Short-Term Investments
(cost $1,320)				1,320
Total Investments 99.2%
(identified cost $103,662)				112,098
Other Assets and Liabilities, Net - 0.8%				860
Net Assets - 100.0%				112,958

See accompanying notes which are an integral part of the financial statements.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC 40 Euro Index Futures	5	EUR	212	07/16	4
Euro STOXX 50 Index Futures	5	EUR	143	09/16	2
IBEX 35 Index Futures	1	EUR	81	07/16	—
OMXS30 Index Futures	4	SEK	527	07/16	2
Russell 1000 Mini Index Futures	2	USD	231	09/16	3
S&P 500 E-Mini Index Futures	16	USD	1,672	09/16	19
S&P Mid 400 E-Mini Index Futures	3	USD	448	09/16	11
TOPIX Index Futures	1	JPY	12,455	09/16	(9)
Short Positions
FTSE 100 Index Futures	8	GBP	514	09/16	(54)
MSCI EAFE Mini Index Futures	7	USD	565	09/16	17
MSCI Emerging Markets Mini Index Futures	5	USD	209	09/16	(7)
Russell 1000 Mini Index Futures	1	USD	116	09/16	1
S&P 500 E-Mini Index Futures	5	USD	522	09/16	4
S&P Mid 400 E-Mini Index Futures	1	USD	149	09/16	2
S&P/TSX 60 Index Futures	2	CAD	326	09/16	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	695	2,596.70	EUR	2,003	09/16/16	(39)
S&P 500 Index	Put	1,725	1,962.06	USD	3,385	07/29/16	(11)
Total Liability for Options Written (premiums received $126)							(50)

Transactions in options written contracts for the period ended June 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	3,704	208
Closed	—	—
Expired	(1,284)	(83)
Outstanding June 30, 2016	2,420	$125

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	213	AUD	286	07/08/16	1
State Street	USD	193	AUD	260	09/21/16	—
State Street	USD	285	CAD	369	07/08/16	1
State Street	USD	531	CAD	680	09/21/16	(5)
State Street	USD	287	CHF	281	07/08/16	—
State Street	USD	1,045	EUR	941	07/08/16	(1)
State Street	USD	541	GBP	403	07/08/16	(5)
State Street	USD	3	HKD	20	07/08/16	—
State Street	USD	81	HKD	627	07/08/16	—
State Street	USD	707	JPY	72,608	07/08/16	(4)
State Street	USD	866	JPY	92,740	09/21/16	34
State Street	USD	105	SEK	888	07/08/16	—

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1	SGD	1	07/08/16	—
State Street	USD	39	SGD	52	07/08/16	—
State Street	AUD	10	USD	7	07/08/16	—
State Street	AUD	276	USD	200	07/08/16	(6)
State Street	AUD	286	USD	213	08/05/16	(1)
State Street	CAD	10	USD	8	07/08/16	—
State Street	CAD	359	USD	275	07/08/16	(2)
State Street	CAD	369	USD	285	08/05/16	(1)
State Street	CHF	12	USD	12	07/08/16	—
State Street	CHF	269	USD	272	07/08/16	(3)
State Street	CHF	281	USD	288	08/05/16	—
State Street	EUR	16	USD	18	07/08/16	—
State Street	EUR	925	USD	1,033	07/08/16	6
State Street	EUR	941	USD	1,046	08/05/16	—
State Street	EUR	460	USD	524	09/21/16	12
State Street	GBP	6	USD	9	07/08/16	1
State Street	GBP	397	USD	581	07/08/16	53
State Street	GBP	403	USD	542	08/05/16	5
State Street	GBP	70	USD	102	09/21/16	8
State Street	HKD	647	USD	83	07/08/16	—
State Street	HKD	627	USD	81	08/05/16	—
State Street	JPY	2,932	USD	27	07/08/16	(1)
State Street	JPY	69,676	USD	628	07/08/16	(47)
State Street	JPY	72,608	USD	708	08/05/16	4
State Street	SEK	20	USD	2	07/08/16	—
State Street	SEK	868	USD	104	07/08/16	2
State Street	SEK	888	USD	105	08/05/16	—
State Street	SGD	53	USD	38	07/08/16	(1)
State Street	SGD	52	USD	39	08/05/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						50

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	1,169	09/02/16	(64)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(64)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 month LIBOR rate plus a fee of 0.050%.

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Barclays	USD	3,700	(1.000%)	06/20/21	276
CDX Investment Grade Index	Goldman Sachs	USD	5,300	5.000%	06/20/21	170
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $379						446

See accompanying notes which are an integral part of the financial statements.

6 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Russell Affiliated Mutual
Funds	$110,741	$—	$—	$—	$110,741	98.0
Options Purchased	37	—	—	—	37	—*
Short-Term Investments	—	—	—	1,320	1,320	1.2
Total Investments	110,778	—	—	1,320	112,098	99.2
Other Assets and Liabilities, Net						0.8
						100.0
Other Financial Instruments
Futures Contracts	(6)	—	—	—	(6)	(—)*
Options Written	(50)	—	—	—	(50)	(—)*
Foreign Currency Exchange Contracts	(7)	57	—	—	50	—*
Total Return Swap Contracts	—	(64)	—	—	(64)	(0.1)
Credit Default Swap Contracts	—	446	—	—	446	0.4
Total Other Financial Instruments**	$(63)	$439	$—	$—	$376

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 7

Russell Investment Funds
Moderate Strategy Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$37	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	127
Variation margin on futures contracts**	65	—	—
Credit default swap contracts, at fair value	—	446	—
Total	$102	$446	$127
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$71	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	77
Options written, at fair value	50	—	—
Total return swap contracts, at fair value	64	—	—
Total	$185	$—	$77
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$(82)	$—	$—
Futures contracts	(69)	—	—
Options written	83	—	—
Total return swap contracts	(92)	—	—
Credit default swap contracts	—	62	—
Foreign currency-related transactions****	—	—	23
Total	$(160)	$62	$23
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$(57)	$—	$—
Futures contracts	3	—	—
Options written	76	—	—
Total return swap contracts	(45)	—	—
Credit default swap contracts	—	88	—
Foreign currency-related transactions******	—	—	64
Total	$(23)	$88	$64

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$37	$—	$37
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	127	—	127
Futures Contracts	Variation margin on futures contracts	35	—	35
Credit Default Swap Contracts	Credit default swap contracts, at fair value	446	—	446
Total Financial and Derivative Assets		645	—	645
Financial and Derivative Assets not subject to a netting agreement		(483)	—	(483)
Total Financial and Derivative Assets subject to a netting agreement		$162	$—	$162

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$37	$11	$—	$26
State Street	125	68	—	57
Total	$162	$79	$—	$83

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 9

Russell Investment Funds
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$35	$—	$35
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	77	—	77
Options Written Contracts	Options written, at fair value	50	—	50
Total Return Swap Contracts	Total return swap contracts, at fair value	64	—	64
Total Financial and Derivative Liabilities		226	—	226
Financial and Derivative Liabilities not subject to a netting agreement		(45)	—	(45)
Total Financial and Derivative Liabilities subject to a netting agreement		$181	$—	$181

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$113	$11	$—	$102
State Street	68	68	—	—
Total	$181	$79	$—	$102

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$103,662
Investments, at fair value(>)	112,098
Cash (restricted)(a)(b)	900
Foreign currency holdings(^)	75
Unrealized appreciation on foreign currency exchange contracts	127
Receivables:
Fund shares sold	14
From affiliates	3
Variation margin on futures contracts	35
Prepaid expenses	1
Credit default swap contracts, at fair value(+)	446
Total assets	113,699
Liabilities
Payables:
Due to custodian	26
Due to broker (c)	437
Investments purchased	4
Fund shares redeemed	10
Accrued fees to affiliates	5
Other accrued expenses	33
Variation margin on futures contracts	35
Unrealized depreciation on foreign currency exchange contracts	77
Options written, at fair value(x)	50
Total return swap contracts, at fair value(8)	64
Total liabilities	741
Net Assets	$112,958

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 11

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$125
Accumulated net realized gain (loss)	(3,655)
Unrealized appreciation (depreciation) on:
Investments	8,436
Futures contracts	(6)
Options written	76
Total return swap contracts	(64)
Credit default swap contracts	67
Foreign currency-related transactions	49
Shares of beneficial interest	113
Additional paid-in capital	107,817
Net Assets	$112,958
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.04
Net assets	$112,958,129
Shares outstanding ($.01 par value)	11,253,809
Amounts in thousands
(^) Foreign currency holdings - cost	$76
(x) Premiums received on options written	$126
(+) Credit default swap contracts - premiums paid (received)	$379
(>) Investments in affiliated Russell funds	$112,061
(a) Cash Collateral for Futures	$400
(b) Cash Collateral for Swaps	$500
(c) Due to Broker for Swaps	$437
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$697
Expenses
Advisory fees	109
Administrative fees	23
Custodian fees	13
Transfer agent fees	2
Professional fees	19
Trustees’ fees	2
Printing fees	11
Miscellaneous	3
Expenses before reductions	182
Expense reductions	(122)
Net expenses	60
Net investment income (loss)	637
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(440)
Futures contracts	(69)
Options written	83
Total return swap contracts	(92)
Credit default swap contracts	62
Foreign currency-related transactions	23
Capital gain distributions from Underlying Funds	70
Net realized gain (loss)	(363)
Net change in unrealized appreciation (depreciation) on:
Investments	5,072
Futures contracts	3
Options written	76
Total return swap contracts	(45)
Credit default swap contracts	88
Foreign currency-related transactions	63
Net change in unrealized appreciation (depreciation)	5,257
Net realized and unrealized gain (loss)	4,894
Net Increase (Decrease) in Net Assets from Operations	$5,531

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 13

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$637	$2,871
Net realized gain (loss)	(363)	2,533
Net change in unrealized appreciation (depreciation)	5,257	(7,223)
Net increase (decrease) in net assets from operations	5,531	(1,819)
Distributions
From net investment income	(762)	(2,802)
From net realized gain	(1,773)	(2,669)
Net decrease in net assets from distributions	(2,535)	(5,471)
Share Transactions*
Net increase (decrease) in net assets from share transactions	1,917	417
Total Net Increase (Decrease) in Net Assets	4,913	(6,873)
Net Assets
Beginning of period	108,045	114,918
End of period	$112,958	$108,045
Undistributed (overdistributed) net investment income included in net assets	$125	$250

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	672	$6,529	836	$8,599
Proceeds from reinvestment of distributions	267	2,535	538	5,470
Payments for shares redeemed	(735)	(7,147)	(1,321)	(13,652)
Total increase (decrease)	204	$1,917	53	$417

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

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Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss) (a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	9.78	.06	.43	.49	(.07)	(.16)
December 31, 2015	10.45	.26	(.43)	(.17)	(.25)	(.25)
December 31, 2014	10.41	.31	.19	.50	(.30)	(.16)
December 31, 2013	10.10	.18	.50	.68	(.18)	(.19)
December 31, 2012	9.41	.30	.73	1.03	(.29)	(.05)
December 31, 2011	9.64	.27	(.26)	.01	(.24)	—

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 16

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.23)	10.04	5.15	112,958.34		.11	.58	10
(.50)	9.78	(1.71)	108,045.32		.11	2.57	29
(.46)	10.45	4.85	114,918.35		.10	2.89	18
(.37)	10.41	6.79	103,093.35		.10	1.69	18
(.34)	10.10	11.07	94,221.36		.10	3.01	20
(.24)	9.41	.12	75,056.38		.10	2.80	10

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,037.00	$1,024.32
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.56	$0.55
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.11%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period). May reflect amounts waived and/or reimbursed. Without any
= 8.6), then multiply the result by the number in the first column	waivers and/or reimbursements, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

18 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 97.8%
Alternative - 7.3%
RIC Russell Commodity Strategies Fund Class Y		1,102,963		6,320
RIC Russell Global Infrastructure Fund Class Y		958,586		11,350
RIF Global Real Estate Securities Fund		181,882		2,832
				20,502
Domestic Equities - 27.7%
RIC Russell U.S. Defensive Equity Fund Class Y		396,868		19,808
RIC Russell U.S. Dynamic Equity Fund Class Y		2,078,864		19,333
RIF Aggressive Equity Fund		1,276,727		16,776
RIF Multi-Style Equity Fund		1,306,426		21,778
				77,695
Fixed Income - 37.1%
RIC Russell Global Opportunistic Credit Fund Class Y		2,975,054		28,175
RIF Core Bond Fund		7,023,577		76,065
				104,240
International Equities - 25.7%
RIC Russell Emerging Markets Fund Class Y		1,122,782		17,066
RIC Russell Global Equity Fund Class Y		2,798,446		27,705
RIF Non-U.S. Fund		2,553,549		27,195
				71,966
Total Investments in Russell Affiliated Mutual Funds
(cost $246,651)				274,403
Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (7,186)	USD	14,849	(ÿ)	153
Total Options Purchased
(cost $394)				153
Short-Term Investments - 1.1%
Russell U.S. Cash Management Fund		3,116,305	(8)	3,116
Total Short-Term Investments
(cost $3,116)				3,116
Total Investments 99.0%
(identified cost $250,161)				277,672
Other Assets and Liabilities, Net - 1.0%				2,840
Net Assets - 100.0%				280,512

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 19

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	5	EUR	435	07/16	15
CAC 40 Euro Index Futures	27	EUR	1,143	07/16	23
DAX Index Futures	5	EUR	1,209	09/16	14
Euro STOXX 50 Index Futures	24	EUR	685	09/16	10
FTSE/MIB Index Futures	3	EUR	243	09/16	1
IBEX 35 Index Futures	5	EUR	406	07/16	—
OMXS30 Index Futures	19	SEK	2,505	07/16	10
Russell 1000 Mini Index Futures	5	USD	578	09/16	(1)
S&P 500 E-Mini Index Futures	54	USD	5,644	09/16	29
S&P Mid 400 E-Mini Index Futures	6	USD	896	09/16	4
TOPIX Index Futures	2	JPY	24,910	09/16	(17)
Short Positions
FTSE 100 Index Futures	38	GBP	2,440	09/16	(258)
MSCI EAFE Mini Index Futures	37	USD	2,988	09/16	89
MSCI Emerging Markets Mini Index Futures	24	USD	1,002	09/16	(32)
Russell 1000 Mini Index Futures	1	USD	116	09/16	1
S&P 500 E-Mini Index Futures	20	USD	2,090	09/16	15
S&P Mid 400 E-Mini Index Futures	2	USD	299	09/16	5
S&P/TSX 60 Index Futures	12	CAD	1,954	09/16	(6)
SPI 200 Index Futures	9	AUD	1,165	09/16	(2)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(100)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	2,813	2,596.70	EUR	8,106	09/16/16	(157)
S&P 500 Index	Put	7,186	1,962.06	USD	14,099	07/29/16	(45)
Total Liability for Options Written (premiums received $513)							(202)

Transactions in options written contracts for the period ended June 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	13,395	732
Closed	—	—
Expired	(3,396)	(219)
Outstanding June 30, 2016	9,999	$513

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	89	AUD	120	09/21/16	—
Bank of America	USD	896	CAD	1,145	09/21/16	(9)
Bank of America	USD	1,987	JPY	212,500	09/21/16	76
Bank of America	EUR	1,795	USD	2,047	09/21/16	49
Bank of America	GBP	275	USD	401	09/21/16	35
Bank of Montreal	USD	465	AUD	625	07/08/16	1
Bank of Montreal	USD	624	CAD	808	07/08/16	2
Bank of Montreal	USD	629	CHF	616	07/08/16	1

See accompanying notes which are an integral part of the financial statements.

20 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	2,286	EUR	2,059	07/08/16	(1)
Bank of Montreal	USD	1,182	GBP	881	07/08/16	(9)
Bank of Montreal	USD	177	HKD	1,373	07/08/16	—
Bank of Montreal	USD	1,547	JPY	158,839	07/08/16	(9)
Bank of Montreal	USD	229	SEK	1,943	07/08/16	1
Bank of Montreal	USD	85	SGD	115	07/08/16	—
Bank of Montreal	AUD	611	USD	442	07/08/16	(13)
Bank of Montreal	AUD	625	USD	464	08/05/16	(1)
Bank of Montreal	CAD	796	USD	611	07/08/16	(5)
Bank of Montreal	CAD	808	USD	624	08/05/16	(2)
Bank of Montreal	CHF	595	USD	601	07/08/16	(8)
Bank of Montreal	CHF	616	USD	630	08/05/16	(1)
Bank of Montreal	EUR	2,048	USD	2,287	07/08/16	14
Bank of Montreal	EUR	2,059	USD	2,288	08/05/16	1
Bank of Montreal	GBP	879	USD	1,286	07/08/16	118
Bank of Montreal	GBP	881	USD	1,182	08/05/16	9
Bank of Montreal	HKD	1,432	USD	184	07/08/16	—
Bank of Montreal	HKD	1,373	USD	177	08/05/16	—
Bank of Montreal	JPY	154,263	USD	1,390	07/08/16	(104)
Bank of Montreal	JPY	158,839	USD	1,548	08/05/16	8
Bank of Montreal	SEK	1,921	USD	231	07/08/16	4
Bank of Montreal	SEK	1,943	USD	229	08/05/16	(1)
Bank of Montreal	SGD	119	USD	86	07/08/16	(2)
Bank of Montreal	SGD	115	USD	85	08/05/16	—
BNP Paribas	USD	89	AUD	120	09/21/16	—
BNP Paribas	USD	896	CAD	1,145	09/21/16	(9)
BNP Paribas	USD	1,986	JPY	212,500	09/21/16	77
BNP Paribas	EUR	1,795	USD	2,046	09/21/16	49
BNP Paribas	GBP	275	USD	402	09/21/16	35
Commonwealth Bank of Australia	USD	466	AUD	625	07/08/16	—
Commonwealth Bank of Australia	USD	626	CAD	808	07/08/16	—
Commonwealth Bank of Australia	USD	631	CHF	616	07/08/16	—
Commonwealth Bank of Australia	USD	2,294	EUR	2,059	07/08/16	(8)
Commonwealth Bank of Australia	USD	1,186	GBP	881	07/08/16	(13)
Commonwealth Bank of Australia	USD	177	HKD	1,373	07/08/16	—
Commonwealth Bank of Australia	USD	1,546	JPY	158,839	07/08/16	(7)
Commonwealth Bank of Australia	USD	230	SEK	1,943	07/08/16	—
Commonwealth Bank of Australia	USD	85	SGD	115	07/08/16	—
Commonwealth Bank of Australia	AUD	611	USD	443	07/08/16	(13)
Commonwealth Bank of Australia	AUD	625	USD	466	08/05/16	—
Commonwealth Bank of Australia	CAD	796	USD	611	07/08/16	(5)
Commonwealth Bank of Australia	CAD	808	USD	626	08/05/16	—
Commonwealth Bank of Australia	CHF	595	USD	602	07/08/16	(7)
Commonwealth Bank of Australia	CHF	616	USD	632	08/05/16	—
Commonwealth Bank of Australia	EUR	2,048	USD	2,289	07/08/16	16
Commonwealth Bank of Australia	EUR	2,059	USD	2,296	08/05/16	8
Commonwealth Bank of Australia	GBP	879	USD	1,287	07/08/16	117
Commonwealth Bank of Australia	GBP	881	USD	1,187	08/05/16	13
Commonwealth Bank of Australia	HKD	1,432	USD	184	07/08/16	—
Commonwealth Bank of Australia	HKD	1,373	USD	177	08/05/16	—
Commonwealth Bank of Australia	JPY	154,263	USD	1,391	07/08/16	(102)
Commonwealth Bank of Australia	JPY	158,839	USD	1,547	08/05/16	7
Commonwealth Bank of Australia	SEK	1,921	USD	231	07/08/16	4
Commonwealth Bank of Australia	SEK	1,943	USD	230	08/05/16	—
Commonwealth Bank of Australia	SGD	119	USD	86	07/08/16	(2)
Commonwealth Bank of Australia	SGD	115	USD	85	08/05/16	—
State Street	USD	15	HKD	118	07/08/16	—

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 21

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	6	SGD	8	07/08/16	—
State Street	AUD	29	USD	21	07/08/16	(1)
State Street	CAD	24	USD	18	07/08/16	—
State Street	CHF	42	USD	43	07/08/16	—
State Street	EUR	22	USD	25	07/08/16	—
State Street	GBP	5	USD	7	07/08/16	1
State Street	JPY	9,152	USD	84	07/08/16	(5)
State Street	SEK	43	USD	5	07/08/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						309

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	3,392	09/02/16	(187)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(187)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Barclays	USD	6,500	(1.000%)	06/20/21	485
CDX Investment Grade Index	Goldman Sachs	USD	11,700	5.000%	06/20/21	375
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $701						860

Presentation of Portfolio Holdings

Amounts in thousands
	Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Russell Affiliated Mutual
Funds	$274,403	$—	$—	$—	$274,403	97.8
Options Purchased	153	—	—	—	153	0.1
Short-Term Investments	—	—	—	3,116	3,116	1.1
Total Investments	274,556	—	—	3,116	277,672	99.0
Other Assets and Liabilities, Net						1.0
						100.0
Other Financial Instruments
Futures Contracts	(100)	—	—	—	(100)	(—)*
Options Written	(202)	—	—	—	(202)	(0.1)
Foreign Currency Exchange Contracts	—	309	—	—	309	0.1
Total Return Swap Contracts	—	(187)	—	—	(187)	(0.1)
Credit Default Swap Contracts	—	860	—	—	860	0.3
Total Other Financial Instruments**	$(302)	$982	$—	$—	$680

See accompanying notes which are an integral part of the financial statements.

22 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 23

Russell Investment Funds
Balanced Strategy Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$153	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	646
Variation margin on futures contracts**	216	—	—
Credit default swap contracts, at fair value	—	860	—
Total	$369	$860	$646
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$316	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	337
Options written, at fair value	202	—	—
Total return swap contracts, at fair value	187	—	—
Total	$705	$—	$337
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(507)	$—	$—
Total return swap contracts	(257)	—	—
Credit default swap contracts	—	153	—
Foreign currency-related transactions***	—	—	(41)
Total	$(764)	$153	$(41)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(241)	$—	$—
Futures contracts	(16)	—	—
Options written	311	—	—
Total return swap contracts	(131)	—	—
Credit default swap contracts	—	228	—
Foreign currency-related transactions*****	—	—	382
Total	$(77)	$228	$382

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
***** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

24 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$153	$—	$153
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	646	—	646
Futures Contracts	Variation margin on futures contracts	137	—	137
Credit Default Swap Contracts	Credit default swap contracts, at fair value	860	—	860
Total Financial and Derivative Assets		1,796	—	1,796
Financial and Derivative Assets not subject to a netting agreement		(997)	—	(997)
Total Financial and Derivative Assets subject to a netting agreement		$799	$—	$799

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$312	$312	$—	$—
Bank of Montreal	157	154	—	3
BNP Paribas	162	9	—	153
Commonwealth Bank of Australia	167	159	—	8
State Street	1	1	—	—
Total	$799	$635	$—	$164

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 25

Russell Investment Funds
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$173	$—	$173
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	337	—	337
Options Written Contracts	Options written, at fair value	202	—	202
Total Return Swap Contracts	Total return swap contracts, at fair value	187	—	187
Total Financial and Derivative Liabilities		899	—	899
Financial and Derivative Liabilities not subject to a netting agreement		(171)	—	(171)
Total Financial and Derivative Liabilities subject to a netting agreement		$728	$—	$728

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$399	$312	$—	$87
Bank of Montreal	154	154	—	—
BNP Paribas	10	9	—	1
Commonwealth Bank of Australia	159	159	—	—
State Street	6	1	—	5
Total	$728	$635	$—	$93

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$250,161
Investments, at fair value(>)	277,672
Cash (restricted)(a)(b)	2,700
Foreign currency holdings(^)	304
Unrealized appreciation on foreign currency exchange contracts	646
Receivables:
Dividends and interest	1
Investments sold	141
Variation margin on futures contracts	137
Prepaid expenses	2
Credit default swap contracts, at fair value (+)	860
Total assets	282,463
Liabilities
Payables:
Due to broker (c)	836
Fund shares redeemed	141
Accrued fees to affiliates	13
Other accrued expenses	62
Variation margin on futures contracts	173
Unrealized depreciation on foreign currency exchange contracts	337
Options written, at fair value(x)	202
Total return swap contracts, at fair value(8)	187
Total liabilities	1,951
Net Assets	$280,512

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 27

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$176
Accumulated net realized gain (loss)	(9,485)
Unrealized appreciation (depreciation) on:
Investments	27,511
Futures contracts	(100)
Options written	311
Total return swap contracts	(187)
Credit default swap contracts	159
Foreign currency-related transactions	305
Shares of beneficial interest	291
Additional paid-in capital	261,531
Net Assets	$280,512
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.65
Net assets	$280,512,302
Shares outstanding ($.01 par value)	29,060,582
Amounts in thousands
(^) Foreign currency holdings - cost	$308
(x) Premiums received on options written	$513
(+) Credit default swap contracts - premiums paid (received)	$701
(>) Investments in affiliated Russell funds	$277,519
(8) Total return swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$1,700
(b) Cash Collateral for Swaps	$1,000
(c) Due Broker for Swaps	$836
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$1,543
Expenses
Advisory fees	279
Administrative fees	59
Custodian fees	16
Transfer agent fees .	6
Professional fees	25
Trustees’ fees	5
Printing fees	23
Miscellaneous	3
Expenses before reductions	416
Expense reductions	(263)
Net expenses	153
Net investment income (loss)	1,390
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(838)
Futures contracts	(507)
Total return swap contracts	(257)
Credit default swap contracts	153
Foreign currency-related transactions	(41)
Capital gain distributions from Underlying Funds	319
Net realized gain (loss)	(1,171)
Net change in unrealized appreciation (depreciation) on:
Investments	9,235
Futures contracts	(16)
Options written	311
Total return swap contracts	(131)
Credit default swap contracts	228
Foreign currency-related transactions	378
Net change in unrealized appreciation (depreciation)	10,005
Net realized and unrealized gain (loss)	8,834
Net Increase (Decrease) in Net Assets from Operations	$10,224

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 29

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,390	$6,669
Net realized gain (loss)	(1,171)	9,665
Net change in unrealized appreciation (depreciation)	10,005	(23,183)
Net increase (decrease) in net assets from operations	10,224	(6,849)
Distributions
From net investment income	(1,924)	(6,507)
From net realized gain	(302)	(17,348)
Net decrease in net assets from distributions	(2,226)	(23,855)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(16,161)	5,252
Total Net Increase (Decrease) in Net Assets	(8,163)	(25,452)

Net Assets
Beginning of period	288,675	314,127
End of period	$280,512	$288,675
Undistributed (overdistributed) net investment income included in net assets	$176	$710

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	465	$4,289	1,258	$12,856
Proceeds from reinvestment of distributions	241	2,226	2,420	23,854
Payments for shares redeemed	(2,427)	(22,676)	(3,096)	(31,458)
Total increase (decrease)	(1,721)	$(16,161)	582	$5,252

See accompanying notes which are an integral part of the financial statements.

30 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	9.38	.05	.29	.34	(.06)	(.01)
December 31, 2015	10.40	.22	(.44)	(.22)	(.22)	(.58)
December 31, 2014	10.44	.31	.17	.48	(.31)	(.21)
December 31, 2013	9.55	.21	.96	1.17	(.21)	(.07)
December 31, 2012	8.66	.23	.89	1.12	(.23)	—
December 31, 2011	9.07	.21	(.42)	(.21)	(.20)	—

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 32

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.07)	9.65	3.70	280,512.30		.11	.50	2
(.80)	9.38	(2.30)	288,675.29		.11	2.16	23
(.52)	10.40	4.61	314,127.31		.10	2.91	22
(.28)	10.44	12.43	304,103.31		.10	2.09	11
(.23)	9.55	12.95	253,080.32		.10	2.49	21
(.20)	8.66	(2.40)	201,069.31		.10	2.36	8

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,025.90	$1,024.27
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.60	$0.60
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.12%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period). May reflect amounts waived and/or reimbursed. Without any
= 8.6), then multiply the result by the number in the first column	waivers and/or reimbursements, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

34 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.1%
Alternative - 10.1%
RIC Russell Commodity Strategies Fund Class Y		1,057,684		6,060
RIC Russell Global Infrastructure Fund Class Y		687,652		8,142
RIF Global Real Estate Securities Fund		390,729		6,084
				20,286
Domestic Equities - 36.1%
RIC Russell U.S. Defensive Equity Fund Class Y		324,394		16,190
RIC Russell U.S. Dynamic Equity Fund Class Y		1,698,044		15,792
RIF Aggressive Equity Fund		1,372,423		18,034
RIF Multi-Style Equity Fund		1,323,666		22,065
				72,081
Fixed Income - 18.1%
RIC Russell Global Opportunistic Credit Fund Class Y		1,065,804		10,093
RIF Core Bond Fund		2,415,631		26,161
				36,254
International Equities - 33.8%
RIC Russell Emerging Markets Fund Class Y		1,209,140		18,379
RIC Russell Global Equity Fund Class Y		2,401,683		23,777
RIF Non-U.S. Fund		2,383,769		25,387
				67,543
Total Investments in Russell Affiliated Mutual Funds
(cost $181,134)				196,164
Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (7,186)	USD	14,849	(ÿ)	153
Total Options Purchased
(cost $394)				153
Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund		2,758,566	(8)	2,759
Total Short-Term Investments
(cost $2,759)				2,759
Total Investments 99.6%
(identified cost $184,287)				199,076
Other Assets and Liabilities, Net - 0.4%				834
Net Assets - 100.0%				199,910

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 35

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	2	EUR	174	07/16	6
CAC 40 Euro Index Futures	7	EUR	297	07/16	6
DAX Index Futures	1	EUR	242	09/16	3
Euro STOXX 50 Index Futures	6	EUR	171	09/16	3
FTSE/MIB Index Futures	1	EUR	81	09/16	—
IBEX 35 Index Futures	1	EUR	81	07/16	—
OMXS30 Index Futures	5	SEK	659	07/16	3
Russell 1000 Mini Index Futures	6	USD	693	09/16	(8)
Russell 2000 Mini Index Futures	4	USD	459	09/16	(8)
S&P 500 E-Mini Index Futures	61	USD	6,375	09/16	63
S&P Mid 400 E-Mini Index Futures	7	USD	1,045	09/16	(16)
TOPIX Index Futures	11	JPY	137,005	09/16	(92)
Short Positions
FTSE 100 Index Futures	21	GBP	1,349	09/16	(143)
mini MSCI EAFE Index Futures	3	USD	242	09/16	7
mini MSCI Emerging Markets Index Futures	6	USD	250	09/16	(7)
S&P/TSX 60 Index Futures	5	CAD	814	09/16	(2)
SPI 200 Index Futures	4	AUD	518	09/16	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(186)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	2,844	2,596.70	EUR	8,196	09/16/16	(159)
S&P 500 Index	Put	7,186	1,962.06	USD	14,099	07/29/16	(45)
Total Liability for Options Written (premiums received $516)							(204)

Transactions in options written contracts for the period ended June 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	12,334	665
Closed	—	—
Expired	(2,304)	(149)
Outstanding June 30, 2016	10,030	$516

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	637	AUD	857	07/08/16	2
State Street	USD	289	AUD	390	09/21/16	1
State Street	USD	856	CAD	1,108	07/08/16	2
State Street	USD	1,953	CAD	2,500	09/21/16	(18)
State Street	USD	863	CHF	844	07/08/16	1
State Street	USD	3,134	EUR	2,823	07/08/16	(2)
State Street	USD	1,623	GBP	1,208	07/08/16	(15)
State Street	USD	6	HKD	46	07/08/16	—
State Street	USD	243	HKD	1,882	07/08/16	—
State Street	USD	2,121	JPY	217,827	07/08/16	(12)

See accompanying notes which are an integral part of the financial statements.

36 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	3,820	JPY	408,910	09/21/16	150
State Street	USD	314	SEK	2,664	07/08/16	1
State Street	USD	1	SGD	2	07/08/16	—
State Street	USD	117	SGD	157	07/08/16	—
State Street	AUD	35	USD	25	07/08/16	(1)
State Street	AUD	822	USD	596	07/08/16	(17)
State Street	AUD	857	USD	637	08/05/16	(2)
State Street	CAD	36	USD	27	07/08/16	—
State Street	CAD	1,072	USD	823	07/08/16	(7)
State Street	CAD	1,108	USD	856	08/05/16	(2)
State Street	CHF	43	USD	44	07/08/16	—
State Street	CHF	801	USD	810	07/08/16	(10)
State Street	CHF	844	USD	865	08/05/16	(1)
State Street	EUR	65	USD	73	07/08/16	1
State Street	EUR	2,758	USD	3,080	07/08/16	19
State Street	EUR	2,823	USD	3,138	08/05/16	1
State Street	EUR	2,300	USD	2,618	09/21/16	58
State Street	GBP	25	USD	36	07/08/16	3
State Street	GBP	1,183	USD	1,732	07/08/16	157
State Street	GBP	1,208	USD	1,623	08/05/16	15
State Street	GBP	110	USD	160	09/21/16	13
State Street	HKD	1,928	USD	248	07/08/16	—
State Street	HKD	1,882	USD	243	08/05/16	—
State Street	JPY	10,070	USD	92	07/08/16	(5)
State Street	JPY	207,757	USD	1,873	07/08/16	(139)
State Street	JPY	217,827	USD	2,123	08/05/16	11
State Street	SEK	77	USD	9	07/08/16	—
State Street	SEK	2,587	USD	311	07/08/16	5
State Street	SEK	2,664	USD	314	08/05/16	(1)
State Street	SGD	159	USD	115	07/08/16	(3)
State Street	SGD	157	USD	116	08/05/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						205

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	7,017	09/02/16	(386)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $—					(386)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 37

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Russell Affiliated Mutual
Funds	$196,164	$—	$—	$—	$196,164	98.1
Options Purchased	153	—	—	—	153	0.1
Short-Term Investments	—	—	—	2,759	2,759	1.4
Total Investments	196,317	—	—	2,759	199,076	99.6
Other Assets and Liabilities, Net						0.4
						100.0
Other Financial Instruments
Futures Contracts	(186)	—	—	—	(186)	(0.1)
Options Written	(204)	—	—	—	(204)	(0.1)
Foreign Currency Exchange Contracts	(21)	226	—	—	205	0.1
Total Return Swap Contracts	—	(386)	—	—	(386)	(0.2)
Total Other Financial Instruments*	$(411)	$(160)	$—	$—	$(571)

*     Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

38 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$153	$—
Unrealized appreciation on foreign currency exchange contracts	—	440
Variation margin on futures contracts**	91	—
Total	$244	$440

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$277	$—
Unrealized depreciation on foreign currency exchange contracts	—	235
Options written, at fair value	204	—
Total return swap contracts, at fair value	386	—
Total	$867	$235
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(39)	$—
Total return swap contracts	(516)	—
Foreign currency-related transactions***	—	207
Total	$(555)	$207

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(240)	$—
Futures contracts	(118)	—
Options written	312	—
Total return swap contracts	(271)	—
Foreign currency-related transactions*****	—	225
Total	$(317)	$225

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net realized gain (loss) on purchased options as reported in the Schedule of Investments.
***** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 39

Russell Investment Funds
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$153	$—	$153
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	440	—	440
Futures Contracts	Variation margin on futures contracts	119	—	119
Total Financial and Derivative Assets		712	—	712
Financial and Derivative Assets not subject to a netting agreement		(126)	—	(126)
Total Financial and Derivative Assets subject to a netting agreement		$586	$—	$586

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$153	$153	$—	$—
State Street	433	208	—	225
Total	$586	$361	$—	$225

See accompanying notes which are an integral part of the financial statements.

40 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
	Gross		Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$52	$—	$52
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	235	—	235
Options Written Contracts	Options written, at fair value	204	—	204
Total Return Swap Contracts	Total return swap contracts, at fair value	386	—	386
Total Financial and Derivative Liabilities		877	—	877
Financial and Derivative Liabilities not subject to a netting agreement		(80)	—	(80)
Total Financial and Derivative Liabilities subject to a netting agreement		$797	$—	$797

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$589	$153	$—	$436
State Street	208	208	—	—
Total	$797	$361	$—	$436

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 41

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$184,287
Investments, at fair value(>)	199,076
Cash (restricted)(a)	900
Foreign currency holdings(^)	307
Unrealized appreciation on foreign currency exchange contracts	440
Receivables:
Dividends and interest	1
Investments sold	47
Fund shares sold	1
Variation margin on futures contracts	119
Prepaid expenses	2
Total assets	200,893
Liabilities
Payables:
Fund shares redeemed	48
Accrued fees to affiliates	10
Other accrued expenses	48
Variation margin on futures contracts	52
Unrealized depreciation on foreign currency exchange contracts	235
Options written, at fair value(x)	204
Total return swap contracts, at fair value(8)	386
Total liabilities	983

Net Assets	$199,910

See accompanying notes which are an integral part of the financial statements.

42 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$123
Accumulated net realized gain (loss)	(7,823)
Unrealized appreciation (depreciation) on:
Investments	14,789
Futures contracts	(186)
Options written	312
Total return swap contracts	(386)
Foreign currency-related transactions	200
Shares of beneficial interest	219
Additional paid-in capital	192,662
Net Assets	$199,910
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.13
Net assets	$199,909,968
Shares outstanding ($.01 par value)	21,884,614
Amounts in thousands
(^) Foreign currency holdings - cost	$312
(x) Premiums received on options written	$516
(8) Total return swap contracts – premiums paid (received)	$—
(>) Investments in affiliated Russell funds	$198,923
(a) Cash Collateral for Futures	$900
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 43

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$969

Expenses
Advisory fees	194
Administrative fees	41
Custodian fees	13
Transfer agent fees -	4
Professional fees	22
Trustees’ fees	3
Printing fees	17
Miscellaneous	4
Expenses before reductions	298
Expense reductions	(182)
Net expenses	116
Net investment income (loss)	853

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(944)
Futures contracts	(39)
Total return swap contracts	(516)
Foreign currency-related transactions	207
Capital gain distributions from Underlying Funds	314
Net realized gain (loss)	(978)
Net change in unrealized appreciation (depreciation) on:
Investments	5,149
Futures contracts	(118)
Options written	312
Total return swap contracts	(271)
Foreign currency-related transactions	225
Net change in unrealized appreciation (depreciation)	5,297
Net realized and unrealized gain (loss)	4,319
Net Increase (Decrease) in Net Assets from Operations	$5,172

See accompanying notes which are an integral part of the financial statements.

44 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$853	$3,732
Net realized gain (loss)	(978)	5,995
Net change in unrealized appreciation (depreciation)	5,297	(16,703)
Net increase (decrease) in net assets from operations	5,172	(6,976)
Distributions
From net investment income	(873)	(3,824)
From net realized gain	(11)	(13,529)
Net decrease in net assets from distributions	(884)	(17,353)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,494)	16,124
Total Net Increase (Decrease) in Net Assets	(206)	(8,205)
Net Assets
Beginning of period	200,116	208,321
End of period	$199,910	$200,116
Undistributed (overdistributed) net investment income included in net assets	$123	$143

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Proceeds from shares sold	507	$4,439	1,379	$13,505
Proceeds from reinvestment of distributions	100	884	1,836	17,354
Payments for shares redeemed	(1,117)	(9,817)	(1,502)	(14,735)
Total increase (decrease)	(510)	$(4,494)	1,713	$16,124

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 45

Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016 (1)	8.94	.04	.19	.23	(.04)	—(g)
December 31, 2015	10.07	.17	(.48)	(.31)	(.18)	(.64)
December 31, 2014	10.23	.31	.07	.38	(.30)	(.24)
December 31, 2013	8.97	.22	1.26	1.48	(.22)	—
December 31, 2012	8.01	.18	.95	1.13	(.17)	—
December 31, 2011	8.57	.17	(.57)	(.40)	(.16)	—

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 46

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.04)	9.13	2.59	199,910.31		.12	.45	3
(.82)	8.94	(3.31)	200,116.30		.11	1.78	23
(.54)	10.07	3.76	208,321.32		.10	2.97	20
(.22)	10.23	16.56	189,956.32		.10	2.29	12
(.17)	8.97	14.22	145,155.34		.10	2.07	25
(.16)	8.01	(4.73)	111,479.34		.10	2.02	10

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 47

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2016 to June 30, 2016.	Beginning Account Value
	January 1, 2016	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2016	$1,023.40	$1,024.27
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.60	$0.60
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.12%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 182/366 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period). May reflect amounts waived and/or reimbursed. Without any
= 8.6), then multiply the result by the number in the first column	waivers and/or reimbursements, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

48 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — June 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.2%
Alternative - 10.2%
RIC Russell Commodity Strategies Fund Class Y		242,120		1,387
RIC Russell Global Infrastructure Fund Class Y		158,526		1,877
RIF Global Real Estate Securities Fund		90,709		1,412
				4,676
Domestic Equities - 38.9%
RIC Russell U.S. Defensive Equity Fund Class Y		83,819		4,183
RIC Russell U.S. Dynamic Equity Fund Class Y		436,356		4,058
RIF Aggressive Equity Fund		380,973		5,006
RIF Multi-Style Equity Fund		275,021		4,585
				17,832
Fixed Income - 9.2%
RIC Russell Global Opportunistic Credit Fund Class Y		443,449		4,200
International Equities - 39.9%
RIC Russell Emerging Markets Fund Class Y		369,169		5,611
RIC Russell Global Equity Fund Class Y		687,667		6,808
RIF Non-U.S. Fund		547,880		5,835
				18,254
Total Investments in Russell Affiliated Mutual Funds
(cost $39,511)				44,962
Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (1,821)	USD	3,763	(ÿ)	39
Total Options Purchased
(cost $100)				39
Short-Term Investments - 1.1%
Russell U.S. Cash Management Fund		498,655	(8)	499
Total Short-Term Investments
(cost $499)				499
Total Investments 99.4%
(identified cost $40,110)				45,500
Other Assets and Liabilities, Net - 0.6%				275
Net Assets - 100.0%				45,775

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 49

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	1	EUR	87	07/16	3
CAC 40 Euro Index Futures	1	EUR	42	07/16	1
Euro STOXX 50 Index Futures	1	EUR	28	09/16	—
Russell 1000 Mini Index Futures	2	USD	231	09/16	(2)
Russell 2000 Mini Index Futures	1	USD	115	09/16	(3)
S&P 500 E-Mini Index Futures	17	USD	1,777	09/16	18
S&P Mid 400 E-Mini Index Futures	2	USD	299	09/16	(5)
TOPIX Index Futures	4	JPY	49,820	09/16	(35)
Short Positions
FTSE 100 Index Futures	5	GBP	321	09/16	(34)
mini MSCI EAFE Index Futures	2	USD	162	09/16	5
mini MSCI Emerging Markets Index Futures	15	USD	626	09/16	(20)
S&P/TSX 60 Index Futures	1	CAD	163	09/16	(1)
SPI 200 Index Futures	1	AUD	129	09/16	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(73)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Euro STOXX 50 Index	Put	727	2,596.70	EUR	2,095	09/16/16	(41)
S&P 500 Index	Put	1,821	1,962.06	USD	3,573	07/29/16	(11)
Total Liability for Options Written (premiums received $132)							(52)

Transactions in options written contracts for the period ended June 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	3,154	171
Closed	(606)	(39)
Expired	—	—
Outstanding June 30, 2016	2,548	$132

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	161	AUD	216	07/08/16	—
State Street	USD	111	AUD	150	09/21/16	—
State Street	USD	215	CAD	279	07/08/16	1
State Street	USD	531	CAD	680	09/21/16	(5)
State Street	USD	218	CHF	213	07/08/16	—
State Street	USD	789	EUR	711	07/08/16	—
State Street	USD	408	GBP	304	07/08/16	(4)
State Street	USD	58	GBP	40	09/21/16	(5)
State Street	USD	3	HKD	20	07/08/16	—
State Street	USD	61	HKD	474	07/08/16	—
State Street	USD	534	JPY	54,839	07/08/16	(3)
State Street	USD	1,172	JPY	125,480	09/21/16	47
State Street	USD	79	SEK	671	07/08/16	—
State Street	USD	1	SGD	1	07/08/16	—

See accompanying notes which are an integral part of the financial statements.

50 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	30	SGD	40	07/08/16	—
State Street	AUD	5	USD	4	07/08/16	—
State Street	AUD	211	USD	153	07/08/16	(4)
State Street	AUD	216	USD	161	08/05/16	—
State Street	CAD	4	USD	3	07/08/16	—
State Street	CAD	275	USD	211	07/08/16	(2)
State Street	CAD	279	USD	215	08/05/16	(1)
State Street	CHF	8	USD	8	07/08/16	—
State Street	CHF	205	USD	207	07/08/16	(3)
State Street	CHF	213	USD	218	08/05/16	—
State Street	EUR	4	USD	4	07/08/16	—
State Street	EUR	707	USD	789	07/08/16	5
State Street	EUR	711	USD	790	08/05/16	—
State Street	EUR	530	USD	603	09/21/16	13
State Street	GBP	1	USD	1	07/08/16	—
State Street	GBP	303	USD	444	07/08/16	41
State Street	GBP	304	USD	408	08/05/16	4
State Street	HKD	494	USD	64	07/08/16	—
State Street	HKD	474	USD	61	08/05/16	—
State Street	JPY	1,586	USD	15	07/08/16	(1)
State Street	JPY	53,253	USD	480	07/08/16	(36)
State Street	JPY	54,839	USD	534	08/05/16	3
State Street	SEK	8	USD	1	07/08/16	—
State Street	SEK	663	USD	80	07/08/16	1
State Street	SEK	671	USD	79	08/05/16	—
State Street	SGD	41	USD	30	07/08/16	(1)
State Street	SGD	40	USD	30	08/05/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						50

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Dow Jones U.S. Real Estate Index	Bank of America	USD	1,638	09/02/16	(90)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $—					(90)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.050%.

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Russell Affiliated Mutual
Funds	$44,962	$—	$—	$—	$44,962	98.2
Options Purchased	39	—	—	—	39	0.1
Short-Term Investments	—	—	—	499	499	1.1
Total Investments	45,001	—	—	499	45,500	99.4
Other Assets and Liabilities, Net						0.6
						100.0

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 51

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — June 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Futures Contracts	(73)	—	—	—	(73)	(0.2)
Options Written	(52)	—	—	—	(52)	(0.1)
Foreign Currency Exchange Contracts	(5)	55	—	—	50	0.1
Total Return Swap Contracts	—	(90)	—	—	(90)	(0.2)
Total Other Financial Instruments*	$(130)	$(35)	$—	$—	$(165)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

52 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — June 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$39	$—
Unrealized appreciation on foreign currency exchange contracts	—	115
Variation margin on futures contracts**	27	—
Total	$66	$115
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$100	$—
Unrealized depreciation on foreign currency exchange contracts	—	65
Options written, at fair value	52	—
Total return swap contracts, at fair value	90	—
Total	$242	$65
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(61)	$—
Total return swap contracts	(121)	—
Foreign currency-related transactions***	—	72
Total	$(182)	$72
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(61)	$—
Futures contracts	(53)	—
Options written	80	—
Total return swap contracts	(63)	—
Foreign currency-related transactions*****	—	55
Total	$(97)	$55

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
***** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 53

Russell Investment Funds
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$39	$—	$39
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	115	—	115
Futures Contracts	Variation margin on futures contracts	32	—	32
Total Financial and Derivative Assets		186	—	186
Financial and Derivative Assets not subject to a netting agreement		(34)	—	(34)
Total Financial and Derivative Assets subject to a netting agreement		$152	$—	$152

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$39	$39	$—	$—
State Street	113	58	—	55
Total	$152	$97	$—	$55

See accompanying notes which are an integral part of the financial statements.

54 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$20	$—	$20
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	65	—	65
Options Written Contracts	Options written, at fair value	52	—	52
Total Return Swap Contracts	Total return swap contracts, at fair value	90	—	90
Total Financial and Derivative Liabilities		227	—	227
Financial and Derivative Liabilities not subject to a netting agreement		(27)	—	(27)
Total Financial and Derivative Liabilities subject to a netting agreement		$200	$—	$200

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$142	$39	$—	$103
State Street	58	58	—	—
Total	$200	$97	$—	$103

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 55

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$40,110
Investments, at fair value(>)	45,500
Cash (restricted)(a)	300
Foreign currency holdings(^)	79
Unrealized appreciation on foreign currency exchange contracts	115
Receivables:
Investments sold	8
From affiliates	4
Variation margin on futures contracts	32
Total assets	46,038
Liabilities
Payables:
Fund shares redeemed	8
Accrued fees to affiliates	2
Other accrued expenses	26
Variation margin on futures contracts	20
Unrealized depreciation on foreign currency exchange contracts	65
Options written, at fair value(x)	52
Total return swap contracts, at fair value(8)	90
Total liabilities	263
Net Assets	$45,775

See accompanying notes which are an integral part of the financial statements.

56 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — June 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$39
Accumulated net realized gain (loss)	(4,248)
Unrealized appreciation (depreciation) on:
Investments	5,390
Futures contracts	(73)
Options written	80
Total return swap contracts	(90)
Foreign currency-related transactions	49
Shares of beneficial interest	54
Additional paid-in capital	44,574
Net Assets	$45,775
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$8.41
Net assets	$45,774,919
Shares outstanding ($.01 par value)	5,440,789
Amounts in thousands
(^) Foreign currency holdings - cost	$80
(x) Premiums received on options written	$132
(8) Total return swap contracts – premiums paid (received)	$—
(>) Investments in affiliated Russell funds	$45,461
(a) Cash Collateral for Futures	$300
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 57

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$224
Expenses
Advisory fees	46
Administrative fees	10
Custodian fees	12
Transfer agent fees	1
Professional fees	18
Trustees’ fees	1
Printing fees	6
Miscellaneous	1
Expenses before reductions	95
Expense reductions	(68)
Net expenses	27
Net investment income (loss)	197
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(384)
Futures contracts	(61)
Total return swap contracts	(121)
Foreign currency-related transactions	72
Capital gain distributions from Underlying Funds	69
Net realized gain (loss)	(425)
Net change in unrealized appreciation (depreciation) on:
Investments	1,299
Futures contracts	(53)
Options written	80
Total return swap contracts	(63)
Foreign currency-related transactions	54
Net change in unrealized appreciation (depreciation)	1,317
Net realized and unrealized gain (loss)	892
Net Increase (Decrease) in Net Assets from Operations	$1,089

See accompanying notes which are an integral part of the financial statements.

58 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended June 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$197	$881
Net realized gain (loss)	(425)	2,070
Net change in unrealized appreciation (depreciation)	1,317	(4,825)
Net increase (decrease) in net assets from operations	1,089	(1,874)
Distributions
From net investment income	(345)	(767)
From net realized gain	(—)	(3,854)
Net decrease in net assets from distributions	(345)	(4,621)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(3,020)	2,143
Total Net Increase (Decrease) in Net Assets	(2,276)	(4,352)
Net Assets
Beginning of period	48,051	52,403
End of period	$45,775	$48,051
Undistributed (overdistributed) net investment income included in net assets	$39	$187

* Share transaction amounts (in thousands) for the periods ended June 30, 2016 and December 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	223	$1,796	479	$4,396
Proceeds from reinvestment of distributions	43	344	525	4,622
Payments for shares redeemed	(628)	(5,160)	(740)	(6,875)
Total increase (decrease)	(362)	$(3,020)	264	$2,143

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 59

Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2016(1)	8.28	.04	.15	.19	(.06)	—
December 31, 2015	9.46	.16	(.50)	(.34)	(.13)	(.71)
December 31, 2014	9.60	.30	.04	.34	(.32)	(.16)
December 31, 2013	8.21	.23	1.39	1.62	(.23)	—
December 31, 2012	7.22	.15	.98	1.13	(.14)	—
December 31, 2011	7.82	.13	(.61)	(.48)	(.12)	—

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 60

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.06)	8.41	2.34	45,775.42		.12	.44	5
(.84)	8.28	(3.87)	48,051.39		.11	1.73	31
(.48)	9.46	3.48	52,403.40		.10	3.04	25
(.23)	9.60	19.81	50,254.41		.10	2.55	17
(.14)	8.21	15.68	39,140.44		.10	1.79	37
(.12)	7.22	(6.22)	30,845.49		.10	1.72	15

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 61

Russell Investment Funds
LifePoints® Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2016 (Unaudited)

(1) For the period ended June 30, 2016 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

62 Notes to Financial Highlights

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — June 30, 2016 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(8) Unrounded units.

Notes to Schedule of Investments 63

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2016 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these Funds. The
Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying
Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s approximate expected target strategic asset allocation effective May 1, 2016 to alternative, equity and fixed income asset classes. The alternative Underlying Funds in which the Funds may invest include the RIC Russell
Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds. The equity Underlying
Funds in which the Funds may invest include the RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF
Aggressive Equity, RIF Multi-Style Equity, RIC Russell Emerging Markets, RIC Russell Global Equity, and RIF Non-U.S. Funds.
The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIC
Russell Investment Grade Bond, RIC Russell Short Duration Bond and RIF Core Bond Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Alternative**	7%	10%	13%	13%
Equity	34%	55%	71%	79%
Fixed Income	59%	35%	16%	8%

* Actual assets allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting

64 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements 65

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

66 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At June 30, 2016, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2013 through December 31, 2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. The Funds intend to distribute substantially all of the distributions they receive from
Real Estate Investment Trust ("REIT") investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Derivatives
The Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully

Notes to Financial Statements 67

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2016, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2016	June 30, 2016
Moderate Strategy Fund	$11,925,908	$12,092,987
Balanced Strategy Fund	54,559,512	54,000,850
Growth Strategy Fund	37,783,937	38,454,643
Equity Growth Strategy Fund	9,998,568	9,943,481

68 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2016	June 30, 2016
Moderate Strategy Fund	$11,825,722	$12,145,299
Balanced Strategy Fund	54,017,361	54,321,798
Growth Strategy Fund	37,458,785	38,665,012
Equity Growth Strategy Fund	9,918,782	9,994,189

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended June 30, 2016, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

Notes to Financial Statements 69

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

		Notional of Options Contracts Opened or Closed
Funds		March 31, 2016	June 30, 2016
Moderate Strategy Fund	Opened	$6,626,578	$8,977,546
	Closed	—	6,922,093
Balanced Strategy Fund	Opened	17,526,370	37,158,644
	Closed	—	18,307,964
Growth Strategy Fund	Opened	11,890,682	49,139,801
	Closed	—	12,420,951
Equity Growth Strategy Fund	Opened	3,127,497	9,457,675
	Closed	—	3,266,969

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or
		Closed
Funds		March 31, 2016	June 30, 2016
Moderate Strategy Fund	Opened	$5,675,810	$6,298,692
	Closed	5,723,478	11,478,008
Balanced Strategy Fund	Opened	27,790,268	30,799,950
	Closed	28,509,871	29,974,647
Growth Strategy Fund	Opened	16,850,689	16,701,723
	Closed	16,319,343	16,744,309
Equity Growth Strategy Fund	Opened	3,368,498	6,085,949
	Closed	3,374,874	4,787,698

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk

70 Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These

Notes to Financial Statements 71

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LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended June 30, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

72 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Moderate Strategy Fund	$9,000,000		$9,000,000
Balanced Strategy Fund	18,200,000		18,200,000

Total Return Swaps
The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2016	June 30, 2016
Moderate Strategy Fund	$1,082,743		$1,169,000
Balanced Strategy Fund	3,141,452		3,391,718
Growth Strategy Fund	6,499,453		7,017,236
Equity Growth Strategy Fund	1,516,838		1,637,678

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Notes to Financial Statements 73

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds or Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds or Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' or Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' or Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' or Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Moderate Strategy Fund	$10,925,007	$10,833,049
Balanced Strategy Fund	6,314,512	22,985,906
Growth Strategy Fund	6,664,187	10,872,601
Equity Growth Strategy Fund	2,221,287	5,321,571

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder

74 Notes to Financial Statements

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LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

records and carrying out shareholder transactions. RIM is an indirect, wholly-owned subsidiary of Emerald Acquisition Limited, a company incorporated under the laws of England and Wales.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIM. As of June 30, 2016, the Funds had invested $7,693,312 in the Russell U.S. Cash Management Fund.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2016:

	Advisory	Administrative
Moderate Strategy Fund	$108,561	$23,069
Balanced Strategy Fund	279,063	59,301
Growth Strategy Fund	194,115	41,249
Equity Growth Strategy Fund	45,723	9,716

RIM has agreed to certain waivers of its advisory fees as follows:

For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2017, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2017, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2017, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2017, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2016, RIM waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$108,561	$13,755	$122,316
Balanced Strategy Fund	263,005	—	263,005
Growth Strategy Fund	181,660	—	181,660
Equity Growth Strategy Fund	45,723	21,934	67,657

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services.
RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended June 30, 2016:

Notes to Financial Statements 75

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

Amount
Moderate Strategy Fund	$2,388
Balanced Strategy Fund	6,139
Growth Strategy Fund	4,271
Equity Growth Strategy Fund	1,006

Distributor
Russell Investments Financial Services, LLC, (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended June 30, 2016 were as follows:

	Moderate Strategy	Balanced Strategy	Growth Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Advisory fees	$—	$1,105	$1,844	$—
Administration fees	3,927	9,805	6,987	1,598
Transfer agent fees	406	1,015	723	165
Trustee fees	327	1,068	671	177
	$4,660	$12,993	$10,225	$1,940

Board of Trustees
The Russell Fund Complex consists of RIC, which has 41funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of
RIC and RIF. The Russell Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell
Fund Complex.

For the period ended June 30, 2016, the total amount of regular compensation paid to Trustees by the Funds was $16,209.

Transactions with Affiliated Companies (amounts in thousands)
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2016 with Underlying
Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Moderate Strategy Fund
RIC Russell Commodity Strategies
Fund	$1,628	$684	$300	$(137)	$387	$2,262	$—	$—
RIC Russell Global Infrastructure
Fund	3,240	109	840	(23)	366	2,852	5	—
RIF Global Real Estate Securities
Fund	1,080	78	83	6	59	1,140	9	—
RIC Russell U.S. Defensive Equity
Fund	4,303	177	178	2	245	4,549	15	—
RIC Russell U.S. Dynamic Equity
Fund	3,216	370	196	(41)	(27)	3,322	11	—
RIF Aggressive Equity Fund	4,279	472	370	(54)	153	4,480	10	2
RIF Multi-Style Equity Fund	4,835	426	224	(10)	39	5,066	26	68
RIC Russell Global Opportunistic
Credit Fund	14,098	4,363	1,074	(55)	1,399	18,731	219	—
RIC Russell Investment Grade Bond
Fund	17,353	680	4,519	(42)	726	14,198	98	—
RIF Core Bond Fund	34,671	1,668	1,828	1	1,873	36,385	208	—

76 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
RIC Russell Emerging Markets Fund	4,276	432	419	(74)		355	4,570	—	—
RIC Russell Global Equity Fund	6,458	598	346	14		(71)	6,653	—	—
RIF Non-U.S. Fund	6,441	868	456	55		(375)	6,533	93	—
Russell U.S. Cash Management Fund	1,732	1,788	2,200	—		—	1,320	3	—
	$107,610	$12,713	$13,033	$(358	) $	5,129	$112,061	$697	$70
Balanced Strategy Fund
RIC Russell Commodity Strategies
Fund	$6,521	$29	$905	$(195	) $	870	$6,320	$—	$—
RIC Russell Global Infrastructure
Fund	11,526	43	1,639	(62)		1,482	11,350	20	—
RIF Global Real Estate Securities
Fund	2,875	45	252	9		155	2,832	23	—
RIC Russell U.S. Defensive Equity
Fund	20,100	92	1,476	90		1,002	19,808	67	—
RIC Russell U.S. Dynamic Equity
Fund	20,094	464	735	(140)		(350)	19,333	70	—
RIF Aggressive Equity Fund	17,198	332	1,065	(175)		486	16,776	40	9
RIF Multi-Style Equity Fund	22,267	586	1,145	(22)		92	21,778	117	310
RIC Russell Global Opportunistic
Credit Fund	26,061	2,207	2,164	(202)		2,273	28,175	332	—
RIF Core Bond Fund	81,130	840	10,026	85		4,036	76,065	459	—
RIC Russell Emerging Markets Fund	17,194	227	1,387	(197)		1,229	17,066	—	—
RIC Russell Global Equity Fund	28,754	458	1,172	(9)		(326)	27,705	—	—
RIF Non-U.S. Fund	28,716	992	1,020	(20)		(1,473)	27,195	408	—
Russell U.S. Cash Management Fund	4,030	5,668	6,582	—		—	3,116	7	—
	$286,466	$11,983	$29,568	$(838	) $	9,476	$277,519	$1,543	$319
Growth Strategy Fund
RIC Russell Commodity Strategies
Fund	$6,054	$55	$681	$(270	) $	902	$6,060	$—	$—
RIC Russell Global Infrastructure
Fund	10,028	37	3,057	(96)		1,230	8,142	17	—
RIF Global Real Estate Securities
Fund	6,019	91	365	(30)		369	6,084	49	—
RIC Russell U.S. Defensive Equity
Fund	15,984	111	770	(6)		871	16,190	54	—
RIC Russell U.S. Dynamic Equity
Fund	15,932	540	291	(54)		(335)	15,792	56	—
RIF Aggressive Equity Fund	17,884	471	652	(144)		475	18,034	42	10
RIF Multi-Style Equity Fund	21,950	524	477	(57)		125	22,065	116	304
RIC Russell Global Opportunistic
Credit Fund	10,079	151	847	(81)		791	10,093	120	—
RIF Core Bond Fund	24,162	2,517	1,831	(26)		1,339	26,161	140	—
RIC Russell Emerging Markets Fund	17,871	518	1,099	(174)		1,263	18,379	—	—
RIC Russell Global Equity Fund	24,005	453	396	—		(285)	23,777	—	—
RIF Non-U.S. Fund	25,960	1,196	407	(6)		(1,356)	25,387	369	—
Russell U.S. Cash Management Fund	3,297	5,021	5,559	—		—	2,759	6	—
	$199,225	$11,685	$16,432	$(944	) $	5,389	$198,923	$969	$314
Equity Growth Strategy Fund
RIC Russell Commodity Strategies
Fund	$1,460	$60	$279	$(72	) $	218	$1,387	$—	$—
RIC Russell Global Infrastructure
Fund	2,410	33	830	(26)		290	1,877	4	—

Notes to Financial Statements 77

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
RIF Global Real Estate Securities
Fund	1,443	27	137	(13)		92	1,412	12	—
RIC Russell U.S. Defensive Equity
Fund	4,317	89	446	(7)		230	4,183	14	—
RIC Russell U.S. Dynamic Equity
Fund	4,318	192	354	(6)		(92)	4,058	15	—
RIF Aggressive Equity Fund	5,270	261	625	(124)		224	5,006	12	3
RIF Multi-Style Equity Fund	4,798	154	378	(3)		14	4,585	25	66
RIC Russell Global Opportunistic
Credit Fund	4,358	148	604	(37)		335	4,200	51	—
RIC Russell Emerging Markets Fund	5,265	708	707	(129)		474	5,611	—	—
RIC Russell Global Equity Fund	7,207	198	518	13		(92)	6,808	—	—
RIF Non-U.S. Fund	6,241	351	444	20		(333)	5,835	90	—
Russell U.S. Cash Management Fund	734	932	1,167	—		—	499	1	—
	$47,821	$3,153	$6,489	$(384	) $	1,360	$45,461	$224	$69

5. Federal Income Taxes
At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy	Balanced Strategy		Equity Growth
	Fund	Fund	Growth Strategy Fund	Strategy Fund
Cost of Investments	$106,942,363	$257,853,425	$190,870,175	$43,844,563
Unrealized Appreciation	$6,198,241	$24,425,225	$12,537,971	$2,070,718
Unrealized Depreciation	(1,042,802)	(4,606,830)	(4,331,724)	(415,427)
Net Unrealized Appreciation (Depreciation)	$5,155,439	$19,818,395	$8,206,247	$1,655,291

At June 30, 2016, none of the Funds had capital losses available for carryforwards.
6. Record Ownership
As of June 30, 2016, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Moderate Strategy Fund	1	91.1
Balanced Strategy Fund	1	91.4
Growth Strategy Fund	1	88.4
Equity Growth Strategy Fund	2	97.5

7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIM. On December 8, 2014,
Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIM and RIFUS are defending the actions.

78 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2016 (Unaudited)

8. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures.

On July 5, 2016, the Board declared dividends payable from net investment income. Dividends were paid July 7, 2016, to shareholders of record on July 6, 2016.

Notes to Financial Statements 79

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

80 Shareholder Requests for Additional Information

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2016
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex
consists of Russell Investment Company (“RIC”), which has 41 funds and Russell Investment Funds (“RIF”), which has 9 funds.
Each of the trustees is a trustee of RIC and RIF. The first table provides information for the independent trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Effective June 30,
2016, Ms. Sandra Cavanaugh retired from Russell Investments and resigned her position as an Interested Trustee of the Trust.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	50	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 81

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	50	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

82 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	50	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Until May
			(investment company)		6, 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	50	Until October
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.		Exchange
98101		Appointed until	(investment company)		Traded Funds
		successor is			Trust
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	50	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 83

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	50	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,		Russell
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper		Exchange
98101	Committee since	Appointed until	and forest products)		Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	50	• Director,
Born March 21, 1949	Chairman of	successor is			Board
1301 Second Avenue,	the Investment	duly elected and			Chairman and
18th Floor, Seattle, WA	Committee since	qualified			Chairman
98101	2015	Appointed until			of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	50	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

84 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2016 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIM
18th Floor, Seattle, WA
98101
Mark E. Swanson,	President and Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Executive Officer	is chosen and	• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC
1301 Second Avenue	since 2016	qualified by	and RIF
18th Floor, Seattle, WA	Treasurer and Chief	Trustees	• Director, President and CEO, RIFUS
98101	Accounting Officer		• Director, RIM, Russell Investments Trust Company (“RITC”) and
	since 1998		Russell Investments Financial Services, LLC (“RIFIS”)
• October 2011 to December 2013, Head of North America Operations
Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments
Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments
Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U.S. One Inc.

Disclosure of Information about Fund Trustees and Officers 85

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Adviser and Service Providers — June 30, 2016 (Unaudited)

Independent Trustees	Administrator, Transfer and Dividend Disbursing
Thaddas L. Alston	Agent
Kristianne Blake	Russell Investments Fund Services, LLC
Cheryl Burgermeister	1301 Second Avenue
Daniel P. Connealy	Seattle, WA 98101
Katherine W. Krysty
Raymond P. Tennison, Jr.	Custodian
Jack R. Thompson	State Street Bank and Trust Company
1 Heritage Drive
Trustee Emeritus	North Quincy, MA 02171
George F. Russell, Jr.	Office of Shareholder Inquiries
Officers	1301 Second Avenue
Cheryl Wichers, Chief Compliance Officer	Seattle, WA 98101
Jeffrey T. Hussey, Chief Investment Officer	(800) 787-7354
Mark E. Swanson, President and Chief Executive Officer,
Treasurer and Chief Accounting Officer	Legal Counsel
Mary Beth R. Albaneze, Secretary	Dechert LLP
One International Place, 40th Floor
Adviser	100 Oliver Street
Russell Investment Management, LLC	Boston, MA 02110
1301 Second Avenue
Seattle, WA 98101	Distributor
Russell Investments Financial Services, LLC.
1301 Second Avenue
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

86 Adviser and Service Providers

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Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief
Financial Officer, Russell Investment Funds

Date: August 22, 2016